                                                     Registration Nos. 333-40637
                                                                        811-2441

                 As filed with the Commission on March 31, 2000
                     ______________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No. ______                 ____
     Post-Effective Amendment No.  4                      X
                                  ----                   ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No.   80                                   X
                   ------                                ---


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D
                           (Exact Name of Registrant)


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                              2727-A Allen Parkway
                           Houston, Texas 77019-2191
        (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (713) 831-1230
              (Depositor's Telephone Number, including Area Code)


                             Pauletta P. Cohn, Esq.
                             Deputy General Counsel
                        American General Life Companies
                    2929 Allen Parkway, Houston, Texas 77019
                    (Name and Address of Agent for Service)


           Approximate Date of Proposed Public Offering:  Continuous

It is proposed that the filing will become effective (check appropriate box)

     [ ]    immediately upon filing pursuant to paragraph (b) of Rule 485
     [X]    on April 3, 2000 pursuant to paragraph (b) of Rule 485
     [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ]    on (date) pursuant to paragraph (a)(1) of Rule 485
     [ ]    75 days after filing pursuant to paragraph (a)(2)
            on (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Units of interest in American General Life Insurance Company
     Separate Account D under variable annuity contracts

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                        PROFILE OF THE SELECT RESERVE(SM)
   FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL DEFERRED ANNUITY CONTRACTS

This Profile summarizes information you should know before investing in a Contract. The Contracts are more fully described in the Prospectus that accompanies this Profile. Please read the Prospectus carefully.

1. THE CONTRACTS. The Select Reserve(SM) Contracts ("Contracts") are flexible payment variable and fixed individual deferred annuity Contracts issued by American General Life Insurance Company ("AGL"). They are primarily designed for investment of after-tax money in non-qualified annuities in order to provide retirement income. Because of a minimum initial purchase payment of $50,000, the Contracts may not be suitable for many tax-qualified plan programs. However, you may wish to use a Contract for programs such as a rollover individual retirement annuity.

You may use the Divisions of American General Life Insurance Company Separate Account D ("Separate Account") for a variable investment return under a Contract. Variable returns are based on one or more series of the mutual funds listed in Section 4, below. You may also use AGL's Fixed Account, for investment in Guarantee Periods with guaranteed principal and interest.

The Divisions of the Separate Account offer an opportunity to realize better returns than those guaranteed under the Guarantee Periods. The Divisions involve risk, however, and you can lose money. You may make transfers among the Divisions and Guarantee Periods.

The Contracts have an accumulation phase and an annuity phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. When you begin receiving regular annuity payments, a portion of each payment is taxable. Various distribution methods are available during the accumulation phase and the annuity phase.

The amount accumulated under your Contract during the accumulation phase will determine the amount of annuity payments during the annuity phase.

2. ANNUITY PAYMENTS. Your Contract's value may be applied to any one of the following annuity payout options (assuming that you are the annuitant): (1) Life Annuity - monthly payments during your life; (2) Life Annuity - Period Certain - monthly payments, during your life, but with payments continuing to the beneficiary for the balance of the 10, 15 or 20 years (as you choose) if you die before the end of the chosen period; (3) Joint and Last Survivor-Life - monthly payments during your life and the life of another payee, with payments continuing during the lifetime of the survivor; (4) Certain Period - monthly payments to you or another payee and on your death or the death of the other payee to a beneficiary for a specified period of time between five and 40 years, with no life contingencies; (5) Specified Dollar Amount - monthly payments in amounts not less than $125 nor more than $200 per year for each $1,000 of the original amount due, with the balance to a beneficiary if the person receiving the payments dies prior to completion of the payments.

With the exception of option 5, you may choose annuity payments under the above options to be made on a fixed or variable basis. The dollar amount of your payments on a variable basis will depend upon the investment performance of the Divisions. Option 5 is available only on a fixed basis. A payee receiving variable (but not fixed) annuity payments under option 4 may elect at any time to terminate the option and receive the commuted (current) value of the annuity.

3. PURCHASE. You can purchase a Contract by submitting an application. The minimum initial purchase payment is $50,000. You may contribute additional amounts of $5,000 or more at any time during the accumulation phase.

4. INVESTMENT OPTIONS. Through the Divisions, you may invest in one or more of the following series of the mutual funds named below:

AMERICAN GENERAL SERIES            NAVELLIER VARIABLE INSURANCE     ROYCE CAPITAL FUND
PORTFOLIO COMPANY                  SERIES FUND, INC.                .  Royce Premier Portfolio
 .  Money Market Fund               .  Navellier Growth Portfolio

HOTCHKIS AND WILEY                 OFFIT VARIABLE                   WRIGHT MANAGED BLUE
VARIABLE TRUST                     INSURANCE FUND, INC.             CHIP SERIES TRUST
 . Hotchkis and Wiley Equity        .  OFFIT VIF-                    .  Wright International
  Income VIP Portfolio                Emerging Markets Fund            Blue Chip Portfolio
 . Hotchkis and Wiley Low           .  OFFIT VIF-                    .  Wright Selected Blue
  Duration VIP Portfolio              High Yield Fund                  Chip Portfolio
                                   .  OFFIT VIF-
LEVCO SERIES TRUST                    Total Return Fund
 . LEVCO Equity Value               .  OFFIT VIF-
  Fund                                U.S. Government
                                      Securities Fund

You may also invest in a Guarantee Period. Currently, AGL offers a one-year Guarantee Period. Other Guarantee Periods may be offered, in the future, with different interest rates and durations.

Effective October 20, 1999, the OFFITBANK Variable Insurance Fund, Inc. changed its name to OFFIT Variable Insurance Fund, Inc. Additionally, the OFFITBANK VIF-Emerging Markets Fund, the OFFITBANK VIF-High Yield Fund, the OFFITBANK VIF-Total Return Fund, and the OFFITBANK VIF-U.S. Government Securities Fund, respectively, changed their names to the OFFIT VIF-Emerging Markets Fund, the OFFIT VIF-High Yield Fund, the OFFIT VIF-Total Return Fund, and the OFFIT VIF-U.S. Government Securities Fund.

5. EXPENSES. We deduct a daily charge for mortality and expense risks at an annual rate of 0.36%, and a daily charge for administration expenses at an annual rate of 0.04%, of the average daily net asset value of a Division.

There also are investment series charges, ranging from 0.57% to 1.85% of the average annual assets of the series listed in Section 4, above, depending on the series involved. Charges for state premium and other applicable taxes ("premium taxes") may also apply at the time you elect to start receiving annuity payments.

The first two columns in the following chart show the Contract charges and the investment series charges. The third column, "Total Annual Charges," shows the total of the charges in the first two columns. The last two columns provide two examples of the total annual charges, in dollars, that you would pay under a Contract, assuming that you invest $1,000 in a Contract that earns 5% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 10. The column for year 1 shows the total annual charges for that year. The column for year 10 shows the aggregate of all the annual charges assessed for the 10 years. The examples assume that there are no charges for premium taxes.

                                                                                              EXAMPLES OF
                                          TOTAL ANNUAL    TOTAL ANNUAL                       TOTAL ANNUAL
                                            CONTRACT         SERIES       TOTAL ANNUAL    CHARGES AT   END OF:
INVESTMENT SERIES                           CHARGES         CHARGES         CHARGES         1 YEAR     10 YEARS
---------------------------------------------------------------------------------------------------------------
Hotchkis and Wiley Equity Income VIP          0.40%           1.15%           1.55%           $16       $185
Hotchkis and Wiley Low Duration VIP           0.40%           0.58%           0.98%           $10       $120
LEVCO Equity Value                            0.40%           1.10%           1.50%           $15       $179
Navellier Growth                              0.40%           1.50%           1.90%           $19       $222
OFFIT VIF-Emerging Markets                    0.40%           1.50%           1.90%           $19       $222
OFFIT VIF-High Yield                          0.40%           1.15%           1.55%           $16       $185
OFFIT VIF-Total Return                        0.40%           0.80%           1.20%           $12       $145
OFFIT VIF-U.S. Government                     0.40%           0.60%           1.00%           $10       $122
       Securities
Royce Premier                                 0.40%           1.35%           1.75%           $18       $206
Wright International Blue Chip                0.40%           1.85%           2.25%           $23       $258
Wright Selected Blue Chip                     0.40%           1.15%           1.55%           $16       $185
Money Market                                  0.40%           0.57%           0.97%           $10       $119

The charges reflect any expense reimbursement or waiver. For more information, see the Fee Table in the Prospectus.

6. TAXES. Usually, you pay taxes on earnings only when distributions are made from your Contract. You may also pay a 10% penalty on the taxable portion of distributions received prior to age 59 1/2.

7. ACCESS TO YOUR MONEY. Prior to the annuity starting date, you may receive distributions under your Contract through the following withdrawal options: (1) partial withdrawals of at least $100 may be taken at any time, and (2) systematic withdrawals paid monthly, quarterly, semiannually or annually, subject to a $100 minimum for each payment.

You also have access to your Contract's value by surrendering the Contract. You may do this at any time prior to the annuity starting date. During the annuity payout period, a person receiving variable payments, for a designated period of time, may also surrender the Contract. Withdrawals and surrenders may be subject to income tax and a tax penalty.

8. PERFORMANCE. During the accumulation phase, your Contract's value in the Divisions may fluctuate, reflecting the investment performance of the Divisions you have selected. The following chart shows hypothetical total returns for Divisions whose corresponding series have at least one full calendar year of operations. The returns shown are based on the actual historical performance of the corresponding series. They reflect all charges and deductions of the series and the Divisions that would have been made during the periods shown. Thus, the chart reflects all of the charges in the third column of the chart in Section 5, above, for the Divisions included below. If also included, premium taxes would reduce the performance numbers shown below. Past performance is not a guarantee of future results.

Division                    1999       1998      1997     1996     1995    1994    1993    1992    1991    1990
---------------------------------------------------------------------------------------------------------------
Hotchkis and Wiley         (3.11)%     N/A        N/A     N/A       N/A     N/A     N/A     N/A     N/A     N/A
  Equity Income VIP
Hotchkis and Wiley          2.02%      N/A        N/A     N/A       N/A     N/A     N/A     N/A     N/A     N/A
  Low Duration VIP
LEVCO Equity Value         15.26%     15.22%      N/A     N/A       N/A     N/A     N/A     N/A     N/A     N/A
Navellier Growth           91.89%      N/A        N/A     N/A       N/A     N/A     N/A     N/A     N/A     N/A
OFFIT VIF -                24.52%    (16.91)%    5.77%    N/A       N/A     N/A     N/A     N/A     N/A     N/A
  Emerging Markets
OFFIT VIF-High Yield       (1.18)%     3.63%    11.20%    N/A       N/A     N/A     N/A     N/A     N/A     N/A
OFFIT VIF-Total Return     (2.66)%     N/A        N/A     N/A       N/A     N/A     N/A     N/A     N/A     N/A
Royce Premier               7.79%      8.20%    16.32%    N/A       N/A     N/A     N/A     N/A     N/A     N/A
Wright International       31.70%      7.68%     5.06%   16.62%    9.34%    N/A     N/A     N/A     N/A     N/A
  Blue Chip
Wright Selected            13.60%     (3.28)%   31.21%   21.99%   25.43%    N/A     N/A     N/A     N/A     N/A
  Blue Chip
Money Market                4.33%      4.47%     4.49%    4.32%    4.85%   3.11%   2.01%   2.57%   4.83%   7.18%

9. DEATH BENEFIT. If you die before the annuity starting date, the beneficiary will receive a death benefit. The death benefit is the Contract value at the time we receive proof of death and a written request specifying the manner of payment, less premium taxes. However, if death occurs prior to age 81, and before the annuity starting date, the death benefit is the greater of (1) the death benefit in the preceding sentence or (2) the sum of all purchase payments you have paid under the Contract, less any partial withdrawals and premium taxes.

10. OTHER INFORMATION.

TAX-QUALIFIED PLANS. Please consult your tax adviser before purchasing a Contract as a rollover from an existing tax-qualified retirement plan, including another individual retirement account or annuity under Section 408 of the Internal Revenue Code. Any discussion of taxes in this Profile does not apply to such a Contract.

FREE LOOK. You can examine your Contract for a period of 10 days after you receive it, and return it to us for a refund. Your refund will equal your Contract's value, reflecting any investment gain or loss in the Divisions you have specified. Some states require us to refund the sum of your purchase payments if it is larger than your Contract's value. Other states allow us to refund only the sum of your purchase payments.

AUTOMATIC REBALANCING. You can have your money automatically rebalanced among the Divisions quarterly, semiannually, or annually in order to retain the proportional investments you select.

REPORTS. We will mail to Contract owners or annuitants any reports and communications required by law. The toll-free number for daily Division values is 1-800-813-5065.

11. INQUIRIES. If you need more information, please contact your registered representative. You may also contact us at:

American General Life Insurance Company
Annuity Administration Department
P.O. Box 1401
Houston, Texas 77251-1401
Telephone 1-800-813-5065 and 1-713-831-3505

                               SELECT RESERVE/SM/
                         FLEXIBLE PAYMENT VARIABLE AND
                  FIXED INDIVIDUAL DEFERRED ANNUITY CONTRACTS
                                  OFFERED BY
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                       ANNUITY ADMINISTRATION DEPARTMENT
                   P.O. BOX 1401, HOUSTON, TEXAS 77251-1401
                        1-800-813-5065;  1-713-831-3505

American General Life Insurance Company ("AGL") is offering the flexible payment variable and fixed individual deferred annuity contracts (the "Contracts") described in this Prospectus.

You may use American General Life Insurance Company Separate Account D ("the Separate Account") for a variable investment return under the Contracts based on one or more series of the mutual funds named below, as follows:

AMERICAN GENERAL SERIES PORTFOLIO          NAVELLIER VARIABLE INSURANCE SERIES FUND,        ROYCE CAPITAL FUND
COMPANY                                    INC.                                              .  Royce Premier
 .    Money Market Fund                    .  Navellier Growth Portfolio                        Portfolio

HOTCHKIS AND WILEY                         OFFIT VARIABLE INSURANCE FUND, INC.              WRIGHT MANAGED BLUE
Variable Trust                             .  OFFIT VIF-Emerging Markets Fund               Chip Series Trust
 .  Hotchkis and Wiley Equity              .  OFFIT VIF-High Yield Fund                      .  Wright International
    Income VIP Portfolio                   .  OFFIT VIF-Total Return Fund                       Blue Chip Portfolio
 .  Hotchkis and Wiley Low                 .  OFFIT VIF-U.S. Government                      .  Wright Selected Blue
    Duration VIP Portfolio                    Securities Fund                                   Chip Portfolio

LEVCO SERIES TRUST
 .  LEVCO Equity Value Fund

You may also use AGL's guaranteed interest option. This option currently has one Guarantee Period, with a guaranteed interest rate.

Effective October 20, 1999, the OFFITBANK Variable Insurance Fund, Inc. changed its name to OFFIT Variable Insurance Fund, Inc. Additionally, the OFFITBANK VIF-Emerging Markets Fund, the OFFITBANK VIF-High Yield Fund, the OFFITBANK VIF-Total Return Fund, and the OFFITBANK VIF-U.S. Government Securities Fund, respectively, changed their names to the OFFIT VIF-Emerging Markets Fund, the OFFIT VIF-High Yield Fund, the OFFIT VIF-Total Return Fund, and the OFFIT VIF-U.S. Government Securities Fund.

This Prospectus provides you with information that you should have before investing in the Contracts. Please read the Prospectus carefully and keep it for future reference.

For additional information about the Contracts, you may request a copy of the Statement of Additional Information (the "Statement"), dated April 3, 2000. We have filed the Statement with the Securities and Exchange Commission ("SEC") and have incorporated it by reference into this Prospectus. The "Contents" of the Statement appears at page 47 of this Prospectus. You may obtain a free copy of the Statement if you write or call AGL's Annuity Administration Department, which is located at 2727-A Allen Parkway, Houston, Texas 77019-2191. The telephone number is 1-800-813-5065. You may obtain the Statement through the SEC's Web site at http://www.sec.gov.

You should rely only on the information contained in this document or that we have referred you to. We have not authorized anyone to provide you with information that is different.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense. The Contracts are not available in all states.

This Prospectus is valid only if you also receive current fund prospectuses of the American General Series Portfolio Company, Hotchkis and Wiley Variable Trust, Levco Series Trust, Navellier Variable Insurance Series Fund, Inc., OFFIT Variable Insurance Fund, Inc., Royce Capital Fund, and Wright Managed Blue Chip Series Trust.

               This Prospectus is dated April 3, 2000.

                                   CONTENTS

Definitions................................................................................    4
Fee Table..................................................................................    7
Communications to Us.......................................................................    9
Performance Information....................................................................    9
  Financial Ratings........................................................................   10
  Other Information........................................................................   11
Selected Accumulation Unit Data (Unaudited)................................................   12
Financial Information......................................................................   12
AGL........................................................................................   13
Separate Account D.........................................................................   13
The Series.................................................................................   13
  Voting Privileges........................................................................   17
The Fixed Account..........................................................................   18
  Guarantee Periods........................................................................   18
  Crediting Interest.......................................................................   19
  New Guarantee Periods....................................................................   20
Contract Issuance and Purchase Payments....................................................   20
  Minimum Requirements.....................................................................   21
  Payments.................................................................................   21
  Cancellation.............................................................................   21
Owner Account Value........................................................................   22
  Variable Account Value...................................................................   22
  Fixed Account Value......................................................................   22
Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of Owner Account Value...   23
  Transfers................................................................................   23
  Automatic Rebalancing....................................................................   25
  Surrenders...............................................................................   25
  Partial Withdrawals......................................................................   26
Annuity Period and Annuity Payment Options.................................................   26
  Annuity Commencement Date................................................................   26
  Application of Owner Account Value.......................................................   27
  Fixed and Variable Annuity Payments......................................................   27
  Annuity Payment Options..................................................................   28
  Election of Annuity Payment Option.......................................................   28
  Available Annuity Payment Options........................................................   29
  Transfers................................................................................   30
Death Proceeds.............................................................................   31
  Death Proceeds Before the Annuity Commencement Date......................................   31
  Death Proceeds After the Annuity Commencement Date.......................................   32
  Proof of Death...........................................................................   33
Charges Under the Contracts................................................................   33
  Premium Taxes............................................................................   33
  Transfer Charges.........................................................................   34
  Charge to the Separate Account...........................................................   34
  Miscellaneous............................................................................   34
  Systematic Withdrawal Plan...............................................................   35
  Reduction in Administrative Expense Charge...............................................   35
Other Aspects of the Contracts.............................................................   35

  Owners, Annuitants, and Beneficiaries; Assignments.......................................   35
  Reports..................................................................................   36
  Rights Reserved by Us....................................................................   36
  Payment and Deferment....................................................................   37
Federal Income Tax Matters.................................................................   38
  General..................................................................................   38
  Non-Qualified Contracts..................................................................   38
  Individual Retirement Annuities ("IRAs").................................................   40
  Roth IRAs................................................................................   42
  Simplified Employee Pension Plans........................................................   43
  Simple Retirement Accounts...............................................................   43
  Other Qualified Plans....................................................................   43
  Private Employer Unfunded Deferred Compensation Plans....................................   44
  Federal Income Tax Withholding and Reporting.............................................   45
  Taxes Payable by AGL and the Separate Account............................................   45
Distribution Arrangements..................................................................   45
Services Agreements........................................................................   46
Legal Matters..............................................................................   46
Year 2000 Considerations...................................................................   46
Other Information on File..................................................................   47
Contents of Statement of Additional Information............................................   47

                                  DEFINITIONS

WE, OUR AND US - American General Life Insurance Company ("AGL").

YOU AND YOUR - a reader of this Prospectus who is contemplating making purchase payments or taking any other action in connection with a Contract. This is generally the Owner of a Contract.

ACCOUNT VALUE - the sum of your Fixed Account Value and your Variable Account Value after deduction of any fees. We may subtract certain other charges from your Account Value in the case of transfers or distribution of your Account Value.

ACCUMULATION UNIT - a measuring unit used in calculating your interest in a Division of the Separate Account before the Annuity Commencement Date.

ANNUITANT - the person named as Annuitant in the application for a Contract and on whose life annuity payments may be based.

ANNUITY COMMENCEMENT DATE - the date on which we begin making payments under an Annuity Payment Option, unless you elect a single sum payment instead.

ANNUITY PAYMENT OPTION - one of the ways in which you can request us to make annuity payments to you. An Annuity Payment Option will control the amount of each payment, how often we make payments, and for how long we make payments.

ANNUITY PERIOD - the period of time during which we make annuity payments under an Annuity Payment Option.

ANNUITY UNIT - a measuring unit used to calculate the amount of Variable Annuity Payments.

BENEFICIARY - the person who will receive any proceeds due under a Contract following the death of an Owner or an Annuitant.

CODE - the Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT - a person whom you designate under a Non-Qualified Contract to become the Annuitant if the Annuitant dies before the Annuity Commencement Date and the Contingent Annuitant is alive when the Annuitant dies.

CONTINGENT BENEFICIARY - a person whom you designate to receive any proceeds due under a Contract following the death of an Owner or an Annuitant, if the Beneficiary has died but the Contingent Beneficiary is alive when the proceeds become payable.

CONTRACT - an individual annuity Contract offered by this Prospectus.

CONTRACT ANNIVERSARY - each anniversary of the date of issue of the Contract.

CONTRACT YEAR - each year beginning with the date of issue of the Contract.

DIVISION - one of the several different investment options into which the Separate Account is divided. Each Division invests in shares of a Series.

FIXED ACCOUNT - the name of the investment option that allows you to allocate purchase payments to AGL's General Account.

FIXED ACCOUNT VALUE - the sum of your net purchase payments and transfers in the Fixed Account, plus accumulated interest, less any partial withdrawals and transfers you make out of the Fixed Account.

FIXED ANNUITY PAYMENTS - annuity payments that are fixed in amount and do not vary with the investment experience of any Division of the Separate Account.

GENERAL ACCOUNT - all assets of AGL other than those in the Separate Account or any other legally segregated separate account established by AGL.

GUARANTEED INTEREST RATE - the rate of interest we credit during any Guarantee Period, on an effective annual basis.

GUARANTEE PERIOD - the period for which we credit a Guaranteed Interest Rate.

HOME OFFICE - our office at the following address and phone number: American General Life Insurance Company, 2727-A Allen Parkway, Houston, Texas 77019,
(713) 831-3505.

NON-QUALIFIED - not eligible for the kind of federal income tax treatment that occurs with retirement plans allowed by Sections 401, 403, 408 or 408A of the Code.

OWNER - the holder of record of a Contract, except that the employer or trustee may be the Owner of the Contract in connection with a retirement plan.

QUALIFIED - eligible for the kind of federal income tax treatment that occurs with retirement plans under sections 401, 403, 408 or 408A of the Code.

SEPARATE ACCOUNT AND SEPARATE ACCOUNT D - the segregated asset account of AGL named American General Life Insurance Company Separate Account D which invests purchase payments under the Contracts.

SERIES - an individual portfolio of a mutual fund that you may choose for investment under the Contracts. Currently, the Series are part of either the American General Series Portfolio Company, Hotchkis and Wiley Variable Trust, LEVCO Series Trust, Navellier Variable Insurance Series Fund, Inc., OFFIT Variable Insurance Fund, Inc., Royce Capital Fund or Wright Managed Blue Chip Series Trust.

VALUATION DATE - a day when we are open for business. However, a day is not a Valuation Date, if the Series in which a Division invests does not calculate the value of its shares on that day.

VALUATION PERIOD - the period that starts at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the New York Stock Exchange on the next Valuation Date.

VARIABLE ACCOUNT VALUE - the sum of your account values in the Separate Account Divisions. Your account value in a Separate Account Division equals the value of a Division's Accumulation Unit multiplied by the number of Accumulation Units you have in that Division.

VARIABLE ANNUITY PAYMENTS - annuity payments that vary in amount based on the investment earnings and losses of one or more of the Divisions.

WRITTEN - signed, dated, and in a form satisfactory to us and received at our Home Office. You must use special forms we or your sales representative provide to elect an Annuity Payment Option.

                                   FEE TABLE

The purpose of this Fee Table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly under a Contract. The table reflects expenses of the Separate Account and the Series. We may also deduct amounts for state premium taxes or similar assessments, where applicable.

PARTICIPANT TRANSACTION CHARGES
-------------------------------
     Front-End Sales Charge Imposed on Purchases                                 0%
     Surrender Charge                                                            0%
     (computed as a percentage of purchase payments surrendered)
     Transfer Charge                                                         $   0/1/

ANNUAL CONTRACT FEE.......................................................   $   0
-------------------

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily net asset value)
--------------------------------

     Mortality and Expense Risk Charge....................................    0.36%
     Administrative Expense Charge........................................    0.04%
                                                                             -----
  Total Separate Account Annual Expenses................................      0.40%
                                                                             =====

---------------
/1/ This charge is $25 after the 12th transfer during each Contract Year before the Annuity Commencement Date. Certain exceptions apply.

 THE SERIES' ANNUAL EXPENSES/1/ (as a percentage of average daily Variable Account value)

                                                    Management          Other
                                                    Fees After          Expenses         Annual Expenses
                                                    Expense             After Expense    After Expense
                                                    Reimbursement       Reimbursement    Reimbursement
                                                    and Waiver/3/       and Waiver/3/    and Waiver/3/
                                                    -------------       -------------    -------------
Hotchkis and Wiley Equity Income VIP                    0.75%              0.40%            1.15%
Hotchkis and Wiley Low Duration VIP                     0.46%              0.12%            0.58%
LEVCO Equity Value                                      0.85%              0.25%            1.10%
Navellier Growth                                        0.85%              0.65%            1.50%
OFFIT VIF-Emerging Markets                              0.32%              1.18%            1.50%
OFFIT VIF-High Yield                                    0.63%              0.52%            1.15%
OFFIT VIF-Total Return/2/                               0.00%              0.80%            0.80%
OFFIT VIF-U. S. Government Securities                   0.07%              0.53%            0.60%
Royce Premier                                           0.00%              1.35%            1.35%
Wright International Blue Chip                          0.00%              1.85%            1.85%
Wright Selected Blue Chip                               0.00%              1.15%            1.15%
Money Market                                            0.50%              0.07%            0.57%

-----------

  /1/ The Series advisers or managers have entered into administrative services agreements with AGL. The advisers or managers pay fees to AGL for these services. The fees do not have a direct relationship to the Series' Annual Expenses. (See "Services Agreements.")

  /2/ OFFIT VIF-Total Return may invest a portion of its assets in shares of OFFIT VIF-High Yield, OFFIT VIF-Emerging Markets, and OFFIT VIF-U.S. Government Securities. Shareholders of OFFIT VIF-Total Return will indirectly bear the expenses of the underlying funds at the rates stated above.

  /3/ If expense reimbursements and fee waivers were terminated, management fees and other expenses would have been as shown in the following table.


                                                   Management      Other     Total Annual
                                                     Fees        Expenses      Expenses
                                                  -----------    ---------   -------------

     Hotchkis and Wiley Equity Income VIP             0.75%       5.01%           5.76%
     Hotchkis and Wiley Low Duration VIP              0.46%       3.54%           4.00%
     LEVCO Equity Value                               1.46%       0.25%           1.71%
     Navellier Growth                                 0.85%       7.38%           8.23%
     OFFIT VIF-Emerging Markets                       0.90%       1.69%           2.59%
     OFFIT VIF-High Yield                             0.85%       0.56%           1.41%
     OFFIT VIF-Total Return                           0.80%       6.53%           7.33%
     OFFIT VIF-U. S. Government Securities            0.35%       0.77%           1.12%
     Royce Premier                                    1.00%       4.63%           5.63%
     Wright International Blue Chip                   0.80%       6.62%           7.42%
     Wright Selected Blue Chip                        0.65%       1.76%           2.41%
     Money Market                                     0.50%       0.07%           0.57%

Example Whether or not you surrender or annuitize at the end of the applicable time period, the following expenses would apply to a $1,000 investment if you assume a 5% annual return on assets:


If all amounts are allocated
to a Division that invests in
one of the following Series:                1 year   3 years   5 years   10 years
-----------------------------------------   ------   -------   -------   --------
Hotchkis and Wiley Equity Income VIP           $16       $49      $ 84       $185
Hotchkis and Wiley Low Duration VIP            $10       $31      $ 54       $120
LEVCO Equity Value                             $15       $47      $ 82       $179
Navellier Growth                               $19       $60      $103       $222
OFFIT VIF-Emerging Markets                     $19       $60      $103       $222
OFFIT VIF-High Yield                           $16       $49      $ 84       $185
OFFIT VIF-Total Return                         $12       $38      $ 66       $145
OFFIT VIF-U. S. Government Securities*         $10       $32       N/A        N/A
Royce Premier                                  $18       $55      $ 95       $206
Wright International Blue Chip                 $23       $70      $120       $258
Wright Selected Blue Chip                      $16       $49      $ 84       $185
Money Market                                   $10       $31      $ 54       $119

----------------

* "N/A" reflects SEC rules that require OFFIT VIF-U.S. Government Securities to complete the Example for only the one and three year periods.

THE EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance. The Example assumes an estimated Average Account Value of $50,000.

                             COMMUNICATIONS TO US

You should include, in communications to us, your Contract number, your name, and, if different, the Annuitant's name. You may direct communications to the addresses and phone numbers on the first page of this Prospectus.

Unless this Prospectus states differently, we will consider purchase payments or other communications to be received at our Home Office on the date we actually receive them, if they are in proper form. However, we will consider purchase payments to be received on the next Valuation Date if we receive them (1) after the close of regular trading on the New York Stock Exchange or (2) on a date that is not a Valuation Date.

                            PERFORMANCE INFORMATION

From time to time, we may include in advertisements and other sales materials several types of performance information for the Divisions. This information may include "average annual total return" and "cumulative total return." The Hotchkis and Wiley Low Duration VIP Division, OFFIT VIF-High Yield Division and

OFFIT VIF-U.S. Government Securities Division may also advertise "yield." The Money Market Division may advertise "yield" and "effective yield."

The performance information that we may present is not an estimate or guarantee of future investment performance and does not represent the actual investment experience of amounts invested by a particular Owner. Additional information concerning a Division's performance appears in the Statement.

Total Return and Yield Quotations. Average annual total return and cumulative total return figures measure the net income of a Division and any realized or unrealized gains or losses of the underlying investments in the Division, over the period stated. Average annual total return figures are annualized and represent the average annual percentage change in the value of an investment in a Division over the period stated. Cumulative total return figures represent the cumulative change in value of an investment in a Division for various periods stated.

Yield is a measure of the net dividend and interest income earned over a specific one-month or 30-day period (seven-day period for the Money Market Division), expressed as a percentage of the value of the Division's Accumulation Units. Yield is an annualized figure, which means that we assume that the Division generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Money Market Division similarly, but include the increase due to assumed compounding. The Money Market Division's effective yield will be slightly higher than its yield due to this compounding effect.

Average annual total return figures reflect deduction of all recurring charges and fees applicable under the Contract to all Owner accounts, including the following:

     . the Mortality and Expense Risk Charge, and

     . the Administrative Expense Charge.

Division Performance. The investment performance for each Division that invests in a corresponding Series of the Trust will reflect the investment performance of that Series for the periods stated. This information appears in the Statement. For periods before the date the Contracts became available, we calculate the performance information for a Division on a hypothetical basis. In so doing, we reflect deductions of current Separate Account fees and charges under the Contract from the historical performance of the corresponding Series. We may waive or reimburse certain fees or charges applicable to the Contract. Such waivers or reimbursements will affect each Division's performance results.

Information about the experience of the investment advisers to the Series of the Fund appears in the prospectus for the Fund.

FINANCIAL RATINGS

AGL may advertise or report to Owners its ratings as an insurance company by the
A. M. Best Company. Each year, A. M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best's current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's Ratings range from A++ to F.

AGL may also advertise or report to Owners its ratings as to claims-paying ability by the Standard & Poor's Corporation. A Standard & Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard & Poor's ratings range from AAA to D.

AGL may additionally advertise its ratings as to claims-paying ability by the Duff & Phelps Credit Rating Co. A Duff & Phelps claims-paying ability rating is an assessment of a company's insurance claims-paying ability. Duff & Phelps ratings range from AAA to CCC.

Current ratings from A.M. Best, Standard & Poor's, and Duff & Phelps may be used from time to time in any advertising about the Contracts, as well as in any reports that publish the ratings.

The ratings reflect the claims-paying ability and financial strength of AGL. They are not a rating of investment performance that purchasers of insurance products funded through separate accounts, such as the Separate Account, have experienced or are likely to experience in the future.

OTHER INFORMATION

AGL may also advertise endorsements from organizations, individuals or other parties that recommend AGL or the Contracts. AGL may occasionally include in advertisements (1) comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets, or (2) discussions of alternative investment vehicles and general economic conditions.

                  SELECTED ACCUMULATION UNIT DATA (UNAUDITED)

The following table shows the Accumulation Unit value for the Divisions available with the Contracts on the date purchase payments were first allocated to each Division. It also shows the Accumulation Unit value and the number of Accumulation Units outstanding at the end of each calendar year since each Division began operations.

                                          Accumulation                  Accumulation                    Accumulation
                                          Unit Values    Accumulation    Unit Values   Accumulation        Units
                                         (Beginning of   Unit Values    Outstanding       Units         Outstanding
Divisions                                  Period) 1     at 12/31/98    at 12/31/99    at 12/31/98        12/31/99
---------------------------------------   ------------   ------------   -----------   -------------     -------------
Hotchkis and Wiley Equity Income VIP          5.000000       4.673982      4.528395      10,458.649       12,928.543
Hotchkis and Wiley Low Duration VIP           5.000000       5.121855      5.238929     134,280.851      104,698.154
LEVCO Equity Value                            5.000000       5.122522      5.904397      12,926.642       34,452.808
Navellier Growth                              5.000000       5.356685     10.278854      17,224.179      251,486.055
OFFIT VIF-Emerging Markets                    5.000000       4.910106      6.146015     862,692.096    1,067,275.174
OFFIT VIF-High Yield                          5.000000       5.282978      5.246421   5,255,659.406    6,124,110.060
OFFIT VIF-Total Return                        5.000000       5.068333      4.933614     197,419.407            0.000
OFFIT VIF-
       U.S. Government Securities/2/          5.112243       5.112243      5.066217           0.000    2,135,668.957
Royce Premier                                 5.000000       4.798086      5.171841      10,977.370       15,110.971
Wright International Blue Chip                5.000000       4.906973      6.457317     259,926.894      142,263.597
Wright Selected Blue Chip                     5.000000       4.675727      5.307591     744,426.830      428,798.791
Money Market                                  5.000000       5.081157      5.301406      10,286.729      130,731.106

-----------------

 /1/ The dates when the Divisions commenced operations are as follows: the Hotchkis and Wiley Equity Income VIP, LEVCO Equity Value, Navellier Growth, and Royce Premier Divisions, May 14, 1998; the Wright International Blue Chip and Wright Selected Blue Chip Divisions, June 22, 1998; the Hotchkis and Wiley Low Duration VIP and OFFIT VIF-Total Return Divisions, June 29, 1998; the Money Market Division, July 30, 1998; the OFFIT VIF-Emerging Markets and OFFIT VIF-High Yield Divisions, August 18, 1998; the OFFIT VIF-U.S. Government Securities Division, March 31, 1999.

 /2/ The OFFIT VIF-U.S. Government Securities Division originally commenced operations on August 21, 1998. The Division had no assets allocated to it and no activity during the period of September 24, 1998 through March 31, 1999. The unit value for the Division remained unchanged at 5.112243 for the entire period of no activity and is the value indicated for the beginning of the period. The unit value was the same when the Division recommenced operations on March 31, 1999 (the date we identify as "Beginning of Period").


                             FINANCIAL INFORMATION

The financial statements of AGL appear in the Statement. Please see the first page of this Prospectus for information on how to obtain a copy of the Statement. You should consider the financial statements of AGL only as bearing on the ability of AGL to meet its contractual obligations under the Contracts. The financial statements do not bear on the investment performance of the Separate Account. (See "Contents of Statement of Additional Information.").

The financial statements of the Select Reserve Divisions of Separate Account D also appear in the Statement. They provide financial information about the Select Reserve Divisions which invest in the Series.

                                      AGL

AGL is a stock life insurance company organized under the laws of the State of Texas, which is a successor in interest to a company originally organized under the laws of the State of Delaware in 1917. AGL is an indirect, wholly-owned subsidiary of American General Corporation, a diversified financial services holding company engaged primarily in the insurance business. American General Financial Group is the marketing name for American General Corporation and its subsidiaries. The commitments under the Contracts are AGL's, and American General Corporation has no legal obligation to back those commitments.

AGL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. AGL's membership in IMSA applies only to AGL and not its products.

                              SEPARATE ACCOUNT D

AGL established Separate Account D on November 19, 1973. The Separate Account has 68 Divisions, 12 of which are available under the Contracts offered by this Prospectus. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act.

Each Division of the Separate Account is part of AGL's general business. The assets of the Separate Account belong to AGL. Under Texas law and the terms of the Contracts, the assets of the Separate Account will not be chargeable with liabilities arising out of any other business that AGL may conduct. These assets will be held exclusively to meet AGL's obligations under variable annuity Contracts. Furthermore, AGL credits or charges the Separate Account with the income, gains, and losses from the Separate Account's assets, whether or not realized, without regard to other income, gains, or losses of AGL.

                                  THE SERIES

The Separate Account has 12 Divisions funding the variable benefits under the Contracts. These Divisions invest in shares of one or more series of American General Series Portfolio Company, Hotchkis and Wiley Variable Trust, LEVCO Series Trust, Navellier Variable Insurance Series Fund, Inc., OFFIT Variable Insurance Fund, Inc., Royce Capital Fund and Wright Managed Blue Chip Series Trust (collectively, the "Underlying Funds").

The Underlying Funds offer shares of these Series, without sales charges, exclusively to insurance company variable annuity and variable life insurance separate accounts and not directly to the public. The Underlying Funds also offer shares to variable annuity and variable life insurance separate accounts of insurers that are not affiliated with AGL.

We do not foresee any disadvantage to you arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various owners to conflict.

For example, violation of the federal tax laws by one separate account investing in one of the Underlying Funds could cause the contracts or certificates funded through another separate account to lose their tax deferred status. Such a result might require us to take remedial action. A separate account may have to withdraw its participation in the Underlying Fund, if a material irreconcilable conflict arises among separate accounts. In that event, the Underlying Fund may have to liquidate portfolio securities at a loss to pay for a separate account's redemption of Trust or Fund shares. At the same time, the Boards of Trustees and the Boards of Directors of the Underlying Funds, and we, will monitor events for any material irreconcilable conflicts that may possibly arise and determine what action, if any, to take to remedy or eliminate the conflict.

The Series of the Underlying Funds and their management are as follows:


------------------------------------------------------------------------------------------------------------
          INVESTMENT COMPANY                        SERIES                         ADVISER/MANAGER
------------------------------------------------------------------------------------------------------------

American General Series Portfolio        Money Market Fund               The Variable Annuity Life
Company                                                                  Insurance Company
------------------------------------------------------------------------------------------------------------
Hotchkis and Wiley Variable Trust        Hotchkis and Wiley Equity       Hotchkis and Wiley, a division of
                                          Income VIP Portfolio           Merrill Lynch Asset Management,
                                         Hotchkis and Wiley Low          L.P.
                                          Duration VIP Portfolio
------------------------------------------------------------------------------------------------------------
LEVCO Series Trust                       LEVCO Equity Value              John A. Levin and Co., Inc.
                                          Fund
------------------------------------------------------------------------------------------------------------
Navellier Variable Insurance Series      Navellier Growth                Navellier & Associates, Inc.
Fund, Inc.                                Portfolio
------------------------------------------------------------------------------------------------------------
OFFIT Variable Insurance Fund, Inc.      OFFIT VIF-Emerging              OFFITBANK
                                          Markets Fund
                                         OFFIT VIF-High Yield
                                          Fund
                                         OFFIT VIF-Total
                                          Return Fund
                                         OFFIT VIF-U.S.
                                          Government Securities
                                          Fund
------------------------------------------------------------------------------------------------------------
Royce Capital Fund                       Royce Premier Portfolio         Royce & Associates, Inc.
------------------------------------------------------------------------------------------------------------
Wright Managed Blue Chip Series Trust    Wright International Blue       Wright Investors' Service, Inc.
                                          Chip Portfolio
                                         Wright Selected Blue Chip
                                          Portfolio
------------------------------------------------------------------------------------------------------------

The following chart sets out the investment objective of each Series. There can be no assurances that investment objectives will be achieved.


------------------------------------------------------------------------------------------------------------------
SERIES                                                      INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------
Money Market Fund          Liquidity, protection of capital and current income through investments in short-term money market instruments.  Shares of the Money Market Fund are neither insured nor guaranteed by the U.S. Government.  There is no assurance that this Fund will be able to maintain a stable net asset value of $1.00 per share.
------------------------------------------------------------------------------------------------------------------
Hotchkis and Wiley         Seeks current income and long term growth of income, accompanied by growth of capital.
Equity Income VIP          Invests primarily in U.S. stocks.
Portfolio
------------------------------------------------------------------------------------------------------------------
Hotchkis and Wiley Low     Maximize total return, consistent with preservation of capital.  Invests in bonds of
Duration VIP Portfolio     varying maturities with a portfolio duration of one to three years.
------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund    Achieve long term growth of capital by emphasizing  the preservation of capital and control of volatility.  A research intensive, value oriented stock selection process is used in constructing a diversified portfolio.
------------------------------------------------------------------------------------------------------------------
Navellier Growth           Achieve long-term growth of capital primarily through investment in companies with
Portfolio                  appreciation potential.
------------------------------------------------------------------------------------------------------------------
OFFIT VIF-Emerging         Provide investors with a competitive total investment return by focusing on current
Markets Fund               yield and opportunities for capital appreciation primarily by investing in corporate and sovereign debt securities of emerging market countries.
------------------------------------------------------------------------------------------------------------------
OFFIT VIF-High Yield       High current income, with capital appreciation as a secondary objective.  Invests
Fund                       primarily in U.S. corporate fixed income securities which are rated below investment grade or unrated at the time of investment.
------------------------------------------------------------------------------------------------------------------
OFFIT VIF-Total Return     Maximize total return from a combination of capital appreciation and current income by
Fund                       investing in a diversified portfolio of fixed income securities, including U.S.
                           Government or agencies' obligations, investment grade fixed income, high yield and fixed income securities and securities of other investment companies.  An SEC exemptive order permits this Fund to purchase shares of any of the existing or any new
                           Series of the OFFIT Variable Insurance Fund, Inc.
------------------------------------------------------------------------------------------------------------------
OFFIT VIF-U.S.             Current income consistent with preservation of capital.  Invests at least 80% of its
Government Securities      assets in U.S. Government obligations.
Fund
------------------------------------------------------------------------------------------------------------------
Royce Premier Portfolio    Long-term growth of capital and, as a secondary objective, current income.  Invests in a limited number of equity securities of small-cap companies viewed by Royce &
                           Associates, Inc. as having excellent business strengths and/or prospects for growth, high internal rates of return and low leverage and which are trading significantly below its estimate of their current worth.
------------------------------------------------------------------------------------------------------------------
Wright International       Long-term capital appreciation by investing primarily in equity securities of
Blue Chip Portfolio        well-established, non-U.S. companies that meet the advisor's quality standards.
------------------------------------------------------------------------------------------------------------------
Wright Selected Blue       Long-term capital appreciation and, as a secondary objective, reasonable current
Chip Portfolio             income, by investing primarily in equity securities of well-established U.S. companies that meet the Advisor's quality standards.
------------------------------------------------------------------------------------------------------------------

We automatically reinvest any dividends or capital gain distributions that we receive on shares of the Series held under Contracts. We reinvest at the Series' net asset value on the date payable. Dividends and distributions will reduce the net asset value of each share of the corresponding Series and increase the number of shares outstanding of the Series by an equivalent value. However, these dividends and distributions do not change your Account Value.

Before selecting any Division, you should carefully read the Underlying Fund Prospectus. The Prospectus provides more complete information about the Series in which the Division invests, including investment objectives and policies, charges and expenses. An Underlying Fund may accompany its Prospectus with a summary of the Prospectus called a "profile."

You can find information about the investment performance of a Series of the Underlying Funds and information about the business experience of the investment advisers to the Series in the Prospectuses. You may obtain additional copies of a Prospectus by contacting AGL's Home Office at the addresses and phone numbers on the first page of this Prospectus. When making your request, please specify the Series of the Underlying Fund in which you are interested.

High yielding fixed-income securities such as those in which the OFFIT VIF-High Yield, Emerging Markets and Total Return Divisions invest are subject to greater market fluctuations and risk of loss of income and principal than investments in lower yielding fixed-income securities. You should carefully read the Underlying Fund Prospectuses for each Series in which these Divisions invest and consider your ability to assume the risks of making an investment in these Divisions.

VOTING PRIVILEGES

The following people may give us voting instructions for Series shares held in the Separate Account Divisions attributable to their Contract:

     . You, as the Owner, before the Annuity Commencement Date, and

     . The Annuitant or other payee, during the Annuity Period.

We will vote according to such instructions at meetings of shareholders of the Series.

We will determine who is entitled to give voting instructions and the number of votes for which they may give directions as of the record date for a meeting. We will calculate the number of votes in fractions. We will calculate the number of votes for any Series as follows:

     . For each Owner before the Annuity Commencement Date, we will divide
       (1) the Owner's Variable Account Value invested in the corresponding Division by (2) the net asset value of one share of that Series.

     . For each Annuitant or payee during the Annuity Period, we will divide
       (1) our liability for future Variable Annuity Payments to the Annuitant or payee by (2) the value of an Annuity Unit. We will calculate our liability for future Variable Annuity Payments based on the mortality assumptions and the assumed interest rate that we use in determining the number of Annuity Units under a Contract and the value of an Annuity Unit.

We will vote all shares of each Series owned by the Separate Account as follows:

     . Shares for which we receive instructions, in accordance with those instructions, and

     . Shares for which we receive no instructions, including any shares we own on our own behalf, in the same proportion as the shares for which we receive instructions.

Shares of each Series may be owned by separate accounts of insurance companies other than us. We understand that each Series will see that all insurance companies vote shares uniformly.

We believe that our voting instruction procedures comply with current federal securities law requirements. However, we reserve the right to modify these procedures to conform with legal requirements and interpretations that are put in effect or modified from time to time.


                               THE FIXED ACCOUNT

AMOUNTS IN THE FIXED ACCOUNT OR SUPPORTING FIXED ANNUITY PAYMENTS BECOME PART OF OUR GENERAL ACCOUNT. WE HAVE NOT REGISTERED INTERESTS IN THE GENERAL ACCOUNT UNDER THE SECURITIES ACT OF 1933, AND WE HAVE NOT REGISTERED THE GENERAL ACCOUNT AS AN INVESTMENT COMPANY UNDER THE 1940 ACT BASED ON FEDERAL LAW EXCLUSION AND EXEMPTION. THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS ADVISED US THAT IT HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS THAT RELATE TO THE FIXED ACCOUNT OR FIXED ANNUITY PAYMENTS. AT THE SAME TIME, WE HAVE LEGAL RESPONSIBILITY FOR THE ACCURACY AND COMPLETENESS OF THIS PROSPECTUS.

Our obligations for the Fixed Account are legal obligations of AGL. Our General Account assets support these obligations. These General Account assets also support our obligations under other insurance and annuity contracts.
Investments purchased with amounts allocated to the Fixed Account are the property of AGL. Owners have no legal rights in such investments.

GUARANTEE PERIODS

Account Value that the Owner allocates to the Fixed Account earns a Guaranteed Interest Rate beginning with the date of the allocation. This Guaranteed Interest Rate continues for the number of years that the Owner selects from among the Guarantee Periods that we then offer.

At the end of a Guarantee Period, we will allocate your Account Value in that Guarantee Period, including interest you have earned, to a new Guarantee Period of the same length. In the alternative, the Owner may submit a Written request to us to allocate this amount to a different Guarantee Period or Periods or to one or more of the Divisions of the Separate Account. We must receive this Written request at least three business days before the end of the Guarantee Period.

We will contact the Owner regarding the scheduled Annuity Commencement Date, if the Owner has not provided the necessary Written request and the renewed Guarantee Period extends beyond the scheduled Annuity Commencement Date.

The first day of the new Guarantee Period (or other reallocation) will be the day after the end of the prior Guarantee Period. We will notify the Owner in writing at least 30 days and not more than 60 days before the end of any Guarantee Period.

If the Owner's Account Value in a Guarantee Period is less than $500, we reserve the right to transfer, without charge, the balance to the Money Market Division at the end of that Guarantee Period. However, we will transfer the balance to another Division selected by the Owner, if we have received Written instructions to transfer the balance to that Division.

CREDITING INTEREST

We declare the Guaranteed Interest Rates from time to time as market conditions dictate. We tell an Owner the Guaranteed Interest Rate for a chosen Guarantee Period at the time we receive a purchase payment, make a transfer, or renew a Guarantee Period. We may credit a different interest rate from one Guarantee Period to another Guarantee Period that is of the same length but that began on a different date. The minimum Guaranteed Interest Rate is an effective annual rate of 3%.

Proceeds from an exchange, rollover or transfer accrue interest if you allocate them to the Fixed Account within 60 days following the date of application for a Contract. We credit interest to such proceeds during the Guarantee Period chosen. We calculate interest at a rate that is the higher of:

     . the current interest rate we use on the date of application for the Guarantee Period selected; or

     . the current interest rate that we use on the date we receive the proceeds.

Proceeds that we receive more than 60 days after the date the application is signed receive interest at the rate in effect on the date we receive the proceeds.

We credit interest to the Fixed Account starting with the date we receive the proceeds. The interest rate we use remains the same for the duration of the applicable Guarantee Period.

AGL's management makes the final determination of the Guaranteed Interest Rates to be declared. AGL cannot predict or assure the level of any future Guaranteed Interest Rates in excess of the minimum Guaranteed Interest Rate stated in your Contract.

You may obtain information concerning the Guaranteed Interest Rates that apply to the various Guarantee Periods at any time from your sales representative or from the addresses or telephone numbers on the first page of this Prospectus.

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

NEW GUARANTEE PERIODS

Each allocation or transfer of an amount to a Guarantee Period starts the running of a new Guarantee Period for that amount. That new Guarantee Period will earn a Guaranteed Interest Rate that will continue unchanged until the end of that Period. The Guaranteed Interest Rate will never be less than the minimum Guaranteed Interest Rate stated in your Contract.

We may offer one or more Guarantee Periods with a required dollar cost averaging feature. (See "Transfers.") Currently, we make available a one-year Guarantee Period and no others. However, we reserve the right to change the Guarantee Periods that we make available at any time, except that we will always make available a one-year Guarantee Period.


                    CONTRACT ISSUANCE AND PURCHASE PAYMENTS

The minimum initial purchase payment is $50,000. The minimum subsequent purchase payment is $5,000. We reserve the right to modify these minimums at our discretion.

Your application to purchase a Contract must be on a Written application that we provide and that you sign. AGL and American General Securities Incorporated, as distributor of the Contracts, may agree on a different medium or format for the application. The Owner, joint Owner, Annuitant and Contingent Annuitant must each be no older than 85. When a purchase payment accompanies an application to purchase a Contract and you have properly completed the application, we will either:

     . process the application, credit the purchase payment, and issue the Contract, or

     . reject the application and return the purchase payment within two
       Valuation Dates after receipt of the application at our Home Office.

If you have not completed the application or have not completed it correctly, we will request additional documents or information within five Valuation Dates after receipt of the application at our Home Office.

If we have not received a correctly completed application within five Valuation Dates after receipt of the purchase payment at our Home Office, we will return the purchase payment immediately. However, you may specifically consent to our retaining the purchase payment until you complete the application. In that case, we will credit the initial purchase payment as of the end of the Valuation Period in which we receive, at our Home Office, the last information required to process the application.

We will credit subsequent purchase payments as of the end of the Valuation Period in which we receive them and any required Written identifying information at our Home Office.

We reserve the right to reject any application or purchase payment for any reason.

MINIMUM REQUIREMENTS

If your Account Value in any Division falls below $500 because of a partial withdrawal from the Contract, we reserve the right to transfer, without charge, the remaining balance in that Division to the Money Market Division.

If your Account Value in any Division falls below $500 because of a transfer to another Division or to the Fixed Account, we reserve the right to transfer the remaining balance in that Division, without charge and pro rata, to the investment option or options to which the transfer was made.

We will waive these minimum requirements for transfers under the dollar cost averaging and automatic rebalancing programs. (See "Transfers" and "Automatic Rebalancing.")

If your total Account Value falls below $10,000, we may cancel the Contract. We consider such a cancellation a full surrender of the Contract. We will provide you with 60 days advance notice of any cancellation in these circumstances.

So long as the Account Value does not fall below $10,000, you do not have to make further purchase payments. You may, however, elect to make subsequent purchase payments at any time before the Annuity Commencement Date, if the Owner and Annuitant are still living.

PAYMENTS

You should make checks for subsequent purchase payments payable to American General Life Insurance Company and forward them directly to our Home Office.
We also accept purchase payments by wire or by exchange from another insurance company. You may obtain further information about how to make purchase payments by either of these methods from your sales representative or from us at the addresses and telephone numbers on the first page of this Prospectus.

You may make purchase payments pursuant to employer-sponsored plans only with our agreement.

Your purchase payments are allocated to the Divisions of the Separate Account or the Guarantee Periods of the Fixed Account as of the date we credit the purchase payments to your Contract. In your application form, you select (in whole percentages) the amount of each purchase payment that you are allocating to each Division and Guarantee Period. You can change these allocation percentages at any time by Written notice to us.

CANCELLATION

You may cancel your Contract by delivering it or mailing it with a Written cancellation request to our Home Office or to your sales representative, before the close of business on the 10th day after you receive the Contract.

We will refund to you in most states, the sum of:

     . your Account Value, and

     . any additional amount deducted for premium taxes.

Some states require us to refund the sum of your purchase payments only if it is larger than the amount just described. In all other states, we refund the sum of your purchase payments.

                              OWNER ACCOUNT VALUE

Before the Annuity Commencement Date, your Account Value under a Contract is the sum of your Variable Account Value and Fixed Account Value, as discussed below.

VARIABLE ACCOUNT VALUE

As of any Valuation Date before the Annuity Commencement Date:

     . Your Variable Account Value is the sum of your Variable Account Values in each Division of the Separate Account.

     . Your Variable Account Value in a Division is the product of the number of your Accumulation Units in that Division multiplied by the value of one such Accumulation Unit as of that Valuation Date.

There is no guaranteed minimum Variable Account Value. To the extent that your Account Value is allocated to the Separate Account, you bear the entire investment risk.

We credit Accumulation Units in a Division to you when you allocate purchase payments or transfer amounts to that Division. Similarly, we redeem Accumulation Units when you transfer or withdraw amounts from a Division or when we pay certain charges under the Contract. We determine the value of these Accumulation Units at the end of the Valuation Date on which we make the credit or charge.

The value of an Accumulation Unit for a Division on any Valuation Date is equal to the previous value of that Division's Accumulation Unit multiplied by that Division's net investment factor for the Valuation Period ending on that Valuation Date.

The net investment factor for a Division is determined by dividing (1) the net asset value per share of the Series shares held by the Division, determined at the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distribution made for the Series shares held by the Division during the current Valuation Period, by (2) the net asset value per share of the Series shares held in the Division determined at the end of the previous Valuation Period. We then subtract from that result a factor representing the mortality risk, expense risk and administrative expense charge.

FIXED ACCOUNT VALUE

As of any Valuation Date before the Annuity Commencement Date:

     . Your Fixed Account Value is the sum of your Fixed Account Value in each
       Guarantee Period.

    . Your Fixed Account Value in any Guarantee Period is equal to the following amounts, in each case increased by accrued interest at the applicable Guaranteed Interest Rate: (1) the amount of net purchase payments, renewals and transferred amounts allocated to the Guarantee Period, less
      (2) the amount of any transfers or withdrawals out of the Guarantee Period, including withdrawals to pay applicable charges.

AGL guarantees the Fixed Account Value. AGL bears the investment risk for amounts allocated to the Fixed Account, except to the extent that AGL may vary the Guaranteed Interest Rate for future Guarantee Periods (subject to the minimum Guaranteed Interest Rate stated in your Contract).

            TRANSFER, AUTOMATIC REBALANCING, SURRENDER AND PARTIAL
                       WITHDRAWAL OF OWNER ACCOUNT VALUE

TRANSFERS

You can transfer your Account Value beginning 30 days after we issue your Contract and before the Annuity Commencement Date. The following rules apply:

  . You may transfer your Account Value at any time among the available
    Divisions of the Separate Account and Guarantee Periods. Transfers will be effective at the end of the Valuation Period in which we receive your Written transfer request.

    . If a transfer causes your Account Value in any Division or Guarantee
      Period to fall below $500, we reserve the right to transfer the remaining balance in that Division or Guarantee Period in the same proportions as the transfer request.

    . Before the Annuity Commencement Date and after the first 30 days following the date the Contract was issued, you may make up to 12 transfers each Contract Year without charge. We will charge you $25 for each additional transfer.

    . You may transfer no more than 25% of the Account Value you allocated to a Guarantee Period at its inception during any Contract Year. This 25% limitation does not apply to transfers (1) within 15 days before or after the end of the Guarantee Period in which you held the transferred amounts, or (2) a renewal at the end of the Guarantee Period to the same Guarantee Period.

We reserve the right to defer any transfer from the Fixed Account to any Division for up to 6 months.

You may establish an automatic transfer plan. (We also refer to this plan as a dollar cost averaging plan.) The rules about transfers, which we describe above, will apply to this plan. Under this plan, we will automatically transfer amounts from the Money Market Division or the one-year Guarantee Period (or any other Guarantee Period that is available at that time) to one or more other Divisions. By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the corresponding Division only when the price is high. An automatic transfer plan does not guarantee a profit and it does not protect against a loss if market prices decline. You will select:

    . the amount we are to transfer under the plan;

    . the frequency of the transfers - either monthly, quarterly, semi-annually, or annually; and

    . the duration of the plan.

Transfers under any automatic transfer plan will:

    . not count towards the 12 free transfers each Contract Year,

    . not incur a $25 charge,

    . not be subject to the 25% limitation on transfers from a Guarantee Period, and

    . not be subject to the Account Value minimum requirement described above.

You may obtain additional information about how to establish an automatic transfer plan from your sales representative or from us at the telephone numbers and addresses on the first page of this Prospectus. You cannot have an automatic transfer plan in effect at the same time you have Automatic Rebalancing, described below, in effect.

You can make transfers by telephone if you have completed a Telephone Transfer Privilege form and given it to us. The form provides certain rules about telephone transfers which you will have to follow. We will honor telephone transfer instructions from any person who provides the correct information. So there is a risk of possible loss to you if an unauthorized person uses this service in your name. Currently we try to limit the availability of telephone transfers only to the Owner of the Contract. We are not liable for any acts or omissions based upon telephone instructions that we reasonably believe to be genuine. We are not responsible for losses arising from errors in the communication of transfer instructions.

We have established procedures for accepting telephone transfer instructions, which include:

    . verification of the Contract number;

    . verification of the identity of the caller;

    . verification of both the Annuitant's and Owner's names; and

    . a form of personal identification from the caller.

We will mail to the Owner a written confirmation of the transaction. We might receive telephone transfer instructions from more than one person on the same day, or our recording equipment might malfunction. It may be impossible for you to make a telephone transfer at the time you wish. If this occurs, you should submit a Written transfer request. Also, we will not process the transaction if, due to malfunction or other circumstances, the recording of your telephone request is incomplete or not fully comprehensible. The phone number for telephone transfers is 1-800-813-5065.

We have not designed the Contracts for professional market timing organizations or other entities using programmed and frequent transfers. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable period.

AUTOMATIC REBALANCING

You may arrange for Automatic Rebalancing among the Separate Account Divisions if your Contract has an Account Value of $25,000 or more at the time we receive the application for Automatic Rebalancing. You may apply for Automatic Rebalancing either at issue or after issue, and you may subsequently discontinue it.

Under Automatic Rebalancing, we transfer funds among the Separate Account Divisions to maintain the percentage allocation you have selected for each Division. At your election, we will make these transfers on a quarterly, semi-annual or annual basis, measured from the Contract Anniversary date. A Contract Anniversary date that falls on the 29th, 30th, or 31st of the month will result in Automatic Rebalancing starting with the 1st of the next month.

Automatic Rebalancing does not permit transfers to or from any Guarantee Period. Transfers under Automatic Rebalancing will not count towards the 12 free transfers each Contract Year and will not incur a $25 charge. You cannot have Automatic Rebalancing in effect at the same time you have an automatic transfer plan, described above, in effect.

SURRENDERS

At any time before the Annuity Commencement Date and while the Annuitant is still living, the Owner may make a full surrender from a Contract.

We will pay you the following upon full surrender:

    . your Account Value at the end of the Valuation Period in which we receive a Written surrender request,

    . minus any applicable premium tax.

Our current practice is to require that you return the Contract to our Home Office with any request for a full surrender.

After a full surrender, or if the Owner's Account Value falls to zero, all rights of the Owner, Annuitant or any other person under the Contract will end.

All collateral assignees of record must consent to any full surrender.

PARTIAL WITHDRAWALS

Your Written request for a partial withdrawal should specify the Divisions of the Separate Account, or the Guarantee Periods of the Fixed Account, from which you wish to make the partial withdrawal. We will take the withdrawal pro rata from the Divisions and Guarantee Periods, if (1) you do not tell us how to make the withdrawal, or (2) we cannot make the withdrawal as you requested.

Partial withdrawal requests must be for at least $100 or, if less, all of your Account Value. If your remaining Account Value in a Division or Guarantee Period would be less than $500 as a result of the withdrawal (except for the Money Market Division), we reserve the right to transfer the remaining balance to the Money Market Division. We will do this without charge.

We will always pay you the amount of your partial withdrawal request (except that we may deny your request for a partial withdrawal if it would reduce your Account Value below $10,000). The value of your Accumulation Units and Fixed Account interests that we redeem will equal the amount of the withdrawal request, plus any applicable premium tax. You can also tell us to take income tax from the amount you want withdrawn.

We also make available a systematic withdrawal plan. Under this plan, you may make automatic partial withdrawals in amounts and at periodic intervals that you specify. The terms and conditions that apply to other partial withdrawals will also apply to this plan. You may obtain additional information about how to establish a systematic withdrawal plan from your sales representative or from us at the addresses and telephone numbers on the first page of this Prospectus. We reserve the right to modify or terminate the systematic withdrawal plan at any time.

The Code imposes a penalty tax on certain premature surrenders or withdrawals. See the "Federal Income Tax Matters" section for a discussion of this and other tax implications of total surrenders and systematic and other partial withdrawals. The section also discusses tax withholding requirements.

All collateral assignees of record must consent to any partial withdrawals.

                  ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS

ANNUITY COMMENCEMENT DATE

The Annuity Commencement Date may be any day of any month between the Annuitant's 50th and 99th birthday. Your Annuity Commencement Date must be at least ten years after the Contract's issue date. (Pennsylvania has special limitations that require the Annuity Commencement Date to be no later than age 90, and as early as age 85.) You may select the Annuity Commencement Date in the Contract application. You may also change a previously selected date any time before that date by submitting a Written request, subject to our approval.

See "Federal Income Tax Matters" for a discussion of the penalties that may result from distributions before the Annuitant's reaching age 59 1/2 under any Contract or after April 1 of the year following the calendar year in which the Annuitant reaches age 70 1/2 under certain Qualified Contracts.

APPLICATION OF OWNER ACCOUNT VALUE

We will automatically apply your Variable Account Value in any Division to provide Variable Annuity Payments based on that Division and your Fixed Account Value to provide Fixed Annuity Payments. However, we will apply your Account Value in different proportions, if you give us Written instructions at least 30 days before the Annuity Commencement Date.

We deduct any applicable state and local premium taxes from the amount of Account Value that we apply to an Annuity Payment Option. Subject to any such adjustments, we apply your Variable and Fixed Account Values to an Annuity Payment Option, as discussed below, as of the end of the Valuation Period that contains the 10th day before the Annuity Commencement Date.

FIXED AND VARIABLE ANNUITY PAYMENTS

We will determine your first monthly Fixed or Variable Annuity Payment using the annuity tables in the Contract and the amount of your Account Value that is applied to provide the Fixed or Variable Annuity Payments.

We determine the amount of each monthly Fixed Annuity Payment thereafter based on the terms of the Annuity Payment Option selected.

We determine the amount of each monthly Variable Annuity Payment thereafter as follows:

     . We convert the Account Value that we apply to provide Variable Annuity
       Payments to a number of Annuity Units. We do this by dividing the amount of the first Variable Annuity Payment by the value of an Annuity Unit of a Division as of the end of the Valuation Period that includes the 10th day before the Annuity Commencement Date. This number of Annuity Units remains constant for any Annuitant.

     . We determine the amount of each subsequent Variable Annuity Payment by multiplying the number of Annuity Units by the value of an Annuity Unit as of the end of the Valuation Period that contains the 10th day before the date of each payment.

     . If we base the Variable Annuity Payments on more than one Division, we perform these calculations separately for each Division.

     . The value of an Annuity Unit at the end of a Valuation Period is the value of the Annuity Unit at the end of the previous Valuation Period, multiplied by the net investment factor (see "Variable Account Value") for the Valuation Period, with an offset for the 3.5% assumed interest rate used in the Contract's annuity tables.

The Contract's annuity tables use a 3.5% assumed interest rate. A Variable Annuity Payment based on a Division will be greater than the previous month, if the Division's investment return for the month is at an annual rate greater than 3.5%. Conversely, a Variable Annuity Payment will be less than the previous month, if the Division's investment return is at an annual rate less than 3.5%.

ANNUITY PAYMENT OPTIONS

Sixty to ninety days before the scheduled Annuity Commencement Date, we will (1) notify you that the Contract is scheduled to mature, and (2) request that you select an Annuity Payment Option.

If you have not selected an Annuity Payment Option ten days before the Annuity Commencement Date, we will proceed as follows:

    . we will extend the Annuity Commencement Date to the Annuitant's 99th birthday, if the scheduled Annuity Commencement Date is any date before the Annuitant's 99th birthday; or

    . we will pay the Account Value, less any applicable charges and premium taxes, in one sum to you, if the scheduled Annuity Commencement Date is the Annuitant's 99th birthday.

The procedure just described is different in Pennsylvania because the Annuity Commencement Date cannot exceed age 90.

In Texas, we will proceed differently if you have not selected an Annuity Payment Option within ten days before the Annuity Commencement Date. We will pay you as if you had elected to receive 120 payments under Annuity Payment Option 2. See the following description of Option 2.

The Code imposes minimum distribution requirements on the Annuity Payment Option you choose for a Qualified Contract. (See "Federal Income Tax Matters.") We are not responsible for monitoring or advising Owners whether they are meeting the minimum distribution requirements, unless we have received a specific Written request to do so.

ELECTION OF ANNUITY PAYMENT OPTION

You may elect an Annuity Payment Option only if the initial annuity payment meets the following minimum requirements:

    . where you elect only Fixed or Variable Annuity Payments, the initial payment must be at least $100; or

    . where you elect a combination of Variable and Fixed Annuity Payments, the initial payment must be at least $50 on each basis.

If the initial annuity payment falls below these amounts, we will reduce the frequency of annuity payments. If the initial payment still falls below these amounts, we will make a single payment to the

Annuitant or other properly-designated payee equal to your Account Value. We will deduct premium tax from such payment, if it is required in your state.

You may elect the annuity option for payments to a Beneficiary, if you or the Annuitant dies. If you have not made this election, the Beneficiary may do so within 60 days after the death proceeds become payable. (See "Death Proceeds.") Thereafter, the Beneficiary will have all the remaining rights and powers under the Contract and be subject to all of its terms and conditions. We will make the first annuity payment at the beginning of the second month following the month in which we approve the settlement request. We will credit Annuity Units based on Annuity Unit Values at the end of the Valuation Period that contains the 10th day before the beginning of that second month.

When an Annuity Payment Option becomes effective, you must deliver the Contract to our Home Office, in exchange for a payment contract providing for the option elected.

We provide information about the relationship between the Annuitant's gender and the amount of annuity payments, including any requirements for gender-neutral annuity rates and in connection with certain employee benefit plans under "Gender of Annuitant" in the Statement. (See "Contents of Statement of Additional Information.")

AVAILABLE ANNUITY PAYMENT OPTIONS

Each Annuity Payment Option, except Option 5, is available on both a fixed and variable basis. Option 5 is available on a fixed basis only.

OPTION 1 - LIFE ANNUITY - We make annuity payments monthly during the lifetime of the Annuitant. These payments stop with the last payment due before the death of the Annuitant. We do not guarantee a minimum number of payments under this arrangement. For example, the Annuitant or other payee might receive only one annuity payment, if the Annuitant dies before the second annuity payment.

OPTION 2 - LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN - We make annuity payments monthly during the lifetime of an Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period.

OPTION 3 - JOINT AND LAST SURVIVOR LIFE ANNUITY - We make annuity payments monthly during the lifetime of the Annuitant and another payee and during the lifetime of the survivor of the two. We stop making payments with the last payment before the death of the survivor. We do not guarantee a minimum number of payments under this arrangement. For example, the Annuitant or other payee might receive only one annuity payment if both die before the second annuity payment. The election of this option is ineffective if either one dies before the Annuity Commencement Date. In that case, the survivor becomes the sole Annuitant, and we do not pay death proceeds because of the death of the other Annuitant.

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

OPTION 4 - PAYMENTS FOR A DESIGNATED PERIOD - We make annuity payments monthly to an Annuitant or other properly designated payee, or at his or her death, to the Beneficiary, for a selected number of years ranging from five to 40. If this option is selected on a variable basis, the designated period may not exceed the life expectancy of the Annuitant or other properly designated payee.

Under the fourth option, we make no mortality guarantee, even though we reduce Variable Annuity Payments as a result of a charge to the Separate Account that is partially for mortality risks. (See "Charge to the Separate Account.")

A payee receiving Variable (but not Fixed) Annuity Payments under Option 4 can elect at any time to commute (terminate) the option and receive the current value of the annuity option in a single sum. The current value of an annuity under Option 4 is the value of all remaining annuity payments, assumed to be level, discounted to present value at an annual rate of 3.5%. We calculate that value the next time we determine values after receiving your Written request for payment. The election of a single sum payment under Option 4 is the only way you may terminate any Annuity Payment Option once annuity payments have started.

OPTION 5 - PAYMENTS OF A SPECIFIC DOLLAR AMOUNT - We pay the amount due in equal monthly installments of a designated dollar amount until the remaining balance is less than the amount of one installment. The amount of each installment may not be less than $125 or more than $200 each year per $1,000 of the original amount due. If the person receiving these payments dies, we continue to make the remaining payments to the Beneficiary. Payments under this option are available on a fixed basis only. To determine the remaining balance at the end of any month, we decrease the balance at the end of the previous month by the amount of any installment paid during the month. We then apply, to the remainder, interest at a rate not less than 3.5% compounded annually. If the remaining balance at any time is less than the amount of one installment, we will pay the balance as the final payment under the option.

The Code may treat the election of Option 4 or Option 5 in the same manner as a surrender of the total account. For tax consequences of such treatment, see "Federal Income Tax Matters." In addition, the Code may not give tax-deferred treatment to subsequent earnings.

ALTERNATIVE AMOUNT UNDER FIXED LIFE ANNUITY OPTIONS - In the case of Fixed Annuity Payments under one of the first three Annuity Payment Options described above, we make a special election available. In that case, the Owner (or the Beneficiary, if the Owner has not elected a payment option) may elect monthly payments based on single payment immediate fixed annuity rates we offer at that time. This provision allows the Annuitant or other properly-designated payee to receive the fixed annuity purchase rate in effect for new single payment immediate annuity contracts, if it is more favorable.

In place of monthly payments, you may elect payments on a quarterly, semi-annual or annual basis. In that case, we determine the amount of each annuity payment on a basis consistent with that described above for monthly payments.

TRANSFERS

After the Annuity Commencement Date, the Annuitant or other properly-designated payee may make six transfers every Contract Year among the available Divisions of the Separate Account or from the

Divisions to a Fixed Annuity Payment Option. We will assess no charge for the transfer. We do not permit transfers from a Fixed to a Variable Annuity Payment Option. If a transfer causes the value in any Division to fall below $500, we reserve the right to transfer the remaining balance in that Division in the same proportion as the transfer request. We make transfers effective at the end of the Valuation Period in which we receive the Written transfer request at our Home Office. We reserve the right to terminate or restrict transfers at any time.

                                   DEATH PROCEEDS

DEATH PROCEEDS BEFORE THE ANNUITY COMMENCEMENT DATE

The death proceeds described below are payable to the Beneficiary under the Contract if any of the following events occurs before the Annuity Commencement
Date:

    . the Annuitant dies, and no Contingent Annuitant has been named under a Non-Qualified Contract;

    . the Annuitant dies, and we also receive proof of death of any named
      Contingent Annuitant; or

    . the Owner (including the first to die in the case of joint Owners) of a Non-Qualified Contract dies, regardless of whether the deceased Owner was also the Annuitant. (However, if the Beneficiary is the Owner's surviving spouse, or the Owner's surviving spouse is a joint Owner, the surviving spouse may elect to continue the Contract as described later in this section.)

If the deceased Owner was a joint Owner, we will pay the death proceeds to the surviving joint Owner. In this case, we will treat the surviving joint Owner as the Beneficiary, and we will not recognize any other designation of Beneficiary. However, joint Owners may provide written instructions to pay death proceeds in a different manner.

Before age 81, the death proceeds will equal the greater of:

    . the sum of all net purchase payments made (less any premium taxes we deducted previously and all prior partial withdrawals); or

    . the Owner's Account Value as of the end of the Valuation Period in which we receive, at our Home Office, proof of death and the Written request as to the manner of payment.

At age 81 and afterward, the death proceeds will equal the Account Value.

In all cases, we will deduct any applicable premium taxes.

We will pay the death proceeds to the Beneficiary as of the date the proceeds become payable. Such date is the end of the Valuation Period in which we receive:

    . proof of the Owner's or Annuitant's death, and

    . a Written request from the Beneficiary specifying the manner of payment.

If the Owner has not already done so, the Beneficiary may, within 60 days after the date the death proceeds become payable, elect to receive the death proceeds as (1) a single sum or (2) in the form of one of the Annuity Payment Options provided in the Contract. (See "Annuity Payment Options.") If we do not receive a request specifying the manner of payment, we will make a single payment, based on values we determine at that time.

If the Owner (including the first to die if there are joint Owners) under a Non-Qualified Contract dies before the Annuity Commencement Date, we will distribute all amounts payable under the Contract in accordance with the following rules:

    . We will distribute all amounts:

     (a) within five years of the date of death, or

     (b) if the Beneficiary elects, as annuity payments, beginning within one year of the date of death and continuing over a period not extending beyond the life or life expectancy of the Beneficiary.

    . If the Beneficiary is the Owner's surviving spouse, the spouse may elect to continue the Contract as the new Owner. If the original Owner was the Annuitant, the surviving spouse may also elect to become the new Annuitant. This election is also available to the surviving spouse who is a joint Owner, even if the surviving spouse is not the Beneficiary. In this case, we will treat the surviving spouse as the Beneficiary, and we will not recognize any other designation of Beneficiary.

    . If the Owner is not a natural person, these distribution requirements apply at the death of the primary Annuitant, within the meaning of the Code. Under a parallel section of the Code, similar requirements apply to retirement plans for which we issue Qualified Contracts.

Failure to satisfy the requirements described in this section may result in serious adverse tax consequences.

DEATH PROCEEDS AFTER THE ANNUITY COMMENCEMENT DATE

If the Annuitant dies on or after the Annuity Commencement Date, the amounts payable to the Beneficiary or other properly designated payee are any continuing payments under the Annuity Payment Option in effect. (See "Annuity Payment Options.") In such case, the payee will:

    . have all the remaining rights and powers under a Contract, and

    . be subject to all the terms and conditions of the Contract.

Also, if the Annuitant dies on or after the Annuity Commencement Date, no previously named Contingent Annuitant can become the Annuitant.

If the payee under a Non-Qualified Contract dies after the Annuity Commencement Date, we will distribute any remaining amounts payable under the terms of the Annuity Payment Option at least as rapidly as under the method of distribution in effect when the payee died. If the payee is not a natural person, this requirement applies upon the death of the primary Annuitant, within the meaning of the Code.

Under a parallel section of the Code, similar requirements apply to retirement plans for which we issue Qualified Contracts.

Failure to satisfy the requirements described in this section may result in serious adverse tax consequences.

PROOF OF DEATH

We accept the following as proof of any person's death:

    . a certified death certificate;

    . a certified decree of a court of competent jurisdiction as to the finding of death;

    . a written statement by a medical doctor who attended the deceased at the time of death; or

    . any other proof satisfactory to us.

Once we have paid the death proceeds, the Contract terminates, and our obligations are complete.

                          CHARGES UNDER THE CONTRACTS

PREMIUM TAXES

When applicable, we will deduct premium taxes imposed by certain states. We may deduct such amount either at the time the tax is imposed or later. We may deduct the amount as follows:

    . from purchase payment(s) when received;

    . from the Owner's Account Value at the time annuity payments begin;

    . from the amount of any partial withdrawal; or

    . from proceeds payable upon termination of the Contract for any other reason, including death of the Owner or Annuitant, and surrender of the Contract.

If premium tax is paid, AGL may reimburse itself for the tax when making the deduction under the second, third, and fourth items on the list, immediately above, by multiplying the sum of Purchase Payments being withdrawn by the applicable premium tax percentage.

Applicable premium tax rates depend upon the Owner's then-current place of residence. Applicable rates currently range from 0% to 3.5%. The rates are subject to change by legislation, administrative interpretations, or judicial acts. We will not make a profit on this charge.

TRANSFER CHARGES

We describe the charges assessed to pay for the expense of making transfers under "Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of Owner Account Value - Transfers" and "Annuity Period and Annuity Payment Options
- Transfers." These charges are not designed to yield a profit.

CHARGE TO THE SEPARATE ACCOUNT

We deduct from Separate Account assets a daily charge at an annualized rate of 0.40% (which we may change, but which will never exceed 0.66%) of the average daily net asset value of the Separate Account attributable to the Contracts. This charge (1) offsets administrative expenses and (2) compensates us for assuming mortality and expense risks under the Contract. The 0.40% charge divides into .04% for administrative expenses and 0.36% for assumption of mortality and expense risk.

We do not expect to earn a profit on that portion of the charge that is for administrative expenses. However, we do expect to derive a profit from the portion that is for the assumption of mortality and expense risks. There is no necessary relationship between the amount of administrative charges deducted for a given Contract and the amount of expenses actually attributable to that Contract.

In assuming the mortality risk, we incur the risks that:

    . our actuarial estimate of mortality rates may prove erroneous,

    . Annuitants will live longer than expected, and

    . more Owners or Annuitants than expected will die at a time when the death benefit we guarantee is higher than the net surrender value of their interests in the Contracts.

In assuming the expense risk, we incur the risk that the revenues from the expense charges under the Contracts (charges that we guarantee will not increase) will not cover our expense of administering the Contracts.

MISCELLANEOUS

Each Series pays charges and expenses out of its assets. The prospectus for each Series describes the charges and expenses.

We reserve the right to impose charges or establish reserves for any federal or local taxes that we incur today or may incur in the future and that we deem attributable to the Contracts.

SYSTEMATIC WITHDRAWAL PLAN

You may make automatic partial withdrawals, at periodic intervals, through a systematic withdrawal program. Minimum payments are $100. You may choose from schedules of monthly, quarterly, semi-annual, or annual payments. You may start, stop, increase, or decrease payments. You may elect to (1) start withdrawals as early as 30 days after the issue date of the Contract and (2) take withdrawals from the Fixed Account or any Division. Systematic withdrawals are subject to the terms and conditions applicable to other partial withdrawals.

REDUCTION IN ADMINISTRATIVE EXPENSE CHARGE

We may reduce the Administrative Expense Charge imposed under certain Qualified Contracts for employer sponsored plans. Any such reductions will reflect differences in costs or services and will not be unfairly discriminatory as to any person. Differences in costs and services result from factors such as reduced sales expenses or administrative efficiencies relating to serving a large number of employees of a single employer and functions assumed by the employer that we otherwise would have to perform.

                        OTHER ASPECTS OF THE CONTRACTS

Only an officer of AGL can agree to change or waive the provisions of any Contract. The Contracts are non-participating, which means they are not entitled to share in any dividends, profits or surplus of AGL.

OWNERS, ANNUITANTS, AND BENEFICIARIES; ASSIGNMENTS

You, as the Owner of a Contract, will be the same as the Annuitant, unless you choose a different Annuitant when you purchase a Contract. In the case of joint ownership, both Owners must join in the exercise of any rights or privileges under the Contract. You choose the Annuitant and any Contingent Annuitant in the application for a Contract and may not change that choice.

You choose the Beneficiary and any Contingent Beneficiary when you purchase a Contract. You may change a Beneficiary or Contingent Beneficiary before the Annuity Commencement Date, while the Annuitant is still alive. The payee may make this change after the Annuity Commencement Date. We will make any designation of a new Beneficiary or Contingent Beneficiary effective as of the date it is signed. However, the change in designation will not affect any payments we make or action we take before we receive the Written request. We also need the Written consent of any irrevocably-named Beneficiary or Contingent Beneficiary before we make a change. Under certain retirement programs, the law may require spousal consent to name or change a Beneficiary to a person other than the spouse. We are not responsible for the validity of any designation of a Beneficiary or Contingent Beneficiary.

If the Beneficiary or Contingent Beneficiary is not living at the time we are to make any payment, you as the Owner will be the Beneficiary. If you are not then living, your estate will be the Beneficiary.

In the case of joint ownership, we will treat the surviving joint Owner as the Beneficiary upon the death of a joint Owner. We will not recognize any other designation of Beneficiary, unless joint Owners provide written instructions to pay death proceeds in a different manner.

Owners and other payees may assign their rights under Qualified Contracts only in certain narrow circumstances referred to in the Contracts. Owners and other payees may assign their rights under Non-Qualified Contracts, including their ownership rights. We take no responsibility for the validity of any assignment. Owners must make a change in ownership rights in Writing and send a copy to our Home Office. We will make the change effective on the date it was made. However, we are not bound by a change until the date we record it. The rights under a Contract are subject to any assignment of record at our Home Office. An assignment or pledge of a Contract may have adverse tax consequences. (See "Federal Income Tax Matters.")

REPORTS

We will mail to Owners (or anyone receiving payments following the Annuity Commencement Date), any reports and communications required by applicable law. We will mail to the last known address of record. You should give us prompt written notice of any address change.

RIGHTS RESERVED BY US

Upon notice to the Owner, we may modify a Contract to the extent necessary to:

    . reflect a change in the Separate Account or any Division;

    . create new separate accounts;

    . operate the Separate Account in any form permitted under the 1940 Act or in any other form permitted by law;

    . transfer any assets in any Division to another Division, to one or more separate accounts, or the Fixed Account;

    . add, combine or remove Divisions in the Separate Account, or combine the Separate Account with another separate account;

    . add, restrict or remove Guarantee Periods of the Fixed Account;

    . make any new Division available to you on a basis we determine;

    . substitute, for the shares held in any Division, the shares of another
      Series or the shares of another investment company or any other investment permitted by law;

    . make any changes required by the Code or by any other law, regulation or interpretation to continue treatment of the Contract as an annuity;

    . commence deducting premium taxes or adjust the amount of premium taxes deducted in accordance with state laws that apply; or

    . make any changes required to comply with the rules of any Series.

When required by law, we will obtain (1) your approval of changes and (2) the approval of any appropriate regulatory authority.

PAYMENT AND DEFERMENT

We will normally pay amounts surrendered or withdrawn from a Contract within seven calendar days after the end of the Valuation Period in which we receive the Written surrender or withdrawal request at our Home Office. A Beneficiary may request the manner of payment of death proceeds within 60 days after the death proceeds become payable. If we do not receive a Written request specifying the manner of payment, we will pay the death benefit as a single sum, normally within seven calendar days after the end of the Valuation Period that contains the last day of the 60 day period. We reserve the right, however, to defer payments or transfers out of the Fixed Account Value for up to six months. Also, we reserve the right to defer payment of that portion of your Account Value that is attributable to a purchase payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Finally, we reserve the right to defer payment of any surrender, annuity payment, or death proceeds out of the Variable Account Value if:

    . the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission ("SEC");

    . the SEC determines that an emergency exists, as a result of which disposal of securities held in a Division is not reasonably practicable or it is not reasonably practicable to fairly determine the Variable Account Value; or

    . the SEC by order permits the delay for the protection of Owners.

We may also postpone transfers and allocations of Account Value among the Divisions and the Fixed Account under these circumstances.

                          FEDERAL INCOME TAX MATTERS

GENERAL

We cannot comment on all of the federal income tax consequences associated with the Contracts. Federal income tax law is complex. Its application to a particular person may vary according to facts peculiar to the person. Consequently, we do not intend for you to take this discussion as tax advice. You should consult with a competent tax adviser before purchasing a Contract.

We base this discussion on our understanding of the law, regulations and interpretations existing on the date of this Prospectus. Congress, in the past, has enacted legislation changing the tax treatment of annuities in both the Qualified and the Non-Qualified markets and may do so again in the future. The Treasury Department may issue new or amended regulations or other interpretations of existing tax law. The courts may also interpret the tax law in ways that affect the tax treatment of annuities. Any such change could have a retroactive effect. We suggest that you consult your legal or tax adviser on these issues.

The discussion does not address federal estate and gift tax, or social security tax, or any state or local tax consequences associated with the Contracts.

NON-QUALIFIED CONTRACTS

Purchase Payments. Purchasers of a Contract that does not qualify for special tax treatment and is "Non-Qualified" may not deduct from their gross income the amount of purchase payments made.

Tax Deferral Before Annuity Commencement Date. Owners who are natural persons are not taxed currently on (1) increases in their Account Value resulting from interest earned in the Fixed Account, or (2) the investment experience of the Separate Account so long as the Separate Account complies with certain diversification requirements. These requirements mean that the Separate Account must invest in Series that are "adequately diversified" in accordance with Treasury Department regulations. We do not control the Series, but we have received commitments from the investment advisers to the Series to use their best efforts to operate the Series in compliance with these diversification requirements. A Contract investing in a Series that failed to meet the diversification requirements would subject Owners to current taxation of income in the Contract for the period of such diversification failure (and any subsequent period). Income means the excess of the Account Value over the Owner's investment in the Contract (discussed below).

Control over allocation of values among different investment alternatives may cause Owners or persons receiving annuity payments to be treated as the owners of the Separate Account's assets for tax purposes. However, current regulations do not provide guidance as to how to avoid this result. We reserve the right to amend the Contracts in any way necessary to avoid this result. The Treasury Department has stated that it may establish standards through regulations or rulings. These standards may apply only prospectively, although they could apply retroactively if the Treasury Department considers the standards not to reflect a new position.

Owners that are not natural persons that is, Owners such as corporations are taxed currently on annual increases in their Account Value, unless an exception applies. Exceptions apply for, among other things, Owners that are not natural persons but that hold a Contract as an agent for a natural person.

Taxation of Annuity Payments.   Part of each annuity payment received after the
Annuity Commencement Date is excludible from gross income through the use of an exclusion ratio.

In the case of Fixed Annuity Payments, the excludible portion of each payment is found by multiplying:

    . the amount paid, by

    . the ratio of the investment in the Contract (discussed below) to the expected return under the Fixed Annuity Payment Option.

In the case of Variable Annuity Payments, the excludible portion of each payment is the investment in the Contract divided by the number of expected payments.


In both cases, the remaining portion of each annuity payment, and all payments made after the investment in the Contract has been reduced to zero, are included in the payee's income. Should annuity payments stop on account of the death of the Annuitant before the investment in the Contract has been fully paid out, the payee is allowed a deduction for the unpaid amount. If the payee is the Annuitant, the deduction is taken on the final tax return. If the payee is a Beneficiary, that Beneficiary may receive the balance of the total investment as payments are made or on the Beneficiary's final tax return. An Owner's "investment in the Contract" is the amount equal to the portion of purchase payments made by or on behalf of the Owner that have not been excluded or deducted from the individual's gross income, less amounts previously received under the Contract that were not included in income.

Taxation of Partial Withdrawals and Total Surrenders. Partial withdrawals from a Contract are includible in income to the extent that the Owner's Account Value exceeds the investment in the Contract. In the event you surrender a Contract in its entirety, the amount of your investment in the Contract is excludible from income, and any amount you receive in excess of your investment in the Contract is includible in income. All annuity contracts or certificates we issue to the same Owner during any calendar year are aggregated for purposes of determining the amount of any distribution that is includible in gross income.


Penalty Tax on Premature Distributions. In the case of such a distribution, there may be imposed a federal tax penalty equal to 10% of the amount treated as taxable income. The penalty tax will not apply, however, to distributions:

    . made on or after the recipient reaches age 59 1/2,

    . made on account of the recipient's becoming disabled,

    . that are made after the death of the Owner before the Annuity Commencement
      Date or of the payee after the Annuity Commencement Date (or if such person is not a natural person, that are made after the death of the primary Annuitant, as defined in the Code), or

    . that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the Annuitant or the joint life (or joint life expectancies) of the Annuitant and the Beneficiary, provided such payments are made for a minimum of 5 years and the distribution method is not changed before the recipient reaches age 59 1/2 (except in the case of death or disability).

Premature distributions may result from an early Annuity Commencement Date, an early surrender, partial withdrawal from or assignment of a Contract, or the early death of an Annuitant, unless the third clause listed above applies.

Payment of Death Proceeds. Special rules apply to the distribution of any death proceeds payable under the Contract. (See "Death Proceeds.")

Assignments and Loans. An assignment, loan, or pledge under a Non-Qualified Contract is taxed in the same manner as a partial withdrawal, as described above. Repayment of a loan or release of an assignment or pledge is treated as a new purchase payment.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAs")

Purchase Payments. Individuals who are not active participants in a tax qualified retirement plan may, in any year, deduct from their taxable income purchase payments made to an IRA equal to the lesser of $2,000 or 100% of the individual's earned income. In the case of married individuals filing a joint return, the deduction will, in general, be the lesser of $4,000 or 100% of the combined earned income of both spouses, reduced by any deduction for an IRA purchase payment allowed to the spouse. Single persons who participate in a tax-qualified retirement plan and who have adjusted gross income not in excess of $31,000 for 1999 may fully deduct their IRA purchase payments. Those who have adjusted gross income in excess of $41,000 for 1999 will not be able to deduct purchase payments. For those with adjusted gross income in the range between $31,000 and $41,000 in 1999, the deduction decreases to zero, based on the amount of income. Beginning in 2000, that income range will increase, as follows:

------------------------------------------------------------------------------------------------------------
        2000                   2001              2002               2003               2004       2005 and
                                                                                                  thereafter
-------------------------------------------------------------------------------------------------------------
       $32,000               $33,000            $34,000            $40,000            $45,000       $50,000
         to                    to                 to                 to                 to            to
       $42,000               $43,000            $44,000            $50,000            $55,000       $60,000
------------------------------------------------------------------------------------------------------------

Similarly, the otherwise deductible portion of an IRA purchase payment will be phased out, in the case of married individuals filing joint tax returns, with adjusted gross income between $51,000 and $61,000 in 1999, and in the case of married individuals filing separately, with adjusted gross income between $0 and $10,000 in 1999. (A husband and wife who file separate returns and live apart at all times during the taxable year are not treated as married individuals.) Beginning in 2000, the income range over which the otherwise deductible portion of an IRA purchase payment will be phased out for married individuals filing joint tax returns will increase as follows:

---------------------------------------------------------------------------------------------------------------------
   2000              2001           2002           2003           2004           2005           2006     2007 and
                                                                                                        thereafter
---------------------------------------------------------------------------------------------------------------------
 $52,000            $53,000        $54,000        $60,000        $65,000        $70,000        $75,000   $ 80,000
    to                 to             to             to             to             to             to         to
 $62,000            $63,000        $64,000        $70,000        $75,000        $80,000        $85,000   $100,000
---------------------------------------------------------------------------------------------------------------------

A married individual filing a joint tax return, who is not an active participant in a tax-qualified retirement plan, but whose spouse is an active participant in such a plan, may, in any year, deduct from his or her taxable income purchase payments for an IRA equal to the lesser of $2,000 or 100% of the individual's earned income. For the individual, the adjusted gross income range over which the otherwise deductible portion of an IRA purchase payment will be phased out is $150,000 to $160,000.

Tax Free Rollovers.  Amounts may be transferred, in a tax-free rollover, from
(1) a tax-qualified plan to an IRA or (2) from one IRA to another IRA if the transfer meets certain conditions. All taxable distributions ("eligible rollover distributions") from tax qualified plans are eligible to be rolled over with the exception of:

    . annuities paid over a life or life expectancy,

    . installments for a period of ten years or more, and

    . required minimum distributions under section 401(a)(9) of the Code.

Rollovers may be accomplished in two ways. First, we may pay an eligible rollover distribution directly to an IRA (a "direct rollover"). Second, we may pay the distribution directly to the Annuitant and then, within 60 days of receipt, the Annuitant may roll the amount over to an IRA. However, any amount that was not distributed as a direct rollover will be subject to 20% income tax withholding.

Distributions from an IRA. Amounts received under an IRA as annuity payments, upon partial withdrawal or total surrender, or on the death of the Annuitant, are included in the Annuitant's or other recipients' income. If nondeductible purchase payments have been made, a pro rata portion of such distributions may not be includible in income. A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the Annuitant reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include:

    . distributions that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and the Beneficiary; provided such payments are made for a minimum of 5 years and the distribution method is not changed before the recipient reaches age 59 1/2 (except in the case of death or disability);

    . distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income without regard to whether the Annuitant itemizes deductions on his or her tax return;

    . distributions for health insurance premiums to an unemployed individual who has received unemployment compensation for at least 12 consecutive weeks;

    . distributions for qualified first-time home purchases for the individual, a spouse, children, grandchildren, or ancestor of the individual or the individual's spouse, subject to a $10,000 lifetime maximum; and

    . distributions for higher education expenses for the individual, a spouse, children, or grandchildren.

Distributions of minimum amounts required by the Code must commence by April 1 of the calendar year following the calendar year in which the Annuitant reaches age 70 1/2 or retires (whichever is later). Additional distribution rules apply after the death of the Annuitant. These rules are similar to those governing distributions on the death of an Owner (or other payee during the Annuity Period) under a Non-Qualified Contract. (See "Death Proceeds.") Failure to comply with the minimum distribution rules will result in a penalty tax of 50% of the amount by which the minimum distribution required exceeds the actual distribution.

ROTH IRAs

Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to $2,000 per year. This permitted contribution is phased out for adjusted gross income between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

An individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

Qualified distributions from Roth IRAs are entirely tax-free. A qualified distribution requires that (1) the individual has held the Roth IRA for at least five years and (2) the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as qualified first-time home purchase. Qualified Distributions for a qualified first-time home purchase, are subject to a $10,000 lifetime maximum for the individual, a spouse, child, grandchild, or ancestor of such individual or the individual's spouse.

SIMPLIFIED EMPLOYEE PENSION PLANS

Eligible employers may establish an IRA plan known as a simplified employee pension plan ("SEP"), if certain requirements are met. An employee may make contributions to a SEP in accordance with the rules applicable to IRAs discussed above. Employer contributions to an employee's SEP are deductible by the employer and are not currently includible in the taxable income of the employee, provided that total employer contributions do not exceed the lesser of 15% of an employee's compensation or $30,000.

SIMPLE RETIREMENT ACCOUNTS

Eligible employers may establish an IRA plan known as a simple retirement account ("SRA"), if they meet certain requirements. Under an SRA, the employer contributes elective employee compensation deferrals up to a maximum of $7,000 a year for 1999 to the employee's SRA. The employer must, in general, make a fully vested matching contribution for employee deferrals up to a maximum of 3% of compensation.

OTHER QUALIFIED PLANS

Purchase Payments. Purchase payments made by an employer under a pension, profit sharing, or annuity plan qualified under section 401 or 403(a) of the Code, not in excess of certain limits, are deductible by the employer. The purchase payments are also excluded from the current income of the employee.

Distributions Before the Annuity Commencement Date. Purchase payments includible in an employee's taxable income (less any amounts previously received that were not includible in the employee's taxable income) represent the employee's "investment in the Contract." Amounts received before the Annuity Commencement Date under a Contract in connection with a section 401 or 403(a) plan are generally allocated on a pro-rata basis between the employee's investment in the Contract and other amounts. A lump-sum distribution will not be includible in income in the year of distribution, if the employee transfers, within 60 days of receipt, all amounts received (less the employee's investment in the Contract), to another tax-qualified plan, to an individual retirement account or an IRA in accordance with the rollover rules under the Code.

However, any amount that is not distributed as a direct rollover will be subject to 20% income tax withholding. (See "Tax Free Rollovers.") Special tax treatment may be available, for tax years beginning before December 31, 1999, in the case of certain lump-sum distributions that are not rolled over to another plan or IRA.

A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the employee reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include distributions that are:

    . part of a series of substantially equal periodic payments made at least annually beginning after the employee separates from service and made over the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the Beneficiary, provided such payments are made for at least 5 years and the distribution method is not changed before the recipient reaches age 59 1/2 (except in the case of death or disability);

    . made after the employee's separation from service on account of early retirement after attaining age 55;

    . made to pay for qualified higher education or first-time home buyer expenses;

    . made to an alternate payee pursuant to a qualified domestic relations order, if the alternate payee is the spouse or former spouse of the employee; or

    . distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income without regard to whether the Annuitant itemizes deductions on his or her tax return; or

    . distributions for health insurance premiums to an unemployed individual who has received unemployment compensation for at least 12 consecutive weeks.

Annuity Payments.  A portion of annuity payments received under Contracts for section 401 and 403(a) plans after the Annuity Commencement Date may be excludible from the employee's income, in the manner discussed above, in connection with Variable Annuity Payments, under "Non-Qualified Contracts - Taxation of Annuity Payments." The difference is that, here, the number of expected payments is determined under a provision in the Code. Distributions of minimum amounts required by the Code generally must commence by April 1 of the calendar year following the calendar year in which the employee reaches age
70 1/2 (or retires, if later). Failure to comply with the minimum distribution rules will result in a penalty tax of 50% of the amount by which the minimum distribution required exceeds the actual distribution.

Self-Employed Individuals. Various special rules apply to tax-qualified plans established by self-employed individuals.

PRIVATE EMPLOYER UNFUNDED DEFERRED COMPENSATION PLANS

Purchase Payments. Private taxable employers may establish unfunded, Non-Qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. To avoid current taxation, these benefits must be subject to a substantial risk of forfeiture.


These types of programs allow individuals to defer (1) receipt of up to 100% of compensation that would otherwise be includible in income and (2) payment of federal income taxes on the amounts.

Deferred compensation plans represent a contractual promise on the part of the employer to pay current compensation at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no right or interest in the Contract and is entitled only to payment from the employer's general assets in accordance with plan provisions. Purchase payments are not currently deductible by the employer until benefits are included in the taxable income of the employee.

Taxation of Distributions. Amounts that an individual receives from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

FEDERAL INCOME TAX WITHHOLDING AND REPORTING

Amounts distributed from a Contract, to the extent includible in taxable income, are subject to federal income tax withholding.

In some cases, if you own more than one Qualified annuity contract, the contracts may be considered together to determine whether the federal tax law requirement for minimum distributions after age 70 1/2, or retirement in appropriate circumstances, has been satisfied. You may rely on distributions from another annuity contract to satisfy the minimum distribution requirement under a Qualified Contract we issued. However, you must sign a waiver releasing us from any liability to you for not calculating and reporting the amount of taxes and penalties payable for failure to make required minimum distributions under the Contract.

TAXES PAYABLE BY AGL AND THE SEPARATE ACCOUNT

AGL is taxed as a life insurance company under the Code. The operations of the Separate Account are part of the total operations of AGL and are not taxed separately. Under existing federal income tax laws, AGL is not taxed on investment income derived by the Separate Account (including realized and unrealized capital gains) with respect to the Contracts. AGL reserves the right to allocate to the Contracts any federal, state or other tax liability that may result in the future from maintenance of the Separate Account or the Contracts.

Certain Series may elect to pass through to AGL any taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to AGL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld that the Series will also pass through. These credits may provide a benefit to AGL.

                           DISTRIBUTION ARRANGEMENTS

Individuals who sell the Contracts will be licensed by state insurance authorities as agents of AGL. The individuals will also be registered representatives of (1) American General Securities Incorporated ("AGSI"), the principal underwriter of the Contracts, or (2) other broker-dealer firms. However, some individuals may be representatives of firms that are exempt from broker-dealer regulation. AGSI and any non-exempt broker-dealer firms are registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as broker-dealers and are members of the National Association of Securities Dealers, Inc.

AGSI is an affiliate of AGL. AGSI's principal business address is 2727 Allen Parkway, Houston, Texas 77019-2191. AGL offers the Contracts on a continual basis. AGL does not pay any compensation for distribution of the Contracts.

                              SERVICES AGREEMENTS

American General Life Companies ("AGLC") is party to a general services agreement with AGL. AGLC, an affiliate of AGL, is a corporation incorporated in Delaware on November 24, 1997. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under this agreement, AGLC provides services to AGL, including most of the administrative, data processing, systems, customer services, product development, actuarial, auditing, accounting and legal services for AGL and the Contracts.

AGL has entered into administrative services agreements with the advisers or managers for the mutual funds that offer shares to the Divisions. AGL receives fees for the administrative services it performs. These fees do not result in any additional charges under the Contracts that are not described under "Charges under the Contracts."

                                 LEGAL MATTERS

We are not involved in any legal matters about the Separate Account that would be considered material to the interests of Owners. Steven A. Glover, Esquire, Senior Counsel of AGLC has passed upon the legality of the Contracts described in this Prospectus.

                           YEAR 2000 CONSIDERATIONS

As of March 10, 2000, all of our ultimate parent, American General Corporation's ("AGC") major technology systems, programs, and applications, including those which rely on third parties, are operating smoothly following our transition into 2000. We have experienced no interruptions to normal business operations, including the processing of customer account data and transactions. We will continue to monitor our technology systems, including critical third party dependencies, as necessary to maintain our Year 2000 readiness. We do not expect any future disruptions, if they occur, to have a material effect on the company=s results of operations, liquidity, or financial condition.

Through December 31, 1999, AGC incurred and expensed pretax costs of $98 million related to Year 2000 readiness, including $18 million in 1999 and $65 million in 1998. In 1999, Year 2000 readiness expenses were included in division earnings. The 1998 expenses were excluded from division earnings, consistent with the manner in which we reviewed division results. In addition, we accelerated the planned replacement of certain systems as part of our Year 2000 plans. The cost of these replacement systems was immaterial. We do not anticipate incurring any significant costs in the future to maintain Year 2000 readiness.

                           OTHER INFORMATION ON FILE

We have filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933 for the Contracts described in this Prospectus. We have not included all of the information in the Registration Statement and its exhibits. Statements contained in this Prospectus concerning the Contracts and other legal instruments are intended to be summaries. For a complete statement of their terms, you should refer to the documents that we filed with the Securities and Exchange Commission.

We will send you a Statement on request without charge. Its contents are as follows:

                               TABLE OF CONTENTS



General Information...............................................    2

Regulation and Reserves...........................................    2

Independent Auditors..............................................    4

Services..........................................................    4

Principal Underwriter.............................................    4

Annuity Payments..................................................    4
   Gender of Annuitant............................................    4
   Misstatement of Age or Gender and Other Errors.................    5

Change of Investment Adviser or Investment Policy.................    5

Performance Data for the Divisions................................    5
   Average Annual Total Return Calculations.......................    5
   Cumulative Total Return Calculations...........................    6
   Hypothetical Performance.......................................    7
   Money Market Division Yield and Effective Yield Calculations...    9
   Performance Comparisons........................................    9

Effect of Tax-deferred Accumulation...............................   10

Financial Statements..............................................   11

Index to Financial Statements.....................................   12


            (THE FOLLOWING DOCUMENTS ARE NOT PART OF A PROSPECTUS.)

                        SELECT RESERVE VARIABLE ANNUITY
                         DISCLOSURES AND FORMS SECTION


                                     INDEX


Individual Retirement Annuity Disclosure Statement and Financial Disclosure      page  1

1035 Exchange Instructions                                                       page 11

Qualified and Non-Qualified Funds Transfer Instructions                          page 12

Assignment and Transfer Request                                                  page 13

Service Request Form                                                             page 15

Change of Beneficiary Form                                                       page 17

Statement of Additional Information Request Form                                 page 19


                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                  (THIS DOCUMENT IS NOT PART OF A PROSPECTUS)

              INDIVIDUAL RETIREMENT ANNUITY DISCLOSURE STATEMENT
                                   INTRODUCTION

THIS DISCLOSURE STATEMENT IS DESIGNED FOR OWNERS OF IRAs ISSUED BY THE AMERICAN GENERAL LIFE INSURANCE COMPANY ON OR AFTER APRIL 3, 2000.

This Disclosure Statement is not part of your annuity contract but contains general and standardized information which must be furnished to each person who is issued an Individual Retirement Annuity. You must refer to your annuity contract to determine your specific rights and obligations thereunder.

                                   REVOCATION

If you are purchasing a new or rollover IRA, then if for any reason you, as a recipient of this Disclosure Statement, decide within 20 days from the date your annuity contract is delivered that you do not desire to retain your IRA, written notification to the Company must be mailed, together with your annuity contract, within that period. If such notice is mailed within 20 days, current annuity contract value or contributions if required, without adjustments for any applicable sales commissions or administrative expenses, will be refunded.

MAIL NOTIFICATION OF REVOCATION AND YOUR ANNUITY CONTRACT TO:

        American General Life Insurance Company
        Annuity Administration Department
        P. O. Box 1401
        Houston, Texas  77251-1401
        Phone No. (800) 813-5065 and (713) 831-3505.

                                   ELIGIBILITY

Under Internal Revenue Code ("Code") Section 219, if you are not an active participant (see A. below), you may make a contribution of up to the lesser of $2,000 or 100% of compensation and take a deduction for the entire amount contributed. If you are a married individual filing a joint return, and your compensation is less than your spouse's, the total deduction will, in general, be the lesser of $4,000 or 100% of the combined earned income of both spouses, reduced by any deduction for an IRA purchase payment allowed to your spouse. If you are an active participant, but have an adjusted gross income (AGI) below a certain level (see B. below), you may still make a deductible contribution. If, however, you or your spouse is an active participant and your combined AGI is above the specified level, the amount of the deductible contribution you may make to an IRA will be phased down and eventually eliminated.

A.  ACTIVE PARTICIPANT

You are an "active participant" for a year if you are covered by a retirement plan. You are covered by a "retirement plan" for a year if your employer or union has a retirement plan under which money is added to your account or you are eligible to earn retirement credits. For example, if you are covered under a profit-sharing plan, certain government plans, a salary reduction arrangement (such as a tax sheltered annuity arrangement or a 401(k) plan), a Simplified Employee Pension program (SEP), any Simple Retirement Account or a plan which promises you a retirement benefit which is based upon the number of years of service you have with the employer, you are likely to be an active participant. Your Form W-2 for the year should indicate your participation status.

You are an active participant for a year even if you are not yet vested in your retirement benefit. Also, if you make required contributions or voluntary employee contributions to a retirement plan, you are an active participant. In certain plans, you may be an active participant even if you were only with the employer for part of the year.

You are not considered an active participant if you are covered in a plan only because of your service as 1) an Armed Forces Reservist for less than 90 days of active service, or 2) a volunteer firefighter covered for firefighting service by a government plan. Of course, if you are covered in any other plan, these exceptions do not apply.

If you are married, (i) filed a separate tax return, and did not live with your spouse at any time during the year, or (ii) filed a joint return and have a joint AGI of less than $150,000, your spouse's active participation will not affect your ability to make deductible contributions. If you are married and file jointly, your deduction will be phased out between an AGI of $150,000 to $160,000.

B.  ADJUSTED GROSS INCOME (AGI)

If you are an active participant, you must look at your Adjusted Gross Income for the year (if you and your spouse file a joint tax return, you use your combined AGI) to determine whether you can make a deductible IRA contribution. Your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the Threshold Level, you are treated as if you were not an active participant and can make a deductible contribution under the same rules as a person who is not an active participant.

If you are single, the Threshold Level is $30,000. If you are married and file a joint tax return, the Threshold Level is $50,000. If you are married but file a separate tax return, the Threshold Level will be $0.

For taxable years beginning in 1999, the Threshold Levels for single individuals and for married individuals filing jointly increases as follows:

                                 Threshold Level
For taxable years beginning in:      Single         Married (filing jointly)
-------------------------------      -------        ------------------------
       1999                          $31,000                  $51,000
       2000                          $32,000                  $52,000
       2001                          $33,000                  $53,000
       2002                          $34,000                  $54,000
       2003                          $40,000                  $60,000
       2004                          $45,000                  $65,000
       2005                          $50,000                  $70,000
       2006                          $50,000                  $75,000
       2007 and thereafter           $50,000                  $80,000

A married individual filing a joint tax return, who is not an active participant, but whose spouse is, may, in any year, make deductible IRA contributions equal to the lesser of $2,000 or 100% of the individual's earned income. The Threshold Level for such individual is $150,000.

If your AGI is less than $10,000 above your Threshold Level, you will still be able to make a deductible contribution, but it will be limited in amount. The amount by which your AGI exceeds your Threshold Level

(AGI - Threshold Level) is called your Excess AGI. The Maximum Allowable Deduction is $2,000. In the case of a married individual filing jointly and earning less than his or her spouse, the maximum Allowable Deduction is the lesser of $2,000 or the spouse's income, less any deductible IRA contributions or contributions to a Roth IRA. You can estimate your Deduction Limit as follows:

(Your Deduction Limit may be slightly higher if you use this formula rather than the table provided by the IRS.)

    $10,000 - Excess AGI  x  Maximum Allowable Deduction  =  Deduction Limit
    --------------------
          $10,000

For the taxable year beginning in 2007, the deduction limit for married individuals filing jointly will be determined as follows:

    $10,000 - Excess AGI
    --------------------
         $20,000          x  Maximum Allowable Deduction  = Deduction Limit

You must round up the result to the next highest $10 level (the next highest number which ends in zero). For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot, in any event, exceed 100% of your compensation.

    EXAMPLE 1: Ms. Smith, a single person, is an active participant and has an AGI of $36,619. In 1999, she would calculate her deductible IRA contribution as follows:

     Her AGI is $36,619
     Her Threshold Level is $31,000
     Her Excess AGI is (AGI - Threshold Level) or ($36,619-$31,000) = $5,619 Her Maximum Allowable Deduction is $2,000

    So, her IRA deduction limit is:

      $10,000 - $5,619
      ----------------
      $10,000 x $2,000 = $876 (rounded to $880)

  EXAMPLE 2: Mr. and Mrs. Young file a joint tax return. Each spouse earns more than $2,000 and one is an active participant. Their 2000 combined AGI is $55,255. Neither spouse contributed to a Roth IRA. They may each contribute to an IRA and calculate their deductible contributions to each IRA as follows:

    Their AGI is $55,255 Their Threshold Level is $52,000 Their Excess AGI is (AGI - Threshold Level) or ($55,255 - $52,000) = $3,255 The Maximum Allowable Deduction for each spouse is $2,000 So, each spouse may compute his or her IRA deduction limit as follows:

    $10,000 - 3,255
    ---------------
        $10,000         x $2,000 = $1,349 (rounded to $1,350)

  EXAMPLE 3: If, in Example 2, Mr. Young did not earn any compensation, each spouse could still contribute to an IRA and calculate their deductible contribution to each IRA as in Example 2.

  EXAMPLE 4: In 1999, Mr. Jones, a married person, files a separate tax return and is an active participant. He has $1,500 of compensation and wishes to make a deductible contribution to an IRA.

   His AGI is $1,500
   His Threshold Level is $0
   His Excess AGI is (AGI - Threshold Level) or $1,500-$0) = $1,500 His Maximum Allowable Deduction is $2,000
   So, his IRA deduction limit is:

    $10,000 - $1,500  x $2,000 = $1,700
    ----------------
         $10,000

     Even though his IRA deduction limit under the formula is $1,700, Mr. Jones may not deduct an amount in excess of his compensation, so, his actual deduction is limited to $1,500.

                     NON-DEDUCTIBLE CONTRIBUTIONS TO IRAs

Even if you are above the Threshold Level and thus may not make a deductible contribution of up to $2,000 (or up to $4,000 in the case of married individuals filing a joint return), you may still contribute up to the lesser of 100% of compensation or $2,000 to an IRA ($4,000 in the case of married individuals filing a joint return). The amount of your contribution which is not deductible will be a non-deductible contribution to the IRA. You may also choose to make a contribution non-deductible even if you could have deducted part or all of the contribution. Interest or other earnings on your IRA contribution, whether from deductible or non-deductible contributions, will not be taxable to you until taken out of your IRA and distributed to you.

If you make a non-deductible contribution to an IRA, you must report the amount of the non-deductible contribution to the IRS on Form 8606 as a part of your tax return for the year.

You may make a $2,000 contribution (or up to $4,000 in the case of married individuals filing a joint return) at any time during the year, if your compensation for the year will be at least $2,000 (or up to $4,000 in the case of married individuals filing a joint return), without having to know how much will be deductible. When you fill out your return, you may then figure out how much is deductible.

You may withdraw an IRA contribution made for a year any time before April 15 of the following year. If you do so, you must also withdraw the earnings attributable to that portion and report the earnings as income for the year for which the contribution was made. If some portion of your contribution is not deductible, you may decide either to withdraw the non-deductible amount, or to leave it in the IRA and designate that portion as a non-deductible contribution on your tax return.

                               IRA DISTRIBUTIONS

Generally, IRA distributions which are not rolled over (see "Rollover IRA Rules," below) are included in your gross income in the year they are received. Non-deductible IRA contributions, however, are made using income which has already been taxed (that is, they are not deductible contributions). Thus, the portion of the IRA distributions consisting of non-deductible contributions will not be taxed again when received by you. If you make any non-deductible IRA contributions, each distribution from your IRA(s) will consist of a non-taxable portion (return of deductible contributions, if any, and account earnings).

Thus, you may not take a distribution which is entirely tax-free. The following formula is used to determine the non-taxable portion of your distributions for a taxable year:

            Remaining
   Non-Deductible Contributions
   ----------------------------
   Year-End Total IRA Balances  x Total Distributions = Nontaxable Distributions
                                  (for the year)            (for the year)

To figure the year-end total IRA balance, you treat all of your IRAs as a single IRA. This includes all regular IRAs (whether accounts or annuities), as well as Simplified Employee Pension (SEP) IRAs, and Rollover IRAs. You also add back the distributions taken during the year.

  EXAMPLE: An individual makes the following contributions to his or her IRA(s).

  YEAR                   DEDUCTIBLE    NON-DEDUCTIBLE
  ----                   -----------   --------------
  1991                     $ 2,000
  1992                       1,800
  1995                       1,000       $1,000
  1997                         600        1,400
                           -------       ------
                           $ 5,400       $2,400

  Deductible Contributions:                               $5,400
  Non-Deductible Contributions:                            2,400
  Earnings on IRAs:                                        1,200
                                                          ------
  Total Account Balance of IRA(s) as of 12/31/99:         $9,000
  (before distributions in 1999).

In 1999, the individual takes a distribution of $3,000. The total account balance in the IRAs on 12/31/99 before 1999 distributions is $9,000. The non-taxable portion of the distributions for 1999 is figured as follows:

Total non-deductible contributions                       $2,400
                                                         ------
Total account balance in the IRAs, before distributions  $9,000 x $3,000 = $800

Thus, $800 of the $3,000 distribution in 1999 will not be included in the individual's taxable income. The remaining $2,200 will be taxable for 1999.

                                   ROLLOVER IRA RULES
1.  IRA TO IRA

You may withdraw, tax-free, all or part of the assets from an IRA and reinvest them in one or more IRAs. The reinvestment must be completed within 60 days of receipt of the withdrawal. No IRA deduction is allowed for the reinvestment. Amounts required to be distributed because the individual has reached age 70 1/2 may not be rolled over. The rollover of one IRA to another may be made no more than once during a one year period.

2.  EMPLOYER PLAN DISTRIBUTIONS TO IRA

All taxable distributions (known as "eligible rollover distributions") from qualified pension, profit-sharing, stock bonus and tax sheltered annuity plans may be rolled over to an IRA, with the exception of (1) annuities paid over a life or life expectancy, (2) installments for a period of ten years or more, and
(3) required minimum distributions under section 401(a)(9).

Rollovers may be accomplished in two ways. First, you may elect to have an eligible rollover distribution paid directly to an IRA (a "direct rollover"). Second, you may receive the distribution directly and then, within 60 days of receipt, roll the amount over to an IRA. Under the law, however, any amount that you elect not to have distributed as a direct rollover will be subject to 20 percent income tax withholding, and, if you are younger than age 59 1/2, may result in a 10% excise tax on any amount of the distribution that is included in income. Questions regarding distribution options under the Act should be directed to your Plan Trustee or Plan Administrator, or may be answered by consulting IRS Regulations (S)1.401(a)(31)-1, (S)1.402(c)-2T and
(S)31.3405(c)-1.

                     PENALTIES FOR PREMATURE DISTRIBUTIONS

If you receive a distribution from your IRA before you reach age 59 1/2, an additional tax of 10 percent will be imposed under Code (S)72(t), unless the distribution (a) occurs because of your death or disability, (b) is for certain medical care expenses or to an unemployed individual for health insurance premiums, (c) is received as a part of a series of substantially equal payments over your life or life expectancy, (d) is received as a part of a series of substantially equal payments over the lives or life expectancy of you and your beneficiary, or (e) the distribution is contributed to a rollover IRA,
(f) is used for a qualified first time home purchase for you, your spouse, children, grandchildren, or ancestor, subject to a $10,000 lifetime maximum or
(g) is for higher education purposes for you, your spouse, children or grandchildren.

                             MINIMUM DISTRIBUTIONS

Under the rules set forth in Code (S)408(b)(3) and (S)401(a)(9), you may not leave the funds in your annuity contract indefinitely. Certain minimum distributions are required. These required minimum distributions may be taken in one of two ways: (a) by withdrawing the balance of your annuity contract by a "required beginning date," usually April 1 of the year following the date at which you reach age 70 1/2; or (b) by withdrawing periodic distributions of the balance in your annuity contract by the required beginning date. These periodic distributions may be taken over (a) your life; (b) the lives of you and your named beneficiary; (c) a period not extending beyond your life expectancy; or
(d) a period not extending beyond the joint life expectancy of you and your named beneficiary.

If you do not satisfy the minimum distribution requirements, then, pursuant to Code (S)4974, you may have to pay a 50% excise tax on the amount not distributed as required that year.

The foregoing minimum distribution rules are discussed in detail in IRS Publication 590, "Individual Retirement Arrangements."

                                   REPORTING

You are required to report penalty taxes due on excess contributions, excess accumulations, premature distributions, and prohibited transactions. Currently, IRS Form 5329 is used to report such information to the Internal Revenue Service.

                            PROHIBITED TRANSACTIONS

Neither you nor your beneficiary may engage in a prohibited transaction, as that term is defined in Code (S)4975.

Borrowing any money from this IRA would, under Code (S)408(e)(3), cause the annuity contract to cease to be an Individual Retirement Annuity and would result in the value of the annuity being included in the owner's gross income in the taxable year in which such loan is made.

Use of this annuity contract as security for a loan from the Company, if such loan were otherwise permitted, would, under Code (S)408(e)(4), cause the portion so used to be treated as a taxable distribution.

                             EXCESS CONTRIBUTIONS

Tax Code (S)4973 imposes a 6 percent excise tax as a penalty for an excess contribution to an IRA. An excess contribution is the excess of the deductible and nondeductible amounts contributed by the Owner to an IRA for that year over the lesser of his or her taxable compensation or $2,000. (Different limits apply in the case of a spousal IRA arrangement.) If the excess contribution is not withdrawn by the due date of your tax return (including extensions) you will be subject to the penalty. This 6% excise tax is required to be paid each year that the excess contribution remains in the IRA.

                                  IRS APPROVAL

Your annuity contract and IRA endorsement have been approved by the Internal Revenue Service as a tax qualified Individual Retirement Annuity. When received, such approval by the Internal Revenue Service is a determination only as to the form of the annuity and does not represent a determination of the merits of such annuity.

This disclosure statement is intended to provide an overview of the applicable tax laws relating to Individual Retirement Arrangements. It is not intended to constitute a comprehensive explanation as to the tax consequences of your IRA. AS WITH ALL SIGNIFICANT TRANSACTIONS SUCH AS THE ESTABLISHMENT OR MAINTENANCE OF, OR WITHDRAWAL FROM AN IRA, APPROPRIATE TAX AND LEGAL COUNSEL SHOULD BE CONSULTED. Further information may also be acquired by contacting your IRS District Office or consulting IRS Publication 590.

                             FINANCIAL DISCLOSURE
               (SELECT RESERVE VARIABLE ANNUITY, FORM NO. 97505)

This Financial Disclosure is applicable to IRAs using a Select Reserve Variable Annuity (contract form number 97505) purchased from American General Life Insurance Company on or after April 3, 2000. Earnings under variable annuities are not guaranteed, and depend on the performance of the investment option(s) selected. As such, earnings cannot be projected. Set forth below are the charges associated with such annuities.

CHARGES:

(a) During the Accumulation Phase, a maximum charge of $25 for each transfer, in excess of 12 free transfers annually, of contract value between divisions of the Separate Account. During the Payout Phase (the time during which regular payments are received), this charge is applicable for each transfer in excess of six free transfers annually.

(b) To compensate for mortality and expense risks assumed under the contract, variable divisions only will incur a daily charge at an annualized rate of 0.36% of the average Separate Account Value of the contract during both the Accumulation and the Payout Phase.

(c) Premium taxes, if applicable, may be charged against Accumulation Value at time of annuitization or upon the death of the Annuitant. If a jurisdiction imposes premium taxes at the time purchase payments are made, the Company may deduct a charge at that time, or defer the charge until the purchase payments are withdrawn, whether on account of a full or partial surrender, annuitization, or death of the Annuitant.

(d) To compensate for administrative expenses, a daily charge will be incurred at an annualized rate of 0.04% of the average Separate Account Value of the contract during the Accumulation and the Payout Phase.

(e) Each variable division will be charged a fee for asset management and other expenses deducted directly from the underlying fund during the Accumulation and Payout Phase. Total fees will range between 0.57% and 1.85%.

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                          1035 EXCHANGE INSTRUCTIONS


--------------------------------------------------------------------------------
1.   Processing Rules

     A 1035 exchange is one that qualified under IRC Section 1035 guidelines.

     A 1035 exchange is for non-qualified funds only.

     The Home Office does not offer tax advice. Applicants and contractowners should contact their own tax advisors.

     To qualify as a 1035 exchange, the following contract types are required:

     * An annuity or life insurance contract in exchange for an annuity contract.

     In addition, the following contract type exchanges are required:

     *  Individual contract to individual contract;
     *  Joint contract to joint contract; and
     * Two individual contracts on same annuitant(s) with the same owner(s) to individual or joint contract.

     The annuitant and owner on the exchanged contract must be the same on the new contract.

     To qualify as a full 1035 exchange, all existing cash value must be transferred to the new contract and none of the cash value can be refunded.

     Money from a 1035 exchange cannot be added to an existing annuity contract--it must fund a new contract.

--------------------------------------------------------------------------------
2.   Forms Requirements

     * Annuity Application (form number which is approved in the state of application)

     *  Replacement form as required by state, if applicable

     *  Assignment and Transfer Request Form  (L 6742 Rev 0300) for IRC
        Section 1035(a) Exchange

     * External company's contract/policy or lost contract/policy statement


--------------------------------------------------------------------------------
3.   Signature Requirements

     The annuitant of the new application (age 15 or older) must sign the Annuity Application.

     The proposed owner of the new contract must sign the Annuity Application and the Absolute Assignment Form (L 6742 Rev 0300).

     If the owner is a trust, then the trustee's signature and title are required on the application and the Assignment and Transfer Request Form (L 6742 Rev 0300).

                       QUALIFIED AND NON-QUALIFIED FUNDS
                             TRANSFER INSTRUCTIONS



--------------------------------------------------------------------------------

1.    Processing Rules

     A transfer occurs when an existing policy/contract or account is liquidated and proceeds are forwarded to another company or to the client.

     There are three types of transfers:

     * Trustee-to-Trustee (or Custodian) transfer: Proceeds are sent from one company directly to another company to fund a like plan (Example: TSA to TSA, IRA to IRA, Non-qualified to Non-qualified).

     * Direct Rollover: Proceeds are sent from one company directly to another company to fund a different type of plan (Example: TSA to IRA, 401(k) to IRA, etc.).

     * Rollover: Proceeds are sent from the original company to the owner. The owner then forwards the check to the new company within 60 days.

     Partial transfers are allowed.

     Please consult a tax advisor for any tax consequences.

     These types of transfers are not 1035 exchanges and do not qualify under IRC Section 1035 guidelines.

     A transfer may be qualified or non-qualified.

     NOTE: The Home Office is responsible for qualified administration of IRAs/SEPs only. Other than IRAs, administration of qualified plans is the responsibility of the customer or plan administrator. The Home Office does not provide a plan prototype.

--------------------------------------------------------------------------------
2.   Form Requirements

     * Annuity Application (form number which is approved in the state of application)

     * Replacement form as required by state, if applicable, and only when another ANNUITY CONTRACT is being replaced

     * External company/institution's contract or lost contract/contract statement

     * Assignment and Transfer Request Form (L6742 Rev. 0300) is the funds are qualified and the Home Office is to request the funds or if the funds are non-qualified and coming from a non-insurance/annuity contract and the Home Office is to request the funds.

     * Non-Qualified Funds Transfer Authorization (L 8190) if the funds are non-qualified and coming from a non-insurance/annuity contract and the Home Office is to request the funds

     * If the plan type is IRA, refer the customer to the IRA disclosure attached to the prospectus

     *  If the plan type is SEP, submit IRS Form 5305 with the application

--------------------------------------------------------------------------------
3.   Signature Requirements

     The annuitant/proposed owner of the new contract (age 15 or older) must sign the Annuity Application (if different individuals, both must sign).

     The owner must sign the Assignment and Transfer Request Form
     (L 6742 Rev 0300).

     If the owner is a trust, then the trustee's signature and title are required on all appropriate forms.

American General Life Insurance Company
Assignment and Transfer Request

------------------------------------------------------------------------------------------------------------------------------------
Current Trustee/Custodian                                                                        Telephone Number
------------------------------------------------------------------------------------------------------------------------------------
Company's Address:                                     City:                                    State:               Zip
------------------------------------------------------------------------------------------------------------------------------------
Owner(s):                                                                       Owner's SSN:
------------------------------------------------------------------------------------------------------------------------------------
Annuitant's Name (if different from Owner)                                      Contract/Account No:
------------------------------------------------------------------------------------------------------------------------------------
Type of Transfer: (Choose only one)
 [ ] 1035 Non-Taxable Exchange      [ ] Non-Qualified Transfer      [ ] Qualified Rollover            [ ] Qualified Direct Transfer
 [ ] Other:___________________       (Transfer of funds from non-       (Irrevocable Direct Rollover      (Direct Transfer from
                                     qualified mutual funds, CDs,       of Tax Sheltered Annuities and    current IRA trustee or
                                     savings accounts, etc. to a        Qualified retirement Plans to     custodian company to new
                                     non-qualified Annuity Contract)    an IRA) (Forward proceeds to      IRA trustee or custodian)
                                                                        American General within 60 days
                                                                        to maintain tax status)
------------------------------------------------------------------------------------------------------------------------------------
                                                     REQUEST FOR 1035 EXCHANGE
------------------------------------------------------------------------------------------------------------------------------------
I hereby absolutely assign and transfer to American General Live Insurance Company all of my rights, title, and interest of every nature in and to the above referenced contract/policy including, but not limited to surrender, assign, transfer, or change beneficiary.

 . Section 1035 of the Internal Revenue Code permits certain nontaxable exchanges of insurance policies and annuity contracts. It is my intention that this transfer qualify as a Section 1035 exchange and that no portion of this exchange be actually or constructively received by me. American General Life Insurance Company makes no representation concerning my tax treatment for this transaction and has neither responsibility nor liability for my tax treatment.
 . I understand the exact amount of the proceeds may vary depending upon the date of transfer and I agree to execute any additional documents required to complete the transfer.
 . I understand that the exchange is not complete if the company issuing the contract is unable or unwilling to pay the value of the above referenced contract(s) to American General Life Insurance Company.
 . I understand that as of the date of surrender of the contract by the company, the surrendered contract no longer provides any coverage and the new contract is not in effect until American General Life approves the new contract and receives the funds.
 . I represent and warrant that no person, firm, or corporation has a legal or equitable interest in the contract/policy except the undersigned, and that no proceedings of either legal or equitable nature have been instituted or are pending against the undersigned.
The policy/contract is attached
     [ ] ENCLOSED Policy/Contract is attached
     [ ] LOST OR DESTROYED (I certify that the policy/contract is lost or destroyed. In addition, I certify that the policy/contract has not been assigned or pledged as collateral.)
---------------------------------------------------------------------     ----------------------------------------------------------
Owner's Signature(s)                                                      Date

American General Life Insurance Company, owner of the above referenced policy, does hereby request immediate surrender of the above referenced policy or contract.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                        REQUEST FOR NON-QUALIFIED TRANSFER, QUALIFIED ROLLOVER OR QUALIFIED DIRECT TRANSFER
------------------------------------------------------------------------------------------------------------------------------------
This serves as authorization to liquidate and forward:

[ ] All      [ ] Partial          $______________________________     or       ____________________________%
of my account balance as listed above to the annuity I have established through American General Life Insurance Company.
  ----------------------------------------------------------------------------------------------------
FOR CD TRANSFERS: I am aware that if I request a liquidation of a CD prior to the maturity date, I may be subject to surrender or withdrawal penalties. I direct and authorize the above liquidation and transfer of the net liquidation proceeds:

[ ] Upon receipt of this request        [ ] On the maturity date of _________________________________

--------------------------------------------------------------------       ---------------------------------------------------------
Owner's Signature(s)                                                       Date
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                       LETTER OF ACCEPTANCE
------------------------------------------------------------------------------------------------------------------------------------
The above named individual has established a Qualified or Non-Qualified Annuity with American General Life Insurance Company. We will accept the transfer of cash assets currently held in your plan for placement into the Qualified or Non-Qualified Annuity established with American General Life Insurance Company.

For a Section 1035(a) exchange, please provide us with the pre and post TEFRA cost basis.
By:
   -------------------------------------------------------------------------------      --------------------------------------------
   Authorized Representative of American General Life Insurance Company                 Date
Checks should be made payable to: American General Life Insurance Company

                                                             FBO (For the benefit of)   --------------------------------------------
                                                                                                Print Name of Contract Owner(s)

                Mail to:    Annuity Administration-VADOC                                Annuity Administration 3-50-VADOC
                            P.O. Box 1401                               or               2727-A Allen Parkway
                            Houston, TX 77251-1401                   overnight           Houston, TX 77019
                            (800) 247-6584 . (713) 831-3701 Fax
                            Hearing Impaired (888) 436-5257
------------------------------------------------------------------------------------------------------------------------------------
                                                              Page 13

L6742 Rev 0300 (replaces forms L8714 & L8190)

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]


                                          AMERICAN GENERAL LIFE INSURANCE COMPANY ("AGL")             [SELECT RESERVE
         Complete and return to:           ---------------------------------------------             VARIABLE ANNUITY
         Annuity Administration              A Subsidiary of American General Corporation                  LOGO]
             P.O. Box 1401                  ---------------------------------------------
        Houston, TX 77251-1401                              Houston, Texas
            (800) 813-5065
                                                            SERVICE REQUEST
------------------------------------------------------------------------------------------------------------------------------------
[ ] CONTRACT             1.| CONTRACT #:_________________________________________________  ANNUITANT:_______________________________
    IDENTIFICATION         |
                           | CONTRACT OWNER(S):_____________________________________________________________________________________
COMPLETE SECTION 1 & 16    |
  FOR ALL REQUESTS.        | (Name and Address):____________________________________________________________________________________
                           | [_] Check here if
INDICATE CHANGE OR         |     change of address.
REQUEST DESIRED BELOW.     | S.S. NO. OR TAX I.D. NO.:__________/_________/____________     Phone Number: (   )_____________________
------------------------------------------------------------------------------------------------------------------------------------
[ ] NAME                 2.| [_] Annuitant*   [_] Beneficiary*   [_] Owner(s)* (DOES NOT CHANGE ANNUITANT, BENEFICIARY, OR
    CHANGE                 |                                                    OWNERSHIP DESIGNATION)
                           | -------------------------------------------------------------------------------------------------------
                           | FROM (FIRST, MIDDLE, LAST)                         TO (FIRST, MIDDLE, LAST)
                           |
                           | Reason:  [_] Marriage   [_] Divorce   [_] Correction   [_] Other (Attach copy of legal proof)
-----------------------------------------------------------------------------------------------------------------------------------
[ ] DUPLICATE            3.| I/we hereby certify that the contract for the         [_] LOST  [_] DESTROYED  [_] OTHER______________
    CONTRACT               |  listed number has been:
                           |  Unless I/we have directed cancellation of the contract, I/we request that a Certificate of Lost
                           |  Contract be issued. If the original contract is located, I/we will return the Certificate of Lost
                           |  Contract to AGL to be voided.
-----------------------------------------------------------------------------------------------------------------------------------
[ ] BENEFICIARY          4.| PRIMARY                                            CONTINGENT
    CHANGE                 |_______________________________________________________________________________________________________
  THIS SECTION IS          | This change of beneficiary has been approved by AGL at its Home Office, and presentation of the
  FOR HOME OFFICE          | Contract for endorsement has been waived.
    USE ONLY.              |
                           | DATE OF APPROVAL:_________________________________  By:_______________________________________________
                           |                                                          American General Life Insurance Company
-----------------------------------------------------------------------------------------------------------------------------------
[_] AUTOMATIC            5.| _________By initialing here, I authorize American General Life to collect $______ (min. $100), starting
    ADDITIONAL             | on:_______________________ by initialing electronic debit entries against my bank account with the
    PREMIUM                |         MONTH/DAY          following frequency.
    PAYMENT OPTION         |[_] Monthly  [_] Quarterly  [_] Semiannually  [_] Annually (Attach voided check to Service Request.)
-----------------------------------------------------------------------------------------------------------------------------------
[ ]  DOLLAR COST         6.| Dollar cost average [_] $___________ OR [_] _______% (whole % only)   Begin Date:______/______/_______
     AVERAGING             | Taken from the [_] Money Market      OR        [_] 1-Year Guarantee Period
                           | FREQUENCY:     [_] Monthly    [_] Quarterly    [_] Semiannually    [_] Annually
                           | DURATION:      [_] 12 months  [_] 24 months    [_] 36 months
                           | to be allocated to the following division(s) as indicated. (Use only dollars OR percentages.)
                           | AMERICAN GENERAL SERIES PORTFOLIO COMPANY                   OFFIT VIF-High Yield (6)  __________
                           |   Money Market (13)                           ____________  OFFIT VIF-Total Return(7) __________
                           | HOTCHKIS AND WILEY VARIABLE TRUST                           OFFIT VIF-U.S. Government
                           |   Equity Income VIP (1)                       ____________    Securities(8)           __________
                           |   Low Duration VIP (3)                        ____________  ROYCE CAPITAL FUND
                           | LEVCO SERIES TRUST                                            Royce Premier(9)        __________
                           |   LEVCO Equity Value (2)                      ____________  WRIGHT MANAGED BLUE CHIP
                           | NAVELLIER VARIABLE INSURANCE SERIES FUND, INC.              SERIES TRUST
                           | Navellier Growth (4)                          ____________    Wright International
                           | OFFIT VARIABLE INSURANCE FUND, INC.                           Blue Chip(11)           __________
                           |   OFFIT VIF-Emerging Markets (5)              ____________    Wright Selected Blue
                           |                                                               Chip(12)                __________
                           |                                                             OTHER __________________  __________
-----------------------------------------------------------------------------------------------------------------------------------
[_] AUTOMATIC            7.| [_] ADD        [_] CHANGE automatic rebalancing of variable investments to the percentage allocations
    REBALANCING            |                    indicated below:
   ($25,000 MINIMUM)       | [_] Quarterly  [_] Semiannually  [_] Annually (based on contract anniversary)
                           | AMERICAN GENERAL SERIES PORTFOLIO COMPANY                   OFFIT VIF-High Yield (6)  __________%
USE WHOLE PERCENTAGES.     |   Money Market (13)                           ___________%  OFFIT VIF-Total Return(7) __________%
TOTAL MUST EQUAL 100%.     | HOTCHKIS AND WILEY VARIABLE TRUST                           OFFIT VIF-U.S. Government
                           |   Equity Income VIP (1)                       ___________%    Securities(8)           __________%
                           |   Low Duration VIP (3)                        ___________%  ROYCE CAPITAL FUND
                           | LEVCO SERIES TRUST                                            Royce Premier(9)        __________%
                           |   LEVCO Equity Value (2)                      ___________%  WRIGHT MANAGED BLUE CHIP
                           | NAVELLIER VARIABLE INSURANCE SERIES FUND, INC.              SERIES TRUST
                           | Navellier Growth (4)                          ___________%    Wright International
                           | OFFIT VARIABLE INSURANCE FUND, INC.                           Blue Chip(11)           __________%
                           |   OFFIT VIF-Emerging Markets (5)              ___________%    Wright Selected Blue
                           |                                                               Chip(12)                __________%
                           | [_] STOP automatic rebalancing.                             OTHER __________________  __________%
                           |
                           | NOTE: Automatic rebalancing is only available for variable divisions. Automatic Rebalancing will
                           |       not change allocation of future purchase payments.
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Page 15


L 9023 REV 898

------------------------------------------------------------------------------------------------------------------------------------
[ ] CHANGE               8.| American General Series Portfolio Company             OFFIT VIF-Total Return (7)
    ALLOCATION             |  Money Market (13)                          ______%   OFFIT VIF-U.S. Government Securities (8)  ______%
    OF FUTURE              | Hotchkis and Wiley Variable Trust                    Royce Capital Fund                         ______%
    PURCHASE               |  Equity Income VIP (1)                      ______%   Royce Premier (9)                         ______%
    PAYMENTS               |  Low Duration VIP (3)                       ______%  Wright Managed Blue Chip Series Trust
                           | LEVCO Series Trust                                    Wright International Blue Chip (11)       ______%
 USE WHOLE PERCENTAGES.    |  LEVCO Equity Value (2)                     ______%   Wright Selected Blue Chip (12)            ______%
 TOTAL MUST EQUAL 100%     | Navellier Variable Insurance Series Fund, Inc.       Other
                           | Navellier Growth (4)                        ______%   _______________________________________   ______%
                           | OFFIT Variable Insurance Fund, Inc.                  Fixed Account
                           |  OFFIT VIF-Emerging Markets (5)             ______%   1-Year Guarantee Period                   ______%
                           |  OFFIT VIF-High Yield (6)                   ______%
                           |
                           | NOTE: A change to the allocation of future purchase payments will not alter Automatic Rebalancing
                           |       allocations.
------------------------------------------------------------------------------------------------------------------------------------
[ ] TRANSFER OF          9.| Indicate division number along with gross dollar or percentage amounts. (Maintain $ or % consistency.)
    ACCUMULATED VALUES     |
                           |   % or $______ from Div._______ to Div._______            % or $______ from Div._______ to Div._______
                           |
                           |   % or $______ from Div._______ to Div._______            % or $______ from Div._______ to Div._______
                           |
                           |   % or $______ from Div._______ to Div._______            % or $______ from Div._______ to Div._______
                           | NOTE: If a transfer is elected and Automatic Rebalancing is active for your account, you may want
                           | to consider changing the Automatic Rebalancing allocations (Section 7). Otherwise, the Automatic
                           | Rebalancing will transfer funds in accordance with instructions on file.
-----------------------------------------------------------------------------------------------------------------------------------
[ ] TELEPHONE           10.| I (or if Joint Owners, either of us acting independently) hereby authorize American General Life
    TRANSFER               | Insurance Company ("AGL") to act on telephone instructions to transfer values among the Variable
    AUTHORIZATION          | Divisions and Fixed Accounts and to change allocations for future purchase payments given by:
                           |
 Complete this section if  | (Initial appropriate box(es) below.)
  you are applying for or  |
 revoking current telephone| [  ]  Contract Owner(s)
       privileges.         | [  ]  Agent/Registered Representative who is both appointed to represent AGL and with the
                           |       firm authorized to service my contract
                           |
                           | AGL and any person designated by this authorization will not be responsible for any claim, loss or
                           | expense based upon telephone transfer instructions received and acted upon in good faith,
                           | including losses due to telephone instruction communication errors. AGL's liability for erroneous
                           | transfers, unless clearly contrary to instructions received, will be limited to
                           | correction of the allocations on a current basis. If an error, objection or other claim arises due to a
                           | telephone transaction, I will notify AGL in writing within five working days from the receipt of the
                           | confirmation of the transaction from AGL. I understand that this authorization is subject to the terms
                           | and provisions of my SELECT RESERVE contract and its related prospectus. This authorization will
                           | remain in effect until my written notice of its revocation is received by AGL at its main office.
                           |
                           | [  ] CHECK HERE TO DECLINE TELEPHONE TRANSFER PRIVILEGE.
------------------------------------------------------------------------------------------------------------------------------------
[ ] SYSTEMATIC          11.| Specified Dollar Amount $________________      FREQUENCY:  [ ] Monthly  [ ] Quarterly [ ] Semiannually
    WITHDRAWAL             |                                                            [ ] Annually
    (Also Complete         |
    Sec. 15)               | To begin on ______/_______/_______ (Date must be between the 5TH and 24TH of the month and at least
($100 MINIMUM WITHDRAWAL)  |               MM     DD      YY    30 days after issue date.)
                           | Unless specified below, withdrawals will be taken from the divisions as they are currently allocated
PERCENTAGES (WHOLE % ONLY) | in your contract.
   MUST EQUAL 100%, OR     |
DOLLARS MUST EQUAL TOTAL   | $ or %________ Div. No.________     $ or %________ Div. No.________     $ or %________ Div. No._______
         AMOUNT.           |
                           | $ or %________ Div. No.________     $ or %________ Div. No.________     $ or %________ Div. No._______
                           |
                           | $ or %________ Div. No.________     $ or %________ Div. No.________     $ or %________ Div. No._______
------------------------------------------------------------------------------------------------------------------------------------
[ ] REQUEST FOR         12.| Amount requested is to be (   ) NET OR (   ) gross of applicable charges.      Total Amount = $________
    PARTIAL                |
    WITHDRAWAL             | $ or %________ Div. No.________     $ or %________ Div. No.________     $ or %________ Div. No._______
    (Also Complete
     Sec. 15.)             | $ or %________ Div. No.________     $ or %________ Div. No.________     $ or %________ Div. No._______
-----------------------------------------------------------------------------------------------------------------------------------
[ ] REQUEST FOR         13.| [ ] Contract attached
    FULL                   |
    SURRENDER              | [ ] I hereby declare that the contract specified above has been lost, destroyed, or misplaced and
    (Also Complete         |     request that the value of the contract be paid. I agree to indemnify and hold harmless AGL
    Sect. 15)              |     against any claims which may be asserted on my behalf and on the behalf of my heirs, assignees,
                           |     legal representatives, or any other person claiming rights derived through me against AGL on the
                           |     basis of the contract.
-----------------------------------------------------------------------------------------------------------------------------------
[ ] ALTERNATE           14.| Check(s) will be made payable to the Contract Owner(s) and mailed to the Owner's address of record
    PAYEE                  | unless specified otherwise below:
                           |
                           | _______________________________________________________    ___________________________________________
                           | NAME OF INDIVIDUAL OR FINANCIAL INSTITUTION                ACCOUNT NUMBER (IF APPLICABLE)
                           |
                           | ______________________________________________________________________________________________________
                           | ADDRESS                                       CITY                 STATE                   ZIP
---------------------------|--------------------------------------------------------------------------------------------------------
[ ] NOTICE OF           15.| The taxable portion of the distribution you receive from your annuity contract is subject to federal
    WITHHOLDING            | income tax withholding unless you elect not to have withholding apply. Withholding of state
                           | income tax may also be required by your state of residence. You may elect not to have withholding
                           | apply by checking the appropriate box below. If you elect not to have withholding apply to your
                           | distribution or if you do not have enough income tax withheld, you may be responsible for payment
                           | of estimated tax. You may incur penalties under the estimated tax rules, if your withholding
                           | and estimated tax are not sufficient.
                           |
                           | Check one: [  ] I do NOT want income tax withheld from this distribution.
                           |
                           |            [  ] I do want 10% or _________% income tax withheld from this distribution.
------------------------------------------------------------------------------------------------------------------------------------
[X] AFFIRMATION/        16.| CERTIFICATION: Under penalties of perjury, I certify: (1) that the number shown on this form is my
    SIGNATURE              | correct taxpayer identification number and; (2) that I am not subject to backup withholding under
                           | Section 3406(a)(1)(C) of the Internal Revenue Code.
                           |
                           | The Internal Revenue Service does not require your consent to any provision of this document other than
                           | the certification required to avoid backup withholding.
                           |
                           |
                           |  __________________________________________________      ______________________________________________
                           |                       DATE                                        SIGNATURE(S) OF OWNER(S)
                           |
-----------------------------------------------------------------------------------------------------------------------------------


L 9023 REV 898
                                    Page 16

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                 A Subsidiary of American General Corporation
                     P.O. Box 4373 . Houston, Texas 77210
                                                         [AMERICAN GENERAL LOGO]

                           - CHANGE OF BENEFICIARY -
                         (Before completing this form
             please read instructions below and on reverse side.)

-----------------------------------------------------------------------------------------------------------------------------------
POLICY NO.                                      INSURED
------------------------------------------------------------------------------------------------------------------------------------
METHOD OF PAYMENT: The death proceeds shall be payable in equal shares to the designated beneficiaries as may be living, unless otherwise provided below. In the event no beneficiary survives the Insured, and if this form, or the Policy does not provide otherwise, the proceeds will be paid to the policyowner, or the executors or administrators of the policyowner's Estate.
------------------------------------------------------------------------------------------------------------------------------------
PRIMARY BENEFICIARY:

Full Name                                            Relationship to Annuitant                           Percentages (if applicable)
---------                                            -------------------------                           ---------------------------


------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
If a living or non-testamentary trust is designated as a primary beneficiary, complete the following:

____________________________________________________________________________________________ Dated: _________________________
                                     Name of Trust

CONTINGENT BENEFICIARY (proceeds payable under this designation only if none of the designated primary beneficiaries survives the
Insured):

Full Name                                            Relationship to Annuitant                           Percentages (if applicable)
---------                                            -------------------------                           ---------------------------


------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
If a living or non-testamentary trust is designated as a contingent beneficiary, complete the following:

____________________________________________________________________________________________ Dated: _________________________
                                     Name of Trust

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
OPTIONAL CLAUSES - one or more of the following may be checked if desired:

[_] MINOR BENEFICIARY CLAUSE - TRUSTEE FOR CHILDREN

    Full Name                                           Relationship to Insured

------------------------------------------------------------------------------------------------------------------------------------
    is hereby appointed as trustee to receive any payment due on or after the Insured's death to any beneficiary who is a minor child on the date such payment falls due. Payment by the Company to such trustee shall be an absolute and complete release and acquittance of the Company which shall not be held accountable or responsible for the use and application of the death benefit proceeds paid to such trustee.

[_] CHILDREN'S CLAUSE - PER STIRPES

    If a child of the Insured who is designated in this form as a beneficiary predeceases the Insured, leaving children who survive the Insured, then the shares such deceased beneficiary would have received had such beneficiary survived the Insured shall be payable in equal shares to the surviving children of such deceased beneficiary.

[_] POSTPONEMENT CLAUSE - COMMON DISASTER
    In no case shall any payment be made to any beneficiary designated in this form until; thirty (30) days have elapsed following the Insured's death, and in the event of the death of a beneficiary during such period, payment shall be made in the same manner as provided in this form, had the said beneficiary predeceased the Insured. This provision does not apply to a Trustee.
====================================================================================================================================
The undersigned policyowner hereby revokes any previous beneficiary designation and any optional mode of settlement with respect to any death benefit proceeds payable at the death of the Insured.

I represent and certify that no insolvency or bankruptcy proceedings are now pending against me.

Dated at ______________________________________ this __________________________ day of ___________________

         _______________________________________        __________________________________________________
                      POLICYOWNER                              Additional Signature if Required
====================================================================================================================================
This change of beneficiary and/or method of settlement has been approved by the Company at its Home Office, and presentation of the
Policy for endorsement has been waived.

                                                                        AMERICAN GENERAL LIFE INSURANCE COMPANY

DATE OF APPROVAL:____________________________________________           BY:________________________________________________________

                                                              Page 17


                                             INSTRUCTIONS FOR DESIGNATING BENEFICIARY
1.  All signatures must be in INK and should appear exactly as the name is given in the policy. A separate election for change of beneficiary must be completed for each policy. If the policy insures more than one life (e.g. - Family Plan, Joint Life, etc.)
    specify the Insured for whom a change is desired.

2.  The full name of the new Beneficiary, relationship to the Insured and current mailing address should be given for all
    Beneficiaries. If Beneficiary is to receive payment under life income option, give date of birth.

3.  If a Beneficiary is a married woman, her full given name should be used. For example, Mary E. Jones, not Mrs. J.F. Jones.If a
    Trustee is designated, notification as to the type of trust created should be furnished to the Company.

4.  If two Beneficiaries are to share jointly, the last name entered should be followed by the words "equally, or to the survivor;"
    if three or more Beneficiaries are to share jointly, the last name entered should be followed by the words "equally, or to the survivors or survivor." If the interest of one Beneficiary is to be contingent to the interest of another, after the name of the first Beneficiary the following words should be placed: "if living; otherwise to."

For your assistance, examples of the wording to be used in some of the more common designations are set out below. In difficult cases where there is doubt as to the proper wording, the Company will prepare a special form for your signature on request.

1.  One Beneficiary                                         Jane Doe, wife of the Insured.

2.  Two Primary Beneficiaries                               Jane Doe, wife of the Insured, and John Doe, son, equally, or to the survivor.

3.  One Primary and Two Contingent Beneficiaries            Jane Doe, wife of the Insured, if living; otherwise to John
                                                            Doe and Mary Doe, children of the Insured, equally, or to the survivor.

4.  One Primary and One Contingent Beneficiary              Jane Doe, wife of the Insured, if living; otherwise to John Doe, son.

5.  Two Primary and One Contingent Beneficiaries            John Doe and Mary Doe, parents of the Insured, equally,
                                                            or to the survivor; otherwise, to Jane Doe, sister of the Insured.
6.  Wife, Primary; Named and Unnamed Children,              Jane Doe, wife of the Insured, if living; otherwise to Henry Doe,
    Contingent Beneficiaries                                Barbara Doe, and Paul Doe, children of the Insured, and any other then living children born of the marriage of the Insured and said wife, equally, or to the survivors.

7.  Wife,  Primary; Children and Step-Children              Mary Doe, wife of the Insured, if living; otherwise, Henry Doe, son
    Contingents                                             of the Insured, Mary Doe, step-daughter of the Insured, and any then living children born of the marriage of the Insured and said wife, equally, or to the survivor.

8.  Wife, Primary; Unnamed Children with                    Jane Doe, wife of the Insured, if living; otherwise any then living
    Second Contingents                                      children born of the marriage of the Insured and said wife, equally, or to the survivor; otherwise to Harry Doe and Mabel Doe, parents of the Insured, equally, or to the survivor.

9.  Business Designations                                   A. The Beacon Oil Company,  Incorporated,  a Texas Corporation Houston,
                                                               Texas, employer (or creditor), or its successors or assigns.

                                                            B. John Doe, Business Partner.

                                                            C. Harry Doe, Employer (or employee).

10. Trustee - Written Trust                                 The American General Bank, Houston, Texas, as Trustee, or its
                                                            successors in Trust, under Trust Instrument dated May 31, 1995.

    Trustee - Testamentary Trust                            Trustee as provided in the Last Will and Testament of the Insured, or successors thereunder.

11. Estate                                                  The Executors, Administrators, or Assigns of the Insured.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                 A Subsidiary of American General Corporation

                                Houston, Texas

                                                           SELECT RESERVE
                                                          Variable Annuity

To Obtain a Statement of Additional Information, please complete the form below and mail to:

     American General Life Insurance Company
     Attn: Annuity Correspondence Unit
     P.O. Box 1401
     Houston, TX 77251-1401

Please send a Statement of Additional Information for the SELECT RESERVE Variable Annuity to me at the following address:


--------------------------------
Name


--------------------------------
Address


--------------------------------
City/State              Zip Code

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D

                              SELECT RESERVE(SM)

                         FLEXIBLE PAYMENT VARIABLE AND
                  FIXED INDIVIDUAL DEFERRED ANNUITY CONTRACTS

                                  OFFERED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                       ANNUITY ADMINISTRATION DEPARTMENT

                   P.O. BOX 1401, HOUSTON, TEXAS 77251-1401
                         1-800-813-5065;  713-831-3505

                      STATEMENT OF ADDITIONAL INFORMATION

                              Dated April 3, 2000

This Statement of Additional Information ("Statement") is not a prospectus. You should read it with the Prospectus for American General Life Insurance Company Separate Account D (the "Separate Account"), dated April 3, 2000, concerning flexible payment variable and fixed individual deferred annuity Select Reserve(SM) contracts (the "Contracts"). The Separate Account invests in certain Series of the:

             . American General Series Portfolio Company,

             . Hotchkis and Wiley Variable Trust,

             . LEVCO Series Trust,

             . Navellier Variable Insurance Series Fund, Inc.,

             . OFFIT Variable Insurance Fund, Inc.
               (formerly known as OFFITBANK Variable Insurance Fund, Inc.),

             . Royce Capital Fund, and

             . Wright Managed Blue Chip Series Trust.

You can obtain a copy of the Prospectus for the Contracts and any Prospectus supplements by contacting American General Life Insurance Company ("AGL") at the address or telephone numbers given above. You have the option of receiving benefits on a fixed basis through AGL's Fixed Account or on a variable basis through AGL's Separate Account. Terms have the same meaning in this Statement that they do in the Prospectus under the heading "Definitions."

                                   TABLE OF CONTENTS

General Information                                                2

Regulation and Reserves                                            2

Independent Auditors                                               4

Services                                                           4

Principal Underwriter                                              4

Annuity Payments                                                   4
    Gender of Annuitant                                            4
    Misstatement of Age or Gender and Other Errors                 5

Change of Investment Adviser or Investment Policy                  5

Performance Data for the Divisions                                 5
    Average Annual Total Return Calculations                       5
    Cumulative Total Return Calculations                           6
    Hypothetical Performance                                       7
    Money Market Division Yield and Effective Yield Calculations   9
    Performance Comparisons                                        9

Effect of Tax-deferred Accumulation                               10

Financial Statements                                              11

Index to Financial Statements                                     12

                              GENERAL INFORMATION

AGL (formerly American General Life Insurance Company of Delaware) is a successor in interest to a company previously organized as a Delaware corporation in 1917. AGL redomesticated as a Texas insurer effective December 31, 1991 and changed its name to American General Life Insurance Company. AGL is a wholly-owned subsidiary of AGC Life Insurance Company, a Missouri corporation ("AG Missouri"). It is engaged primarily in the life insurance business and annuity business. AG Missouri, in turn, is a wholly-owned subsidiary of American General Corporation, a Texas holding corporation engaged primarily in the insurance business.

                            REGULATION AND RESERVES

AGL is subject to regulation and supervision by the insurance departments of the states where it is licensed to do business. This regulation covers a variety of areas, including:

    .  benefit reserve requirements,

    .  adequacy of insurance company capital and surplus,

    .  various operational standards, and

    .  accounting and financial reporting procedures.

AGL's operations and accounts are subject to periodic examination by insurance regulatory authorities.

Under most insurance guaranty fund laws, a state can assess insurers doing business in the state for covered insurance contract losses incurred by insolvent companies. State laws set limits for these assessments. However, AGL cannot reasonably estimate the amount of any future assessments of AGL under these laws. Most states have the authority to excuse or defer an assessment, if it would threaten an insurer's own financial strength. The Account Value held in the Separate Account may not be covered by insurance guaranty fund laws. The Account Value held in the Fixed Account is covered by the insurance guaranty fund laws.

The federal government generally has not directly regulated the business of insurance. However, federal initiatives often have an impact on the business in a variety of ways. Federal measures that may adversely affect the insurance business include:

    . employee benefit regulation,

    . tax law changes affecting the taxation of insurance companies or of insurance products,

    . changes in the relative desirability of various personal investment vehicles, and

    . removal of impediments on the entry of banking institutions into the business of insurance.

Also, both the executive and legislative branches of the federal government are considering various insurance regulatory matters. This could ultimately result in direct federal regulation of some aspects of the insurance business. AGL cannot predict whether this will occur or, if it does, what the effect on AGL would be.

State insurance law requires AGL to carry reserves on its books, as liabilities, to meet its obligations under outstanding insurance contracts. AGL bases these reserves on assumptions about future claims experience and investment returns, among other things.

Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Contracts, if AGL were to incur claims or expenses at rates significantly higher than expected. This might happen, for example, due to a spread of acquired immune deficiency syndrome or other infectious diseases or catastrophes, or significant unexpected losses on its investments.

                             INDEPENDENT AUDITORS

The 1999 consolidated financial statements of AGL and the financial statements of the Select Reserve Divisions of Separate Account D included in this Statement were audited by Ernst & Young LLP, independent auditors, as set forth in their report. We include these financial statements in this Statement in reliance upon the report of Ernst & Young LLP that appears later on in this Statement. Ernst & Young LLP gives its report upon their authority as experts in accounting and auditing. Ernst & Young LLP is located at One Houston Center, 1221 McKinney, Suite 2400, Houston, TX 77010-2007.


                                   SERVICES

AGL and American General Life Companies ("AGLC") are parties to a services agreement. Most of the affiliated companies within the American General Corporation holding company system, including certain life insurance companies, are also parties to the agreement. AGLC is a corporation incorporated in Delaware on November 24, 1997, with its home office located at 2727-A Allen Parkway, Houston, Texas 77019. AGLC provides shared services to AGL and certain other life insurance companies at cost. These services include data processing, systems, customer services, product development, actuarial, auditing, accounting, and legal. AGL did not pay any fees to AGLC in 1997, because AGLC performed no services under the agreement. AGL paid AGLC $70,431,229 in 1998 and $63,794,324 in 1999.

                             PRINCIPAL UNDERWRITER

American General Securities Incorporated ("AGSI") is the principal underwriter for the Contracts. AGSI also serves as principal underwriter to AGL's Separate Account A and Separate Account VL-R, to Separate Account E of American General Life Insurance Company of New York, and to Separate Account USL VA-R and Separate Account USL VL-R of The United States Life Insurance Company in the City of New York. All of these other separate accounts are unit investment trusts registered under the Investment Company Act of 1940. AGSI, a Texas corporation, is a wholly-owned subsidiary of AGL and a member of the National Association of Securities Dealers, Inc.

As principal underwriter for the Separate Account, AGSI has not received any compensation from AGL for any of the last three years.

AGL offers the securities under the Contracts on a continuous basis.

                               ANNUITY PAYMENTS

GENDER OF ANNUITANT

When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female, under an otherwise identical Contract. This is because, statistically, females tend to have longer life expectancies than males.

However, Montana, and certain other jurisdictions, do not permit differences in annuity payment rates between males and females.

In addition, employers should be aware that, under most employer-sponsored plans, the law prohibits contracts that make distinctions based on gender. Under these plans, AGL will make available Contracts with no such differences.

MISSTATEMENT OF AGE OR GENDER AND OTHER ERRORS

If the age or gender of an Annuitant has been misstated to us, any amount payable will be the amount that the purchase payments paid would have purchased at the correct age and gender. If we made any overpayments because of incorrect information about age or gender or any error or miscalculation, we will deduct the overpayment from the next payment or payments due. We will add any underpayments to the next payment. We will credit or charge the amount of any adjustment with interest at the assumed interest rate used in the Contract's annuity tables.

               CHANGE OF INVESTMENT ADVISER OR INVESTMENT POLICY

Unless otherwise permitted by law or regulation, no Series may change the investment adviser to any Series or any investment policy without the consent of the shareholders. If required, we will file approval of or change of any investment objective with the insurance department of each state where a Contract has been delivered. We will notify you (or, after annuity payments start, the payee) of any material investment policy change that we have approved. We will also notify you of any investment policy change before its implementation by the Separate Account, if the change requires your comment or vote.

                      PERFORMANCE DATA FOR THE DIVISIONS

We may quote investment results for the available Divisions of Separate Account D from time to time. These results will not be an estimate or guarantee of future investment performance. Nor will they represent the actual experience of amounts invested by a particular Owner. We will carry performance figures to the nearest one-hundredth of one percent. We may include in the figures the effect of voluntary fee waivers and expense reimbursements to the Funds from their investment adviser and administrator.

AVERAGE ANNUAL TOTAL RETURN CALCULATIONS

Each Division may advertise its average annual total return. We calculate each Division's average annual total return quotation under the following standard method that the Securities and Exchange Commission ("SEC") prescribes:

        . We take a hypothetical $1,000 investment in the Division's
          Accumulation Units on the first day of the period at the maximum offering price. This figure is the Accumulation Unit Value per unit ("initial investment").

        . We calculate the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value reflects the effect of (1) any applicable Surrender Charge at the end of the period and (2) all other recurring charges and fees applicable under the Contract to all Owner accounts. Other charges and fees include the Mortality and Expense Risk Charge, the Administrative Expense Charge, and the Annual Contract Fee. We do not reflect any premium taxes in the calculation.

        . We divide the redeemable value by the initial investment.

        . We take this quotient to the Nth root (N representing the number of years in the period), subtract 1 from the result, and express the result as a percentage.

Average annual total return quotations for the Divisions for the period ended December 31, 1999 are shown in the table below.


                                                                  SINCE DIVISION
INVESTMENT DIVISION                          1-YEAR/1/             INCEPTION/2/
-----------------------------               -----------        ---------------------
Hotchkis and Wiley Equity Income VIP          (3.11)%                 (5.89)%
Hotchkis and Wiley Low Duration VIP            2.29%                   3.15%
LEVCO Equity Value                            15.26%                  10.72%
Navellier Growth                              91.89%                  55.48%
OFFIT VIF-Emerging Markets /3/                24.52%                   8.34%
OFFIT VIF-High Yield /3/                      (1.18)%                 (0.61)%
OFFIT VIF-Total Return /3/                    (2.66)%                 (0.88)%
OFFIT VIF-U. S. Government Securities/3, 4/     N/A                   (1.19)%
Royce Premier                                  7.79%                   2.09%
Wright International Blue Chip                31.59%                  18.25%
Wright Selected Blue Chip                     13.51%                   3.99%
Money Market                                   4.33%                   4.20%

--------------------------

/1/ One year return quotations show only for those Divisions which commenced operations before January 1, 1999.

/2/ The dates when the Divisions commenced operations are as follows: the Hotchkis and Wiley Equity Income VIP, LEVCO Equity Value, Navellier Growth, and Royce Premier, May 14, 1998; the Wright International Blue Chip and Wright Selected Blue Chip Divisions, June 22, 1998; the Hotchkis and Wiley Low Duration VIP and OFFIT VIF-Total Return Divisions, June 29, 1998; the Money Market Division, July 30, 1998; the OFFIT VIF-Emerging Markets and OFFIT VIF-High Yield Divisions, August 18, 1998; the OFFIT VIF-U.S. Government Securities Division, March 31, 1999.

/3/ Effective October 20, 1999, the OFFITBANK VIF-Emerging Markets Fund, the OFFITBANK VIF-High Yield Fund, the OFFITBANK VIF-Total Return Fund, and the OFFITBANK VIF-U.S. Government Securities Fund, respectively, changed their names to the OFFIT VIF-Emerging Markets Fund, the OFFIT VIF-High Yield Fund, the OFFIT VIF-Total Return Fund, and the OFFIT VIF-U.S. Government Securities Fund.

/4/ The OFFIT VIF-U.S. Government Securities Division originally commenced operations on August 21, 1998. The Division had no assets allocated to it and no activity during the period of September 24, 1998 through March 31, 1999. We use March 31, 1999 as the commencement of operations date for the Division.

CUMULATIVE TOTAL RETURN CALCULATIONS

Each Division may also advertise cumulative total return performance. Cumulative total return performance is the compound rate of return on a hypothetical initial investment of $1,000 in each Division's Accumulation Units on the first day of the period at the maximum offering price. This figure is the Accumulation Unit value per unit ("initial investment"). Cumulative total return figures

(and the related "Growth of a $1,000 Investment" figures set forth below) do not include the effect of any premium taxes. Cumulative total return figures reflect changes in Accumulation Unit value. We calculate these quotations by finding the cumulative rates of return of the hypothetical initial investment over various periods, according to the following formula, and then expressing those rates as a percentage:

                                C = (ERV/P) - 1
Where:
  C =     cumulative total return
  P =     a hypothetical initial investment of $1,000
ERV = ending redeemable value at the end of the applicable period of a hypothetical $1,000 investment made at the beginning of the applicable period.

HYPOTHETICAL PERFORMANCE

Each Division may advertise hypothetical performance, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Series in which the Division invests pre-dates the effective date of the Division. The tables below provide hypothetical performance information for the available Divisions of the Separate Account based on the actual historical performance of the corresponding Series in which each of these Divisions invests. This information reflects all actual charges and deductions of these Series and the Separate Account that hypothetically would have been made if the Separate Account invested assets under the Contracts in these Series for the periods indicated.


                       Hypothetical Historical Average Annual Total Returns
                                   (Through December 31, 1999)

                                                                                             Since
                                                                                             Series
Investment Division                       One Year/1/    Five Years/1/    Ten Years/1/    Inception/1, 2/
---------------------------------------   -----------    -------------    ------------    ---------------
Hotchkis and Wiley Equity Income VIP        (3.11)%            N/A              N/A           (5.55)%
Hotchkis and Wiley Low Duration VIP           2.02%            N/A              N/A             3.28%
LEVCO Equity Value                           15.26%            N/A              N/A            10.72%
Navellier Growth                             91.89%            N/A              N/A            51.21%
OFFIT VIF-Emerging Markets                   24.52%            N/A              N/A             4.80%
OFFIT VIF-High Yield                        (1.18)%            N/A              N/A             6.30%
OFFIT VIF-Total Return                      (2.66)%            N/A              N/A           (0.88)%
OFFIT VIF-U.S. Gov. Securities                N/A              N/A              N/A           (1.19)%
Royce Premier                                 7.79%            N/A              N/A            11.03%
Wright International Blue Chip               31.70%           13.69%            N/A             9.56%
Wright Selected Blue Chip                    13.60%           17.25%            N/A            12.88%
Money Market                                  4.33%            4.49%           4.21%            N/A

(See footnotes on next page)

                Hypothetical Historical Cumulative Total Returns
                           (Through December 31,1999)


                                                                                                 Since
                                                                                                 Series
Investment Division                          One Year/1/    Five Years/1/    Ten Years/1/    Inception/1, 2/
---------------------------------------      -----------    -------------    ------------    ---------------
Hotchkis and Wiley Equity Income VIP           (3.11)%             N/A             N/A             (9.71)%
Hotchkis and Wiley Low Duration VIP              2.02%             N/A             N/A               5.95%
LEVCO Equity Value                              15.26%             N/A             N/A              18.09%
Navellier Growth                                91.89%             N/A             N/A             114.11%
OFFIT VIF-Emerging Markets                      24.52%             N/A             N/A              16.95%
OFFIT VIF-High Yield                           (1.18)%             N/A             N/A              25.71%
OFFIT VIF-Total Return                         (2.66)%             N/A             N/A             (1.33)%
OFFIT VIF-U.S. Gov. Securities                    N/A              N/A             N/A             (0.90)%
Royce Premier                                    7.79%             N/A             N/A              37.02%
Wright International Blue Chip                  31.70%           90.03%            N/A              72.78%
Wright Selected Blue Chip                       13.60%          121.74%            N/A             106.63%
Money Market                                     4.33%           24.57%          51.02%               N/A


     Hypothetical Historical Growth of a $1,000 Investment in the Divisions
                          (Through December 31, 1999)

                                                                                              Since
                                                                                              Series
Investment Division                          One Year/1/   Five Years/1/   Ten Years/1/   Inception/1, 2/
---------------------------------------      -----------   -------------   ------------   ---------------

Hotchkis and Wiley Equity Income VIP           $  969             N/A            N/A            $  903
Hotchkis and Wiley Low Duration VIP            $1,020             N/A            N/A            $1,060
LEVCO Equity Value                             $1,153             N/A            N/A            $1,181
Navellier Growth                               $1,919             N/A            N/A            $2,141
OFFIT VIF-Emerging Markets                     $1,245             N/A            N/A            $1,169
OFFIT VIF-High Yield                           $  988             N/A            N/A            $1,257
OFFIT VIF-Total Return                         $  973             N/A            N/A            $  987
OFFIT VIF-U.S. Gov. Securities                    N/A             N/A            N/A            $  991
Royce Premier                                  $1,078             N/A            N/A            $1,370
Wright International Blue Chip                 $1,317          $1,900            N/A            $1,728
Wright Selected Blue Chip                      $1,136          $2,217            N/A            $2,066
Money Market                                   $1,043          $1,246         $1,510               N/A

--------------------------

/1/ "N/A" reflects SEC rules that require us to show information for no more than ten years.

/2/ The inception dates for each Series funding the Divisions listed above are:
Money Market, January 16, 1986; Wright International Blue Chip and Wright Selected Blue Chip, January 5, 1994; OFFIT VIF-High Yield, April 4, 1996; OFFIT VIF-Emerging Markets, August 28, 1996; Royce Premier, December 27, 1996; LEVCO Equity Value, August 4, 1997; Hotchkis and Wiley Equity Income VIP, and Navellier Growth May 14, 1998; Hotchkis and Wiley Low Duration VIP and OFFIT VIF-Total Return, June 29, 1998; OFFIT VIF-U.S. Government Securities, March 31, 1999.

MONEY MARKET DIVISION YIELD AND EFFECTIVE YIELD CALCULATIONS

We calculate the Money Market Division's yield for which we use a standard method that the SEC prescribes. Under that method, we base the current yield quotation on a seven-day period and calculate that yield as follows:

    . We take the net change in the Accumulation Unit value during the period.

    . We divide that net change by the Accumulation Unit value at the beginning of the period to obtain the base period return.

    . We multiply the base period return by the fraction 365/7 to obtain the current yield figure.

    . We carry the current yield figure to the nearest one-hundredth of one percent.

We do not include realized capital gains or losses and unrealized appreciation or depreciation of the Division's Portfolio in the calculation. The Money Market Division's hypothetical historical yield for the seven-day period ended December 31, 1999 was 4.31%.

We determine the Money Market Division's effective yield by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1)/365/7/ -1. The Money Market Division's hypothetical historical effective yield for the seven day period ended December 31, 1999 was 4.41%.

Yield and effective yield do not reflect the deduction of premium taxes that may be imposed upon the redemption of Accumulation Units.

PERFORMANCE COMPARISONS

In our advertising and sales literature, we may compare the performance of each or all of the available Divisions of the Separate Account to the performance of
(1) other variable annuities in general or (2) particular types of variable annuities that invest in mutual funds, or series of mutual funds, with investment objectives similar to each of the Divisions of the Separate Account.

Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS(R)") are independent services that monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS(R) rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS(R) rank such issuers on the basis of total return. Total return assumes the reinvestment of dividends and distributions, but does not take into consideration sales charges, redemption fees or certain expense deductions at the separate account level. In addition, VARDS(R) prepares risk-adjusted rankings, which consider the effects of market risk on total return performance.

In addition, we may compare each Division's performance in advertisements and sales literature to the following benchmarks:

    . the Standard & Poor's 500 Composite Stock Price Index, an unmanaged weighted index of 500 leading domestic companies that represents approximately 80% of the market capitalization of the United States equity market;

    . the Dow Jones Industrial Average, an unmanaged unweighted average of 30 blue chip industrial corporations listed on the New York Stock Exchange and generally considered representative of the United States stock market;

    . the Consumer Price Index, published by the U.S. Bureau of Labor
      Statistics, a statistical measure of change, over time, in the prices of goods and services in major spending groups and generally is considered to be a measure of inflation;

    . the Lehman Brothers Government and Domestic Strategic Income Index, the
      Salomon Brothers High Grade Domestic Strategic Income Index, and the Merrill Lynch Government/Corporate Master Index, unmanaged indices that are generally considered to represent the performance of intermediate and long term bonds during various market cycles; and

    . the Morgan Stanley Capital International Europe Australasia Far East
      Index, an unmanaged index that is considered to be generally representative of major non-United States stock markets.

                      EFFECT OF TAX-DEFERRED ACCUMULATION

The Contracts qualify for tax-deferred treatment on earnings. This tax-deferred treatment increases the amount available for accumulation by deferring taxes on any earnings until the earnings are withdrawn. The longer the taxes are deferred, the more the potential you have for the assets under your Contract to grow over the term of the Contracts.

The hypothetical tables set out below illustrate this potential. The tables compare accumulations based on a single initial purchase payment of $100,000 compounded annually under:

    . a Contract, under which earnings are not taxed until withdrawn in connection with a full surrender, partial withdrawal, or annuitization, or termination due to insufficient Account Value ("withdrawal of earnings") and

    . an investment under which earnings are taxed on a current basis ("Taxable
      Investment"), based on an assumed tax rate of 28%, and the assumed earning rates specified.

                                5 Years                10 Years                      20 Years
                                -------                 -------                      --------
                                                (7.50% earnings rate)
Contract                       $143,563                 $206,103                      $424,785
Contract (after Taxes)         $131,365                 $176,394                      $333,845
Taxable Investment             $130,078                 $169,202                      $286,294

                                                (10.00% earnings rate)
Contract                       $161,051                 $259,374                      $672,750
Contract (after Taxes)         $143,957                 $214,749                      $512,380
Taxable Investment             $141,571                 $200,423                      $401,694

The hypothetical tables do not reflect any fees or charges under a Contract or Taxable Investment. However, the Contracts impose:

    . a Mortality and Expense Risk Charge of 0.36%, and

    . an Administrative Expense Charge of 0.04%.

A Taxable Investment could incur comparable fees or charges. Fees and charges would reduce the return from a Contract or Taxable Investment.

Under the Contracts, a withdrawal of earnings is subject to tax, and may be subject to an additional 10% tax penalty before age 59 1/2.

These tables are only illustrations of the effect of tax-deferred accumulations and are not a guarantee of future performance.

                             FINANCIAL STATEMENTS

Separate Account D has 68 Divisions as of the date of this Statement. Twelve Divisions (the "Select Reserve Divisions") are available under the Contracts that are the subject of this Statement. The December 31, 1999 financial statements for the Select Reserve Divisions which are included in this statement relate only to these 12 Divisions. The remaining 56 Divisions had operations as of December 31, 1999 and are offered under other AGL contracts.

You should consider the financial statements of AGL that we include in this Statement primarily as bearing on the ability of AGL to meet its obligations under the Contracts.

                                    INDEX TO
                              FINANCIAL STATEMENTS

                                                                        Page No.
                                                                        --------

I.  Separate Account D Financial Statements

      Report of Ernst & Young LLP, Independent Auditors.................... D-1

      Statement of Net Assets for the year ended December 31, 1999......... D-2

      Statement of Operations for the year ended December 31, 1999......... D-2

      Statement of Changes in Net Assets for the years ended
          December 31, 1999 and 1998....................................... D-3

      Notes to  Financial Statements....................................... D-4

II. AGL Consolidated Financial Statements

      Report of Ernst & Young LLP, Independent Auditors.................... F-1

      Consolidated Balance Sheets as of December 31, 1999 and 1998......... F-2

      Consolidated Income Statements for the years ended
          December 31, 1999, 1998 and 1997................................. F-4

      Consolidated Statements of Comprehensive Income for the years ended
          December 31, 1999, 1998 and 1997................................. F-5

      Consolidated Statements of Shareholder's Equity for the years ended
          December 31, 1999, 1998 and 1997................................. F-6

        Consolidated Statements of Cash Flows for the years ended
          December 31, 1999, 1998 and 1997................................. F-7

        Notes to Consolidated Financial Statements......................... F-8

                    [LETTER HEAD OF ERNST & YOUNG APPEARS HERE]

                        Report of Independent Auditors

Board of Directors
American General Life Insurance Company
 and
Contract Owners
American General Life Insurance Company
 Select Reserve Divisions
 of Separate Account D

We have audited the accompanying statement of net assets of the Select Reserve Divisions of American General Life Insurance Company (the "Company") Separate Account D as of December 31, 1999, the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Select Reserve Divisions of American General Life Insurance Company Separate Account D at December 31, 1999, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.



                                       /s/ Ernst & Young LLP
                                       ---------------------
                                           Ernst & Young LLP



Houston, Texas
February 7, 2000

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                            SELECT RESERVE DIVISIONS

                               SEPARATE ACCOUNT D


                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1999

ASSETS:
  Investment securities - at market (cost $58,358,261)...   $56,868,688
  Due from American General Life Insurance Company.......           907
                                                            -----------
     NET ASSETS..........................................   $56,869,595
                                                            ===========
CONTRACT OWNER RESERVES:
  Reserves for redeemable annuity contracts..............   $56,869,595
                                                            -----------
     TOTAL CONTRACT OWNER RESERVES.......................   $56,869,595
                                                            ===========

                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME:
  Dividends from mutual funds...........................   $ 3,306,848

EXPENSES:
  Expense and mortality fees............................      (162,230)
                                                           -----------
     NET INVESTMENT INCOME..............................     3,144,618
                                                           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments......................      (251,499)
  Capital gain distributions from mutual funds..........       563,052
  Net unrealized loss on investments....................    (1,196,157)
                                                           -----------
     NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS....      (884,604)
                                                           -----------
     INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...   $ 2,260,014
                                                           ===========


SEE ACCOMPANYING NOTES.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                            SELECT RESERVE DIVISIONS

                               SEPARATE ACCOUNT D


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                        YEAR ENDED     PERIOD ENDED
                                                                       DECEMBER 31,    DECEMBER 31,
                                                                           1999            1998
OPERATIONS:
  Net investment income.............................................    $ 3,144,618     $    12,940
  Net realized loss on investments..................................       (251,499)        (59,405)
  Capital gain distributions from mutual funds......................        563,052           5,259
  Net unrealized loss on investments................................     (1,196,157)       (293,417)
                                                                        -----------     -----------
     Increase in net assets resulting from operations...............      2,260,014        (334,623)
                                                                        -----------     -----------
PRINCIPAL TRANSACTIONS:
  Contract purchase payments........................................     17,545,361      39,189,991
  Payments to contract owners:
     Terminations and withdrawals...................................     (1,704,272)        (86,876)
                                                                        -----------     -----------
     Increase in net assets resulting from principal transactions...     15,841,089      39,103,115
                                                                        -----------     -----------
  TOTAL INCREASE IN NET ASSETS......................................     18,101,103      38,768,492

NET ASSETS:
  Beginning of period...............................................     38,768,492               0
                                                                        -----------     -----------
  End of period.....................................................    $56,869,595     $38,768,492
                                                                        ===========     ===========



SEE ACCOMPANYING NOTES.

                         NOTES TO FINANCIAL STATEMENTS
                            SELECT RESERVE DIVISIONS
                               SEPARATE ACCOUNT D

NOTE A - ORGANIZATION

  Separate Account D (the "Separate Account") was established by resolution of the Board of Directors of American General Life Insurance Company (the "Company") on November 19, 1973. The Select Reserve Divisions (the "Divisions") received their first deposits in May 1998.

  The Separate Account is registered under the Investment Company Act of 1940 as a unit investment trust and consisted of sixty-nine investment divisions at the beginning of the period. On November 18, 1999, the Royce Total Return Portfolio was no longer offered as an investment division. Previously allocated purchase payments were transferred to other investment divisions, according to contract owners' instructions, and the Royce Total Return Portfolio was liquidated and dissolved on December 30, 1999. As of December 31, 1999, therefore, the Separate account consists of sixty-eight investment divisions.

  These Divisions, funded by series of independently managed mutual fund portfolios ("Funds") which are available to Select Reserve contract owners, are as follows:

AMERICAN GENERAL SERIES PORTFOLIO          OFFIT VARIABLE INSURANCE FUND, INC.:
  COMPANY ("AGSPC") (A RELATED PARTY):         OFFIT VIF-Emerging Markets Fund
  Money Market Fund                            OFFIT VIF-High Yield Fund
                                               OFFIT VIF-Total Return Fund
HOTCHKIS AND WILEY VARIABLE TRUST              OFFIT VIF-U.S. Government
  Equity Income VIP Portfolio                    Securities Fund
  Low Duration VIP Portfolio
                                          ROYCE CAPITAL FUND:
LEVCO SERIES TRUST                           Royce Premier Portfolio
  LEVCO Equity Value Fund
                                          WRIGHT MANAGED BLUE CHIP SERIES TRUST:
NAVELLIER VARIABLE INSURANCE SERIES             Wright International Blue Chip
  FUND, INC.:                                      Portfolio
  Navellier Growth Portfolio                    Wright Selected Blue Chip
                                                   Portfolio


NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION

  The accompanying financial statements of the Divisions of the Separate Account have been prepared on the basis of generally accepted accounting principles ("GAAP"). The accounting principles followed by the Divisions and the methods of applying those principles are presented below or in the footnotes which follow.

  SECURITY VALUATION - The investments in shares of the Funds listed above, are valued at the closing net asset value (market) per share as determined by the Fund on the day of measurement.

  SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the order to buy or sell is executed (trade date). Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost.

  ADMINISTRATIVE EXPENSES AND MORTALITY AND EXPENSE RISK CHARGES - Deductions for administrative expenses and mortality and expense risks assumed by the Company are calculated daily, at an annual rate, on the daily net asset value of the Divisions and are paid to the Company. The annual rate for the administrative expense charge is 0.04% and the annual rate for the mortality and expense risk charge is 0.36%.

  The Funds pay their respective investment advisers a monthly fee based on each fund's average net asset value.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION -
         CONTINUED

  ANNUITY RESERVES - Annuity reserves are computed for currently payable contracts according to the 1983a Individual Annuity Mortality Table projected under Scale G factors. The assumed interest rate is 3.5%. Charges to annuity reserves for mortality and expense risk experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Separate Account.

NOTE C - FEDERAL INCOME TAXES

  The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

NOTE D - INVESTMENTS

   Fund shares are purchased at net asset value with net contract payments (contract purchase payments less terminations, withdrawals and amounts payable to the Company) and reinvestment of distributions made by the Funds. The following is a summary of Fund shares owned as of December 31, 1999.

                                                                      Net      Value of                     Unrealized
                                                                     Asset     Shares at      Cost of     Appreciation/
                       Fund                             Shares       Value      Market      Shares Held   (Depreciation)

American General Series Portfolio Company:
  Money Market Fund...............................     693,058.960   $ 1.00   $   693,059   $   693,059     $         0

Hotchkis and Wiley Variable Trust:
  Equity Income VIP Portfolio.....................       6,630.298     8.83        58,546        65,551          (7,005)
  Low Duration VIP Portfolio......................      56,488.787     9.71       548,506       564,236         (15,730)
                                                                              -----------   -----------     -----------
                                                                                  607,052       629,787         (22,735)
LEVCO Series Trust:
  LEVCO Equity Value Fund.........................      17,461.213    11.65       203,423       205,369          (1,946)

Navellier Variable Insurance Series Fund, Inc.:
  Navellier Growth Portfolio......................     120,344.152    21.48     2,584,992     1,830,763         754,229

OFFIT Variable Insurance Fund, Inc.:
  OFFIT VIF-Emerging Markets Fund.................     775,370.536     8.46     6,559,635     5,978,512         581,123
  OFFIT VIF-High Yield Fund.......................   3,381,903.571     9.50    32,128,084    35,015,734      (2,887,650)
  OFFIT VIF-Total Return Fund.....................           0.000     9.58             0             0               0
  OFFIT VIF-U.S. Gov't. Sec. Fund.................   1,088,507.233     9.94    10,819,762    10,876,959         (57,197)
                                                                              -----------   -----------     -----------
                                                                               49,507,481    51,871,205      (2,363,724)
Royce Capital Fund:
  Royce Premier Portfolio.........................      14,942.927     5.23        78,151        78,286            (135)

Wright Managed Blue Chip Series Trust :
  Wright International Blue Chip Portfolio........      66,471.870    13.82       918,641       782,346         136,295
  Wright Selected Blue Chip Portfolio.............     155,776.102    14.61     2,275,889     2,267,446           8,443
                                                                              -----------   -----------     -----------
                                                                                3,194,530     3,049,792         144,738
                                                                              -----------   -----------     -----------
Total                                                                         $56,868,688   $58,358,261     $(1,489,573)
                                                                              ===========   ===========     ===========

   The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 1999 were $24,590,052 and $5,035,425, respectively. The cost of total investments owned at December 31, 1999 was the same for both financial reporting and federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation as of December 31, 1999 were $1,480,090 and $2,969,663, respectively.

SEPARATE ACCOUNT D - SELECT RESERVE DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE E - SUMMARY OF CHANGES IN UNITS

SUMMARY OF CHANGES IN UNITS FOR THE YEAR ENDED DECEMBER 31, 1999

CONTRACTS IN ACCUMULATION PERIOD:

                                            AGSPC        Hotchkis and Wiley    Hotchkis and Wiley         LEVCO          Navellier
                                            Money           Equity Income         Low Duration         Equity Value        Growth
                                         Market Fund        VIP Portfolio         VIP Portfolio            Fund          Portfolio
Outstanding at beginning of period...      10,286.729            10,458.649           134,280.851         12,926.642     17,224.179
Purchase payments....................           0.000                 0.000             6,930.285              0.000    216,019.474
Terminations and withdrawals.........     (10,695.518)           (8,503.462)          (15,709.237)       (42,842.172)    (2,591.733)
Transfers to annuity.................           0.000                 0.000                 0.000              0.000          0.000
Transfers between funds..............     131,139.895            10,973.356           (20,803.745)        64,368.338     20,834.135
                                        -------------         -------------          ------------      -------------    -----------
Outstanding at end of period.........     130,731.106            12,928.543           104,698.154         34,452.808    251,486.055
                                        =============         =============          ============      =============    ===========

                                         OFFIT VIF-          OFFIT VIF-            OFFIT VIF-          OFFIT VIF-          Royce
                                          Emerging           High Yield           Total Return       U.S. Government      Premier
                                        Markets Fund            Fund                  Fund           Securities Fund     Portfolio

Outstanding at beginning of period...     862,692.096         5,255,659.406           197,419.407              0.000     10,977.370
Purchase payments....................     205,426.976           870,921.012             7,653.760      1,956,088.551          0.000
Terminations and withdrawals.........      (2,756.189)           (2,569.360)          (48,108.924)        (4,220.904)    (3,728.388)
Transfers to annuity.................           0.000                 0.000                 0.000              0.000          0.000
Transfers between funds..............       1,912.291                  .002          (156,964.243)       183,801.310      7,861.989
                                        -------------         -------------          ------------      -------------    -----------
Outstanding at end of period.........   1,067,275.174         6,124,011.060                 0.000      2,135,668.957     15,110.971
                                        =============         =============          ============      =============    ===========

                                            Royce              Wright                Wright
                                        Total Return     International Blue      Selected Blue
                                        Portfolio/(1)/     Chip Portfolio        Chip Portfolio

Outstanding at beginning of period...       2,000.000           259,926.894           744,426.830
Purchase payments....................           0.000             7,621.347            22,199.258
Terminations and withdrawals.........     (20,273.488)          (42,078.525)         (132,198.670)
Transfers to annuity.................           0.000                 0.000                 0.000
Transfers between funds..............      18,273.488           (83,206.119)         (205,628.627)
                                        -------------         -------------          ------------
Outstanding at end of period.........           0.000           142,263.597           428,798.791
                                        =============         =============          ============

/(1)/ The Royce Total Return Portfolio was liquidated during 1999.

SUMMARY OF CHANGES IN UNITS FOR THE PERIOD ENDED DECEMBER 31, 1998

CONTRACTS IN ACCUMULATION PERIOD:

                                            AGSPC       Hotchkis and Wiley    Hotchkis and Wiley         LEVCO        Navellier
                                            Money          Equity Income         Low Duration        Equity Value       Growth
                                         Market Fund       VIP Portfolio         VIP Portfolio           Fund         Portfolio

Outstanding at beginning of period...          0.000                 0.000                 0.000              0.000        0.000
Purchase payments....................     32,710.853             2,000.000           121,892.056          2,000.000   14,632.446
Terminations and withdrawals.........          0.000                 0.000            (2,777.066)             0.000        0.000
Transfers to annuity.................          0.000                 0.000                 0.000              0.000        0.000
Transfers between funds..............    (22,424.124)            8,458.649            15,165.861         10,926.642    2,591.733
                                         -----------         -------------           -----------         ----------   ----------
Outstanding at end of period.........     10,286.729            10,458.649           134,280.851         12,926.642   17,224.179
                                         ===========         =============           ===========         ==========   ==========

                                         OFFIT VIF-             OFFIT VIF-            OFFIT VIF-      OFFIT VIF-        Royce
                                          Emerging              High Yield           Total Return   U.S. Government    Premier
                                        Markets Fund               Fund                  Fund       Securities Fund   Portfolio

Outstanding at beginning of period...          0.000                 0.000                 0.000              0.000        0.000
Purchase payments....................    859,935.907         5,253,122.923           175,590.912              0.000    7,248.982
Terminations and withdrawals.........          0.000            (2,360.358)             (478.934)             0.000        0.000
Transfers to annuity.................          0.000                 0.000                 0.000              0.000        0.000
Transfers between funds..............      2,756.189             4,896.841            22,307.429              0.000    3,728.388
                                         -----------         -------------           -----------         ----------   ----------
Outstanding at end of period.........    862,692.096         5,255,659.406           197,419.407              0.000   10,977.370
                                         ===========         =============           ===========         ==========   ==========

                                           Royce              Wright                Wright
                                        Total Return    International Blue      Selected Blue
                                         Portfolio/(1)/   Chip Portfolio        Chip Portfolio

Outstanding at beginning of period...          0.000                 0.000                 0.000
Purchase payments....................      2,000.000           320,524.332           749,535.212
Terminations and withdrawals.........          0.000            (3,463.953)           (9,078.524)
Transfers to annuity.................          0.000                 0.000                 0.000
Transfers between funds..............          0.000           (57,133.485)            3,970.142
                                         -----------         -------------           -----------
Outstanding at end of period.........      2,000.000           259,926.894           744,426.830
                                         ===========         =============           ===========

/(1)/ The Royce Total Return Portfolio was liquidated during 1999.

SEPARATE ACCOUNT D - SELECT RESERVE DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - NET ASSETS REPRESENTED BY:

                                                                December 31, 1999

CONTRACTS IN ACCUMULATION PERIOD:                        Units       Unit Value     Amount

American General Series Portfolio Company:
  Money Market Fund...............................     130,731.106   $ 5.301406   $   693,059

Hotchkis and Wiley Variable Trust:
  Equity Income VIP Portfolio.....................      12,928.543     4.528395        58,546
  Low Duration VIP Portfolio......................     104,698.154     5.238929       548,506
                                                                                  -----------
                                                                                      607,052
LEVCO Series Trust:
  LEVCO Equity Value Fund.........................      34,452.808     5.904397       203,423

Navellier Variable Insurance Series Fund, Inc.:
  Navellier Growth Portfolio......................     251,486.055    10.278854     2,584,988

OFFIT Variable Insurance Fund, Inc.:
  OFFIT VIF-Emerging Markets Fund.................   1,067,275.174     6.146015     6,559,489
  OFFIT VIF-High Yield Fund.......................   6,124,011.060     5.246421    32,129,140
  OFFIT VIF-Total Return Fund.....................           0.000     4.933614             0
  OFFIT VIF-U.S. Government Securities Fund.......   2,135,668.957     5.066217    10,819,762
                                                                                  -----------
                                                                                   49,508,391
Royce Capital Fund:
  Royce Premier Portfolio.........................      15,110.971     5.171841        78,152

Wright Managed Blue Chip Series Trust:
  Wright International Blue Chip Portfolio........     142,263.597     6.457317       918,641
  Wright Selected Blue Chip Portfolio.............     428,798.791     5.307591     2,275,889
                                                                                  -----------
                                                                                    3,194,530
                                                                                  -----------
TOTAL CONTRACT OWNER RESERVES                                                     $56,869,595
                                                                                  ===========

                                                                December 31, 1998

CONTRACTS IN ACCUMULATION PERIOD:                        Units       Unit Value     Amount

American General Series Portfolio Company:
  Money Market Fund...............................      10,286.729    $5.081157   $    52,268

Hotchkis and Wiley Variable Trust:
  Equity Income VIP Portfolio.....................      10,458.649     4.673982        48,884
  Low Duration VIP Portfolio......................     134,280.851     5.121855       687,767
                                                                                  -----------
                                                                                      736,651
LEVCO Series Trust:
  LEVCO Equity Value Fund.........................      12,926.642     5.122522        66,217

Navellier Variable Insurance Series Fund, Inc.:
  Navellier Growth Portfolio......................      17,224.179     5.356685        92,265

OFFIT Variable Insurance Fund, Inc.:
  OFFIT VIF-Emerging Markets Fund.................     862,692.096     4.910106     4,235,910
  OFFIT VIF-High Yield Fund.......................   5,255,659.406     5.282978    27,765,533
  OFFIT VIF-Total Return Fund.....................     197,419.407     5.068333     1,000,587
  OFFIT VIF-U.S. Government Securities Fund.......           0.000     5.112243             0
                                                                                  -----------
                                                                                   33,002,030
Royce Capital Fund:
  Royce Premier Portfolio.........................      10,977.370     4.798086        52,670
  Royce Total Return Portfolio/(1)/...............       2,000.000     5.100029        10,200
                                                                                  -----------
                                                                                       62,870
Wright Managed Blue Chip Series Trust:
  Wright International Blue Chip Portfolio........     259,926.894     4.906973     1,275,454
  Wright Selected Blue Chip Portfolio.............     744,426.830     4.675727     3,480,737
                                                                                  -----------
                                                                                    4,756,191
                                                                                  -----------
TOTAL CONTRACT OWNER RESERVES                                                     $38,768,492
                                                                                  ===========

/(1)/ The Royce Total Return Portfolio was liquidated during 1999.

SEPARATE ACCOUNT D - Select Reserve Divisions
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - YEAR 2000 CONTINGENCY (UNAUDITED)

  Internal Systems. The Company's ultimate parent, American General Corporation ("AGC"), has numerous technology and non-technology systems that are managed on a decentralized basis. AGC's Year 2000 readiness efforts have been performed by its key business units with centralized oversight. Each business unit, including the Company, executed a plan to minimize the risk of a significant negative impact on its operations.

  While the specifics of the plans varied, the plans included the following activities: (1) perform an inventory of the Company's information technology and non-information technology systems; (2) assess which items in the inventory may expose the Company to business interruptions due to Year 2000 issues; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will function into the next century; and (5) return the systems to operations. As of December 31, 1999, these activities have been completed, making the Company's critical systems Year 2000 ready.

  The Company continued to test its systems throughout 1999 to maintain Year 2000 readiness. In addition, the Company implemented plans for the century transition. These plans included a freeze on system modifications from November 1999 through January 2000, the creation of rapid response teams to address problems and limiting vacations for certain business and technical personnel and establishing Y2K Command Centers. In addition, AGC established Y2K Command Centers in Houston and each of its locations across the country. Each Command Center monitored all major business processing activities during the century transition and reported progress to the Houston Command Center which coordinated the company's nationwide Year 2000 effort. The Command Centers continued to operate 24 hours a day until January 7, 2000.

  On January 1, 2000, AGC announced that its Y2K Command Centers reported that all major technology systems, programs, and applications were operating smoothly following the transition into the 21st century. As of February 7, 2000, the Company has experienced no interruptions to normal business operations,
including the processing of customer account data and transactions.   The
Company will continue to monitor our technology systems and maintain quality customer service throughout the transition period.

  Third Party Relationships. The Company has relationships with various third parties who must also be Year 2000 ready. These third parties provide (or receive) resources and services to (or from) the Company and include organizations with which the Company exchanges information. Third parties include vendors of hardware, software, and information services; providers of infrastructure services such as voice and data communications and utilities for office facilities; investors; customers; distribution channels; and joint venture partners. Third parties differ from internal systems in that the Company exercises less, or no, control over such parties' Year 2000 readiness.

  The Company developed plans to assess and mitigate the risks associated with the potential failure of third parties to achieve Year 2000 readiness. These plans included the following activities: (1) identify and classify third party dependencies; (2) research, analyze, and document Year 2000 readiness for critical third parties; and (3) test critical hardware and software products and electronic interfaces, and, where feasible, the Company has taken reasonable precautions to protect against the receipt of non-Year 2000 ready data. Where necessary, critical third party dependencies have been included in The Company's contingency plans.

  Contingency Plans. The Company's contingency planning process was designed to reduce the risk of Year 2000-related business failures related to both internal systems and third party relationships. The contingency plans included the following activities: (1) evaluate the consequences of failure of critical business processes with significant exposure to Year 2000 risk; (2) determine the probability of a Year 2000-related failure for those critical processes that have a high consequence of failure; (3) develop an action plan to complete contingency plans for critical processes that rank high in consequence and probability of failure; and (4) complete the applicable contingency plans. The contingency plans were tested and updated throughout 1999.

  Risks and Uncertainties. Based on the Year 2000 readiness of internal systems, century transition plans, plans to deal with third party relationships, contingency plans and the reports from the AGC Y2K Command Centers described above, the Company believes that it will experience at most isolated and minor disruptions of business processes due to the Year 2000 transition. Such disruptions are not expected to have a material effect on our future results of operations, liquidity, or financial condition. However, due to the magnitude and complexity of this project, risks and uncertainties exist and the Company is not able to predict a most reasonably likely worst case scenario. If Year 2000 readiness is not achieved due to the Company's failure to maintain critical systems as Year 2000 ready, failure of critical third parties to achieve Year 2000 readiness on a timely basis, failure of contingency plans to reduce Year 2000-related business failures, or other unforeseen circumstances in completing its plans, the Year 2000 issues could have a material adverse impact on the Company's operations following the turn of the century.

  Costs. Through December 31, 1999, the Company has incurred, and anticipates that the Company will continue to incur, costs relative to achieving and maintaining Year 2000 readiness. The cost of activities related to Year 2000 readiness has not had a material adverse effect on the Company's results of operations or financial condition. In addition, the Company has elected to accelerate the planned replacement of certain systems as part of the Year 2000 plans. Costs of the replacement systems are being capitalized and amortized over their useful lives, in accordance with the Company's normal accounting policies. None of the costs associated with Year 2000 readiness are passed to divisions of the Separate Account.

[LETTERHEAD OF ERNST & YOUNG]

                        Report of Independent Auditors

Board of Directors and Stockholder
American General Life Insurance Company

We have audited the accompanying consolidated balance sheets of American General Life Insurance Company (an indirectly wholly-owned subsidiary of American General Corporation) and subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of income, comprehensive income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American General Life Insurance Company and subsidiaries at December 31, 1999 and 1998, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.



                                                  /s/ Ernst & Young LLP
                                                  ------------------------------
                                                     Ernst & Young LLP

March 1,2000

                    American General Life Insurance Company

                          Consolidated Balance Sheets

                                                             DECEMBER 31
                                                        1999            1998
                                                   -----------------------------
                                                          (In Thousands)

ASSETS
Investments:
 Fixed maturity securities, at fair value
  (amortized cost - $27,725,167 in 1999 and         $27,029,409     $28,906,261
  $27,425,605 in 1998)

 Equity securities, at fair value (cost -
  $198,640 in 1999 and $193,368 in 1998)                237,065         211,684

 Mortgage loans on real estate                        1,918,956       1,557,268
 Policy loans                                         1,234,729       1,170,686
 Investment real estate                                 125,563         119,520
 Other long-term investments                            129,155          86,194
 Short-term investments                                 123,779         222,949
                                                    ----------------------------
Total investments                                    30,798,656      32,274,562

Cash                                                     45,983         117,675
Investment in Parent Company (cost - $8,597 in
 1999 and 1998)                                          53,083          54,570

Indebtedness from affiliates                             75,195         161,096
Accrued investment income                               482,652         459,961
Accounts receivable                                     186,592         196,596
Deferred policy acquisition costs                     1,956,653       1,087,718
Property and equipment                                   78,908          66,197
Other assets                                            250,299         206,318
Assets held in separate accounts                     23,232,419      15,616,020
                                                    ----------------------------
Total assets                                        $57,160,440     $50,240,713
                                                    ============================

See accompanying notes.

                    American General Life Insurance Company

                          Consolidated Balance Sheets

                                                             DECEMBER 31
                                                        1999            1998
                                                   -----------------------------
                                                          (In Thousands)

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
 Future policy benefits                             $29,901,842      $29,353,022
 Other policy claims and benefits payable                53,326           54,278
 Other policyholders' funds                             371,632          398,587
 Federal income taxes                                   375,332          677,315
 Indebtedness to affiliates                               7,086           18,173
 Other liabilities                                      372,416          554,783
 Liabilities related to separate accounts            23,232,419       15,616,020
                                                    ----------------------------
Total liabilities                                    54,314,053       46,672,178

Shareholder's equity:
 Common stock, $10 par value, 600,000 shares
  authorized, issued, and outstanding                     6,000            6,000

 Preferred stock, $100 par value, 8,500 shares
  authorized, issued, and outstanding                       850              850
 Additional paid-in capital                           1,371,687        1,368,089
 Accumulated other comprehensive (loss) income         (356,865)         679,107
 Retained earnings                                    1,824,715        1,514,489
                                                    ----------------------------
Total shareholder's equity                            2,846,387        3,568,535


                                                    ----------------------------
Total liabilities and shareholder's equity          $57,160,440      $50,240,713
                                                    ============================

See accompanying notes.

                    American General Life Insurance Company

                       Consolidated Statements of Income


                                                YEAR ENDED DECEMBER 31
                                            1999          1998        1997
                                     -------------------------------------------
                                                     (In Thousands)

Revenues:
 Premiums and other considerations      $  540,029   $  470,238     $  428,721
 Net investment income                   2,348,196    2,316,933      2,198,623
 Net realized investment gains               5,351      (33,785)        29,865
  (losses)
 Other                                      82,581       69,602         53,370
                                     -----------------------------------------
Total revenues                           2,976,157    2,822,988      2,710,579

Benefits and expenses:
 Benefits                                1,719,375    1,788,417      1,757,504
 Operating costs and expenses              495,606      467,067        379,012
 Interest expense                               74           15            782
 Litigation settlement                           -       97,096              -
                                     -----------------------------------------
Total benefits and expenses              2,215,055    2,352,595      2,137,298
                                     -----------------------------------------
Income before income tax expense           761,102      470,393        573,281

Income tax expense                         263,196      153,719        198,724
                                     ------------------------------------------
Net income                              $  497,906   $  316,674     $  374,557
                                     ==========================================

See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Comprehensive Income


                                                YEAR ENDED DECEMBER 31
                                            1999          1998        1997
                                      ----------------------------------------
                                                     (In Thousands)

Net income                            $   497,906  $  316,674     $ 374,557
Other comprehensive income:
 Gross change in unrealized gains
  (losses) on securities (pretax:
  ($1,581,500) $341,000; $318,700)     (1,027,977)    222,245       207,124
 Less: gains (losses) realized in           7,995     (29,336)       (1,251)
  net income
                                      ----------------------------------------
 Change in net unrealized gains
  (losses) on securities (pretax:
  ($1,593,800) $387,000; $320,600)     (1,035,972)    251,581       208,375
                                      ----------------------------------------
Comprehensive (loss) income           $  (538,066) $  568,255     $ 582,932
                                      ========================================



See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Shareholder's Equity

                                               YEAR ENDED DECEMBER 31
                                          1999         1998            1997
                                     -------------------------------------------
                                                   (In Thousands)

Common stock:
 Balance at beginning of year          $     6,000    $    6,000      $   6,000
 Change during year                              -             -              -
                                     -------------------------------------------
Balance at end of year                       6,000         6,000          6,000

Preferred stock:
 Balance at beginning of year                  850           850            850
 Change during year                              -             -              -
                                     -------------------------------------------
Balance at end of year                         850           850            850

Additional paid-in capital:
 Balance at beginning of year            1,368,089     1,184,743        933,342
 Capital contribution from Parent
  Company                                        -       182,284        250,000
 Other changes during year                   3,598         1,062          1,401
                                     -------------------------------------------
Balance at end of year                   1,371,687     1,368,089      1,184,743

Accumulated other comprehensive
 (loss) income:
   Balance at beginning of year            679,107       427,526        219,151
   Change in unrealized gains
    (losses) on securities              (1,035,972)      251,581        208,375
                                     ------------------------------------------
Balance at end of year                    (356,865)      679,107        427,526

Retained earnings:
 Balance at beginning of year            1,514,489     1,442,495      1,469,618
 Net income                                497,906       316,674        374,557
 Dividends paid                           (187,680)     (244,680)      (401,680)
                                     ------------------------------------------
Balance at end of year                   1,824,715     1,514,489      1,442,495
                                     -------------------------------------------
Total shareholder's equity              $2,846,387    $3,568,535     $3,061,614
                                     ===========================================


See accompanying notes.

                    American General Life Insurance Company

                     Consolidated Statements of Cash Flows

                                                                       YEAR ENDED DECEMBER 31
                                                         1999                   1998                   1997
                                              --------------------------------------------------------------------
                                                                          (In Thousands)
OPERATING ACTIVITIES
Net income                                              $    497,906           $    316,674           $    374,557
Adjustments to reconcile net income to net cash
(used in) provided by operating activities:
   Change in accounts receivable                              10,004                 11,613                (37,752)
   Change in future policy benefits and other
    policy claims                                         (2,422,221)              (866,428)            (1,143,736)

   Amortization of policy acquisition costs                  101,066                125,062                115,467
   Policy acquisition costs deferred                        (307,854)              (244,196)              (219,339)
   Change in other policyholders' funds                      (26,955)                   273                 21,639
   Provision for deferred income tax expense                  85,257                 15,872                 13,264
   Depreciation                                               24,066                 19,418                 16,893
   Amortization                                              (30,894)               (26,775)               (28,276)
   Change in indebtedness to/from affiliates                  74,814                (51,116)                (8,695)
   Change in amounts payable to brokers                      (43,321)                  (894)                31,769
   Net loss (gain) on sale of investments                     45,379                 37,016                (29,865)
   Other, net                                               (170,413)                57,307                 30,409
                                              --------------------------------------------------------------------
Net cash used in operating activities                     (2,163,166)              (606,174)              (863,665)

INVESTING ACTIVITIES
Purchases of investments and loans made                  (44,508,908)           (28,231,615)           (29,638,861)
Sales or maturities of investments and
 receipts from repayment of loans                         43,879,377             26,656,897             28,300,238

Sales and purchases of property, equipment,
 and software, net                                           (87,656)              (105,907)                (9,230)
                                              --------------------------------------------------------------------
Net cash used in investing activities                       (717,187)            (1,680,625)            (1,347,853)

FINANCING ACTIVITIES
Policyholder account deposits                              5,747,658              4,688,831              4,187,191
Policyholder account withdrawals                          (2,754,915)            (2,322,307)            (1,759,660)
Dividends paid                                              (187,680)              (244,680)              (401,680)
Capital contribution from Parent                                   -                182,284                250,000
Other                                                          3,598                  1,062                  1,401
                                              --------------------------------------------------------------------
Net cash provided by financing activities                  2,808,661              2,305,190              2,277,252
                                              --------------------------------------------------------------------
(Decrease) increase in cash                                  (71,692)                18,391                 65,734
Cash at beginning of year                                    117,675                 99,284                 33,550
                                              --------------------------------------------------------------------
Cash at end of year                                     $     45,983           $    117,675           $     99,284
                                              ====================================================================

Interest paid amounted to approximately $2,026,000, $420,000, and $1,004,000, in 1999, 1998, and 1997, respectively.

See accompanying notes.

                    American General Life Insurance Company

                   Notes to Consolidated Financial Statements

                               December 31, 1999

NATURE OF OPERATIONS

American General Life Insurance Company (the "Company") is a wholly-owned subsidiary of AGC Life Insurance Company, which is a wholly-owned subsidiary of American General Corporation (the "Parent Company"). The Company's wholly-owned life insurance subsidiaries are American General Life Insurance Company of New York ("AGNY") and The Variable Annuity Life Insurance Company ("VALIC"). During 1998, the Company formed a new wholly-owned subsidiary, American General Life Companies ("AGLC"), to provide management services to certain life insurance subsidiaries of the Parent Company.

The Company offers a complete portfolio of the standard forms of universal life, variable universal life, interest-sensitive whole life, term life, structured settlements, and fixed and variable annuities throughout the United States. In addition, a variety of equity products is sold through its wholly-owned broker/dealer, American General Securities, Inc. The Company serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. AGNY offers a broad array of traditional and interest-sensitive insurance, in addition to individual annuity products. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States.

1. ACCOUNTING POLICIES

1.1 PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") and include the accounts of the Company and its wholly-owned subsidiaries. Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.2 STATUTORY ACCOUNTING

The Company and its wholly-owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly-owned life insurance subsidiaries did not have a material effect on statutory equity at December 31, 1999.

Statutory financial statements differ from GAAP. Significant differences were as follows (in thousands):

                                                       1999               1998               1997
                                              --------------------------------------------------------
Net income:
 Statutory net income (1999 balance is
  unaudited)                                          $  350,294         $  259,903         $  327,813
 Deferred policy acquisition costs and cost
  of insurance purchased                                 200,285            116,597            103,872
 Deferred income taxes                                   (86,456)           (53,358)           (13,264)
 Adjustments to policy reserves                           23,110             52,445            (30,162)
 Goodwill amortization                                    (2,437)            (2,033)            (2,067)
 Net realized gain on investments                          2,246             41,488             20,139
 Litigation settlement                                         -            (63,112)                 -
 Other, net                                               10,864            (35,256)           (31,774)
                                              --------------------------------------------------------
GAAP net income                                       $  497,906         $  316,674         $  374,557
                                              ========================================================
Shareholders' equity:
 Statutory capital and surplus (1999 balance
  is unaudited)                                       $1,753,570         $1,670,412         $1,636,327

 Deferred policy acquisition costs and cost
  of insurance purchased                               1,975,667          1,109,831            835,031
 Deferred income taxes                                  (350,258)          (698,350)          (535,703)
 Adjustments to policy reserves                         (202,150)          (274,532)          (319,680)
 Acquisition-related goodwill                             52,317             54,754             51,424
 Asset valuation reserve ("AVR")                         351,904            310,564            255,975
 Interest maintenance reserve ("IMR")                     53,226             27,323              9,596
 Investment valuation differences                       (683,500)         1,487,658          1,272,339
 Surplus from separate accounts                         (180,362)          (174,447)          (150,928)
 Other, net                                               75,973             55,322              7,233
                                              --------------------------------------------------------
Total GAAP shareholders' equity                       $2,846,387         $3,568,535         $3,061,614
                                              ========================================================

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.2 STATUTORY ACCOUNTING (CONTINUED)


The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse; (d) certain assets (principally furniture and equipment, agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (e) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and
(f) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an AVR and an IMR. The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

1.3 INSURANCE CONTRACTS

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, endowment, guaranteed renewable term life, universal life, limited payment, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts. At December 31, 1999 and 1998, insurance investment contracts of $25.9 million and $24.1 million, respectively, were included in the Company's liabilities.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity and equity securities were classified as available-for-sale and recorded at fair value at December 31, 1999 and 1998. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in accumulated other comprehensive income within shareholders' equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

During 1999, the Company maintained a trading portfolio of certain fixed maturity securities. Trading securities are recorded at fair value. Unrealized and realized gains (losses) are included in net investment income. The Company held no trading securities at December 31, 1999, and trading securities did not have a material effect on net investment income in 1999.

MORTGAGE LOANS

Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers all non-performing loans and loans for which management has a concern based on its assessment of risk factors, such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review and a formula that reflects past results and current trends.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are considered to be collateral dependent and are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

POLICY LOANS

Policy loans are reported at unpaid principal balance.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS (CONTINUED)

INVESTMENT REAL ESTATE

Investment real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

INVESTMENT INCOME

Interest on fixed maturity securities and performing and restructured mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest and any amortization of premium or discount on delinquent mortgage loans is recorded as income only when actual interest payments are received. Dividends are recorded as income on ex-dividend dates.

REALIZED INVESTMENT GAINS

Realized investment gains (losses) are recognized using the specific-identification method.

1.5 SEPARATE ACCOUNTS

Separate Accounts are assets and liabilities associated with certain contracts, principally annuities; for which the investment risk lies solely with the contract holder. Therefore, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.6 DEFERRED POLICY ACQUISITION COSTS ("DPAC") AND COST OF INSURANCE PURCHASED ("CIP")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

CIP represents the cost assigned to insurance contracts in force that are acquired through the purchase of a block of business. At December 31, 1999, CIP of $19.0 million was reported within other assets.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. DPAC and CIP associated with all other insurance contracts is charged to expense over the premium-paying period or as the premiums are earned over the life of the contract.

DPAC and CIP are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within shareholder's equity.

The Company reviews the carrying amount of DPAC and CIP on at least an annual basis. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable.

1.7 PREMIUM RECOGNITION

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC (see Note 1.6).

For limited-payment contracts, net premiums are recorded as revenue, and the difference between the gross premium received and the net premium is deferred and recognized in a constant relationship to insurance in force. For all other contracts, premiums are recognized when due.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.8 OTHER ASSETS

Acquisition-related goodwill, which is included in other assets, is charged to expense in equal amounts over 40 years. The carrying value of goodwill is regularly reviewed by management for indicators of impairment in value. If facts and circumstances suggest that goodwill is impaired, other than temporarily, the Company assesses the fair value of the underlying assets and reduces goodwill accordingly.

1.9 POLICY AND CONTRACT CLAIMS RESERVES

Substantially all of the Company's insurance and annuity liabilities relate to long duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Reserves are determined using the net level premium method. Interest assumptions used to compute reserves ranged from 2.5% to 13.5% at December 31, 1999.

1.10 REINSURANCE

The Company limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability. The likelihood of a material reinsurance liability being reassumed by the Company is considered to be remote.

A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. Reinsurance recoveries on ceded reinsurance contracts were $28 million, $63 million, and $25 million, during 1999, 1998, and 1997, respectively. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies. Benefits paid and future policy benefits related to ceded insurance contracts are recorded as reinsurance receivables.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.11 PARTICIPATING POLICY CONTRACTS

Participating life insurance accounted for approximately 1% and 2% of life insurance in force at December 31, 1999 and 1998, respectively.

The portion of earnings allocated to participating policyholders that cannot be expected to inure to shareholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $4.6 million in 1999.

1.12 INCOME TAXES

The Company and its life insurance subsidiaries, together with certain other life insurance subsidiaries of the Parent Company, are included in a life/non-life consolidated tax return with the Parent Company and its noninsurance subsidiaries. The Company participates in a tax sharing agreement with other companies included in the consolidated tax return. Under this agreement, tax payments are made to the Parent Company as if the companies filed separate tax returns; and companies incurring operating and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. Changes related to fluctuations in fair value of available-for-sale securities are included in the consolidated statements of comprehensive income and accumulated other comprehensive income in shareholder's equity.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.13 ACCOUNTING CHANGES

In 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") 133, Accounting for Derivative Instruments and Hedging Activities, which requires all derivative instruments to be recognized at fair value in the balance sheet. Changes in the fair value of a derivative instrument will be reported as earnings or other comprehensive income, depending upon the intended use of the derivative instrument. The Company will adopt SFAS 133 on January 1, 2001. The Company does not expect adoption to have a material impact on the Company's results of operations and financial position.

2. INVESTMENTS

2.1 INVESTMENT INCOME

Investment income by type of investment was as follows:

                                            1999           1998           1997
                                     -------------------------------------------
                                                      (In Thousands)

Investment income:
 Fixed maturities                         $2,118,794    $2,101,730    $1,966,528
 Equity securities                            17,227         1,813         1,067
 Mortgage loans on real estate               134,878       148,447       157,035
 Investment real estate                       20,553        23,139        22,157
 Policy loans                                 69,684        66,573        62,939
 Other long-term investments                   7,539         3,837         3,135
 Short-term investments                       24,874        15,492         8,626
 Investment income from affiliates             8,695        10,536        11,094
                                     -------------------------------------------

Gross investment income                    2,402,244     2,371,567     2,232,581
Investment expenses                           54,048        54,634        33,958
                                     -------------------------------------------
Net investment income                     $2,348,196    $2,316,933    $2,198,623
                                     ===========================================

The carrying value of investments that produced no investment income during 1999 was less than 0.2% of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.2 NET REALIZED INVESTMENT GAINS (LOSSES)

Realized gains (losses) by type of investment were as follows:

                                            1999            1998            1997
                                     -------------------------------------------
                                                       (In Thousands)

Fixed maturities:
 Gross gains                             $ 118,427      $ 20,109       $ 42,966
 Gross losses                             (102,299)      (62,657)       (34,456)
                                     -------------------------------------------
Total fixed maturities                      16,128       (42,548)         8,510
Equity securities                              793           645          1,971
Other investments                          (11,570)        8,118         19,384
                                     -------------------------------------------
Net realized investment gains
 (losses)                                    5,351       (33,785)        29,865
before tax
Income tax expense (benefit)                 1,874       (11,826)        10,452
Net realized investment gains
 (losses)                                $   3,477      $(21,959)      $ 19,413
after tax
                                     ===========================================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES


All fixed maturity and equity securities are classified as available-for-sale and reported at fair value (see Note 1.4). Amortized cost and fair value at December 31, 1999 and 1998 were as follows:

                                             GROSS        GROSS
                               AMORTIZED   UNREALIZED   UNREALIZED     FAIR
                                  COST        GAIN        LOSS         VALUE
                              --------------------------------------------------
                                                (In Thousands)
DECEMBER 31, 1999
Fixed maturity securities:
Corporate securities:
   Investment-grade            $19,455,518    $134,003   $(704,194)  $18,885,326
   Below investment-grade        1,368,494      11,863    (114,260)    1,266,098
 Mortgage-backed securities*     6,195,003      45,022     (74,746)    6,165,279
 U.S. government obligations       276,621      15,217      (2,376)      289,462
 Foreign governments               245,782       5,774      (1,767)      249,789
 State and political               154,034         499     (10,836)      143,697
  subdivisions
 Redeemable preferred stocks        29,715          43           -        29,758
                               -------------------------------------------------
Total fixed maturity           $27,725,167    $212,421   $(908,179)  $27,029,409
 securities
                              ==================================================
Equity securities              $   198,640    $ 39,381   $    (956)  $   237,065
                              ==================================================
Investment in Parent Company   $     8,597    $ 44,486   $       -   $    53,083
                              ==================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

                                             GROSS        GROSS
                               AMORTIZED   UNREALIZED   UNREALIZED     FAIR
                                  COST        GAIN        LOSS         VALUE
                               -------------------------------------------------
                                                (In Thousands)
DECEMBER 31, 1998
Fixed maturity securities:
Corporate securities:
   Investment-grade            $18,800,553    $1,129,504  $(26,353)  $19,903,703
   Below investment-grade        1,409,198        33,910   (45,789)    1,397,320
 Mortgage-backed securities*     6,359,242       294,331      (870)    6,652,703
 U.S. government obligations       417,822        69,321      (178)      486,965
 Foreign governments               331,699        24,625    (2,437)      353,887
 State and political                86,778         4,796      (187)       91,387
  subdivisions
 Redeemable preferred stocks        20,313             -       (17)       20,296
                               -------------------------------------------------
Total fixed maturity           $27,425,605    $1,556,487  $(75,831)  $28,906,261
 securities
                               =================================================
Equity securities              $   193,368    $   19,426  $ (1,110)  $   211,684
                               =================================================
Investment in Parent Company   $     8,597    $   45,973  $      -   $    54,570
                               =================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

Net unrealized gains (losses) on securities included in accumulated comprehensive income in shareholders' equity at December 31 were as follows:

                                                        1999            1998
                                                 -------------------------------
                                                          (In Thousands)
Gross unrealized gains                                 $ 296,288      $1,621,883
Gross unrealized losses                                 (909,135)       (76,941)
DPAC and other fair value adjustments                    200,353       (488,120)
Deferred federal income taxes                             55,631       (377,718)
Net unrealized (losses) gains on securities            $(356,863)     $  679,104
                                                 ===============================

The contractual maturities of fixed maturity securities at December 31, 1999 were as follows:
                                       1999                            1998
                        --------------------------------------------------------
                          AMORTIZED      MARKET        AMORTIZED        MARKET
                             COST        VALUE           COST          VALUE
                        --------------------------------------------------------
                              (In thousands)                (In thousands)
Fixed maturity
 securities, excluding
 mortgage-backed
 securities:
   Due in one year or     $   810,124    $ 813,683     $ 531,496     $   536,264
    less
   Due after one year
    through five years      5,380,557     5,394,918     5,550,665      5,812,581

   Due after five years
    through ten years       8,350,207     8,080,065     9,229,980      9,747,761

   Due after ten years      6,988,799     6,575,461     5,754,220      6,156,950
Mortgage-backed             6,195,480     6,165,282     6,359,244      6,652,705
 securities
                        --------------------------------------------------------
Total fixed maturity      $27,725,167   $27,029,409    $27,425,605   $28,906,261
 securities
                        ========================================================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $12.3 billion, $5.4 billion, and $14.8 billion during 1999, 1998, and 1997, respectively.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 1999 and 1998:

                                   OUTSTANDING     PERCENT OF         PERCENT
                                     AMOUNT           TOTAL        NONPERFORMING
                                  ----------------------------------------------
                                     (In Millions)

DECEMBER 31, 1999
Geographic distribution:
 South Atlantic                        $  470         24.6%            0.2%
 Pacific                                  363         18.9             7.8
 West South Central                       185          9.6             0.0
 East South Central                       144          7.5             0.0
 East North Central                       256         13.3             0.0
 Mid-Atlantic                             323         16.8             0.9
 Mountain                                 107          5.6            13.8
 West North Central                        43          2.2             0.0
 New England                               44          2.3             0.0
Allowance for losses                      (16)        (0.8)            0.0
                                  -------------------------------
Total                                  $1,919        100.0%            2.4%
                                  ===============================

Property type:
 Retail                                $  628         32.6%            2.5%
 Office                                   746         38.9             4.2
 Industrial                               302         15.7             0.0
 Apartments                               189          9.9             0.0
 Hotel/motel                               46          2.4             0.0
 Other                                     24          1.3             0.2
Allowance for losses                      (16)        (0.8)            0.0
                                  -------------------------------
Total                                  $1,919        100.0%            2.4%
                                  ===============================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE (CONTINUED)

                                   OUTSTANDING     PERCENT OF         PERCENT
                                     AMOUNT           TOTAL        NONPERFORMING
                                  ----------------------------------------------
                                     (In Millions)
DECEMBER 31, 1998
Geographic distribution:
 South Atlantic                        $  429            27.6%         0.2%
 Pacific                                  320            20.6         10.4
 Mid-Atlantic                             326            20.9          4.1
 East North Central                       178            11.4          -
 Mountain                                  95             6.1          -
 West South Central                       118             7.5          -
 East South Central                        46             3.0          -
 West North Central                        33             2.1          -
 New England                               25             1.6          -
Allowance for losses                      (13)           (0.8)         -
                                  -------------------------------
Total                                  $1,557          100.00%         3.1%
                                  ===============================

Property type:
 Office                                $  593            38.1%         7.0%
 Retail                                   423            27.1          0.2
 Industrial                               292            18.8          -
 Apartments                               178            11.4          2.9
 Hotel/motel                               38             2.4          -
 Other                                     46             3.0          -
Allowance for losses                      (13)           (0.8)         -
                                  -------------------------------
Total                                  $1,557             100%         3.1%
                                  ===============================

Impaired mortgage loans on real estate and related interest income is not material.

                    American General Life Insurance Company

2.   INVESTMENTS (CONTINUED)

2.5 INVESTMENT SUMMARY

Investments of the Company were as follows:

                                           DECEMBER 31, 1999                              DECEMBER 31, 1998
                                -----------------------------------------------------------------------------------------
                                                           CARRYING                                       CARRYING
                                  COST       FAIR VALUE     AMOUNT           COST         FAIR VALUE       AMOUNT
                                -----------------------------------------------------------------------------------------
                                             (In Thousands)                                 (In Thousands)
Fixed maturities:
 Bonds:
   United States
    government and
    government agencies        $   276,621   $    289,462   $      289,462     $    417,822   $   486,965       $    486,965
    and authorities
   States, municipalities,
    and political                  154,034        143,697          143,697           86,778        91,387             91,387
    subdivisions
   Foreign governments              245,782       249,789          249,789          331,699       353,887            353,887
   Public utilities               1,468,758     1,465,129        1,465,129        1,777,172     1,895,326          1,895,326
   Mortgage-backed                6,195,003     6,165,279        6,165,279        6,359,242     6,652,703          6,652,703
    securities
   All other corporate           19,355,254    18,686,295       18,686,295       18,432,579    19,405,697         19,405,697
    bonds**
 Redeemable preferred                29,715        29,758           29,758           20,313        20,296             20,296
  stocks
                               ---------------------------------------------------------------------------------------------
Total fixed maturities           27,725,167    27,029,409       27,029,409       27,425,605    28,906,261         28,906,261
Equity securities:
 Common stocks:
   Banks, trust, and
    insurance companies                   -             -                -                -             -                  -

   Industrial,
    miscellaneous, and              180,849       219,089          219,089          176,321       211,684            211,684
    other

   Nonredeemable preferred
    stocks                           17,791        17,976           17,976           17,047             -                  -
                               ---------------------------------------------------------------------------------------------

Total equity securities             198,640       237,065          237,065          193,368       211,684            211,684
Mortgage loans on real            1,918,956     1,829,212        1,918,956        1,557,268     1,607,599          1,557,268
 estate*
Investment real estate              125,563       XXXXXXX          125,563          119,520       xxxxxxx            119,520
Policy loans                      1,234,729     1,205,056        1,234,729        1,170,686     1,252,409          1,170,686
Other long-term investments         129,155       XXXXXXX          129,155           86,194       xxxxxxx             86,194
Short-term investments              123,779       XXXXXXX          123,779          222,949       xxxxxxx            222,949
                               ---------------------------------------------------------------------------------------------
Total investments               $31,455,989  $    XXXXXXX   $   30,798,656     $ 30,775,590   $   xxxxxxx       $ 32,274,562
                                ============================================================================================

 * Amount is net of allowance for losses of $16 million and $13 million at December 31, 1999 and 1998, respectively.

** Includes derivative financial instruments with negative fair values of $4.7 million and $1.0 million and positive fair values of $2.3 million and $24.3 million at December 31, 1999 and 1998, respectively.

                    American General Life Insurance Company

3. DEFERRED POLICY ACQUISITIONS COSTS

The balance of DPAC at December 31 and the components of the change reported in operating costs and expenses for the years then ended were as follows:

                                         1999            1998            1997
                                       --------------------------------------
                                                    (In Thousands)
Balance at January 1                   $1,087,718   $  835,031     $1,042,783
 Capitalization                           307,854      244,196        219,339
 Amortization                            (101,066)    (125,062)      (115,467)
 Effect of realized and unrealized
  gains (losses) on securities            662,147      133,553       (311,624)
                                       --------------------------------------
Balance at December 31                 $1,956,653   $1,087,718      $  835,031
                                       =======================================

4. OTHER ASSETS

Other assets consisted of the following:

                                                            DECEMBER 31
                                                        1999           1998
                                                 ------------------------------
                                                          (In Thousands)

Goodwill                                                $ 52,317       $ 54,754
American General Corporation CBO (Collateralized
 Bond Obligation) 98-1 Ltd.                                    -          9,740

Cost of insurance purchased ("CIP")                       19,014         22,113
Computer software                                        117,571         78,775
Other                                                     61,397         40,936
                                                 ------------------------------
Total other assets                                      $250,299       $206,318
                                                 ==============================

                    American General Life Insurance Company

4. OTHER ASSETS (CONTINUED)

A rollforward of CIP for the year ended December 31, 1999, was as follows:

                                                                     1999
                                                                 ------------

                                                                      (In
                                                                  Thousands)

Balance at January 1                                               $  22,113
Acquisition of business                                                    -
Accretion of interest at 5.02%                                           926
Amortization                                                          (4,025)
                                                                   ---------
Balance at December 31                                             $  19,014
                                                                   =========

5. FEDERAL INCOME TAXES

5.1 TAX LIABILITIES

Income tax liabilities were as follows:

                                                             DECEMBER 31
                                                        1999            1998
                                                   -----------------------------
                                                          (In Thousands)

Current tax (receivable) payable                        $ 25,074      $ (21,035)
Deferred tax liabilities, applicable to:
 Net income                                              405,889        320,632
 Net unrealized investment gains                         (55,631)       377,718
                                                   -----------------------------
Total deferred tax liabilities                           350,258        698,350
                                                   -----------------------------
Total current and deferred tax liabilities              $375,332       $677,315
                                                   =============================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.1 TAX LIABILITIES (CONTINUED)

Components of deferred tax liabilities and assets at December 31 were as follows:

                                                       1999             1998
                                                     --------------------------
                                                           (In Thousands)

Deferred tax liabilities applicable to:
 Deferred policy acquisition costs                     $ 601,678     $  307,025
 Basis differential of investments                             -        590,661
 Other                                                   171,763        150,189
                                                     ---------------------------

Total deferred tax liabilities                           773,441      1,047,875

Deferred tax assets applicable to:
 Policy reserves                                        (215,465)      (212,459)
 Basis differential of investments                      (158,421)             -
 Other                                                  (141,236)      (137,066)
                                                      --------------------------

Total deferred tax assets before valuation
allowance                                               (515,122)      (349,525)
Valuation allowance                                       91,939              -
                                                      --------------------------

Total deferred tax assets, net of valuation
allowance                                               (423,183)      (349,525)
                                                      --------------------------
Net deferred tax liabilities                           $ 350,258     $  698,350
                                                      ==========================

A portion of life insurance income earned prior to 1984 is not taxable unless it exceeds certain statutory limitations, is distributed as dividends, or unless the income tax deferred status of such amount is modified by future tax legislation. Such income, accumulated in policyholders' surplus accounts, totaled $88.2 million at December 31, 1999. At current corporate rates, the maximum amount of tax on such income is approximately $30.9 million. Deferred income taxes on these accumulations are not required because no distributions are expected.

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.1 TAX LIABILITIES (CONTINUED)

Components of income tax expense for the years were as follows:

                                            1999            1998          1997
                                           -------------------------------------
                                                      (In Thousands)

Current expense                             $176,725      $134,344     $185,460
Deferred expense (benefit):
 Deferred policy acquisition cost             65,377        33,230       27,644
 Policy reserves                             (22,654)        2,189      (27,496)
 Basis differential of investments            (4,729)       11,969        3,769
 Litigation settlement                        22,641       (33,983)           -
 Year 2000                                         -        (9,653)           -
 Internally developed software                18,654             -            -
 Other, net                                    7,182        15,623        9,347
                                           -------------------------------------
Total deferred expense                        86,471        19,375       13,264
                                           -------------------------------------
Income tax expense                          $263,196      $153,719     $198,724
                                           =====================================


5.2 TAX EXPENSE


A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below.

                                            1999            1998          1997
                                           -------------------------------------
                                                      (In Thousands)
Income tax at statutory percentage
 of GAAP pretax income                      $266,386      $164,638     $200,649
Tax-exempt investment income                 (16,423)      (11,278)      (9,493)
Goodwill                                         853           712          723
Other                                         12,380          (353)       6,845
                                           -------------------------------------
Income tax expense                          $263,196        $153,719   $198,724
                                           =====================================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.3 TAXES PAID

Income taxes paid amounted to approximately $126 million, $159 million, and $168 million in 1999, 1998, and 1997, respectively.

5.4 TAX RETURN EXAMINATIONS

The Parent Company and the majority of its subsidiaries file a consolidated federal income tax return. The Internal Revenue Service ("IRS") has completed examinations of the Parent Company's tax returns through 1992. The IRS is currently examining tax returns for 1993 through 1996. In addition, the tax returns of companies recently acquired are also being examined. Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

6. TRANSACTIONS WITH AFFILIATES

Affiliated notes and accounts receivable were as follows:

                                  DECEMBER 31, 1999             DECEMBER 31, 1998
                          ------------------------------------------------------------
                              PAR VALUE      BOOK VALUE     PAR VALUE      BOOK VALUE
                          ------------------------------------------------------------

                                                  (In Thousands)

American General
 Corporation, 9 3/8%,       $  4,725          $  3,410       $ 4,725        $  3,345
 due 2008
American General
 Corporation, Promissory
 notes, due 2004             12,232            12,232        14,679          14,679
American General
 Corporation, Restricted
 Subordinated Note,
 13 1/2%, due 2002           27,378            27,378        29,435          29,435
                           ------------------------------------------------------------
Total notes receivable
 from affiliates             44,335            43,020        48,839          47,459
Accounts receivable from
 affiliates                       -            32,175             -          113,637
                          ------------------------------------------------------------
Indebtedness from          $44,335           $75,195        $48,839        $161,096
 affiliates
                          ============================================================

                    American General Life Insurance Company

6. TRANSACTIONS WITH AFFILIATES (CONTINUED)

Various American General companies provide services to the Company, principally mortgage servicing and investment management services, provided by American General Investment Management Corporation on a fee basis. The Company paid approximately $55,318,000, $46,921,000, and $33,916,000 for such services in
1999, 1998, and 1997, respectively. Accounts payable for such services at December 31, 1999 and 1998 were not material. The Company rents facilities and provides services on an allocated cost basis to various American General companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly-owned, non-life insurance subsidiary, American General Life Companies ("AGLC"). AGLC provides shared services, including technology, to a number of American General Corporation's life insurance subsidiaries. The Company received approximately $138,885,000, $66,550,000, and $6,455,000 for such services and rent in 1999, 1998, and 1997, respectively. Accounts receivable for rent and services at December 31, 1999 and 1998 were not material.

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The holder of this stock, The Franklin Life Insurance Company ("Franklin"), an affiliated company, is entitled to one vote per share, voting together with the holders of common stock.

7. STOCK-BASED COMPENSATION

Certain officers of the Company participate in American General Corporation's stock and incentive plans which provide for the award of stock options, restricted stock awards, performance awards, and incentive awards to key employees. Stock options constitute the majority of such awards. American General Corporation follows the intrinsic value method of accounting for stock options as prescribed by Accounting Principles Board Opinion No. 25, Accounting for Stock Issued to Employees. Therefore, the expense related to stock options is measured as the excess of the market price of the stock at the measurement date over the exercise price. The measurement date is the first date on which both the number of shares that the employee is entitled to receive and the exercise price are known. Under the stock option plans, no expense is recognized, since the market price equals the exercise price at the measurement date.

                    American General Life Insurance Company

7. STOCK-BASED COMPENSATION (CONTINUED)

Under an alternative accounting method of accounting under Statement of Financial Accounting Standards No. 123, Accounting for Stock-Based Compensation, compensation expense arising from stock options would be measured at the estimated fair value of the options at the date of grant. Had compensation expense for the stock options been determined using this method, net income would have been as follows:

                                            1999           1998           1997
                                     ---------------------------------------------
                                                      (In Thousands)
Net income as reported                      $497,906       $316,674       $374,557
Net income pro forma                        $495,331       $315,078       $373,328

The average fair values of the options granted during 1999, 1998, and 1997 were $17.06, $15.38, and $10.33, respectively. The fair value of each option was estimated at the date of grant using a Black-Scholes option pricing model. The weighted average assumptions used to estimate the fair value of the stock options were as follows:

                                               1999            1998            1997
                                       -----------------------------------------------
Dividend yield                                   2.5%            2.5%            3.0%
Expected volatility                             24.4%           23.0%           22.0%
Risk-free interest rate                         4.95%           5.76%            6.4%
Expected life                                 6 years         6 years         6 years

8. BENEFIT PLANS

8.1 PENSION PLANS


The Company has non-contributory defined benefit pension plans covering most employees. Pension benefits are based on the participant's compensation and length of credited service.

Equity and fixed maturity securities were 71% and 26%, respectively, of the plans' assets at the plans' most recent balance sheet dates. Additionally, 1% of plan assets were invested in general investment accounts of the Parent Company's subsidiaries through deposit administration insurance contracts.

                    American General Life Insurance Company

8. BENEFIT PLANS (CONTINUED)

8.1 PENSION PLANS (CONTINUED)

The benefit plans have purchased annuity contracts from American General Corporation's subsidiaries to provide benefits for certain retirees. These contracts are expected to provide future annual benefits to certain retirees of American General Corporation and its subsidiaries of approximately $59 million.

The components of pension expense and underlying assumptions were as follows:

                                             1999            1998            1997
                                     -----------------------------------------------
                                                        (In Thousands)

Service cost                                $  3,575         $ 3,693         $ 1,891
Interest cost                                  7,440           6,289           2,929
Expected return on plan assets               (12,670)         (9,322)         (5,469)
Amortization                                    (820)           (557)            195
Pension (income) expense                    $ (2,475)        $   103         $  (454)
                                     ===============================================

Discount rate on benefit obligation             7.75%           7.00%           7.25%
Rate of increase in compensation levels         4.25%           4.25%           4.00%
Expected long-term rate of return on
 plan assets                                   10.35%          10.25%          10.00%


The Company's funding policy is to contribute annually no more than the maximum deductible for federal income tax purposes. The funded status of the plans and the prepaid pension expense included in other assets at December 31 were as follows:

                                                        1999            1998
                                                 -------------------------------
                                                           (In Thousands)

Projected benefit obligation (PBO)                      $100,600        $ 96,554
Plan assets at fair value                                145,863         120,898
                                                 -------------------------------
Plan assets at fair value in excess of PBO                45,263          24,344
Other unrecognized items, net                            (26,076)        (10,176)
                                                 -------------------------------
Prepaid pension expense                                 $ 19,187        $ 14,168
                                                 ===============================

                    American General Life Insurance Company

8. BENEFIT PLANS (CONTINUED)

8.1 PENSION PLANS (CONTINUED)

The change in PBO was as follows:

                                                        1999            1998
                                                 -------------------------------
                                                           (In Thousands)

PBO at January 1                                        $ 96,554         $43,393
Service and interest costs                                11,015           9,982
Benefits paid                                             (4,919)         (1,954)
Actuarial loss                                           (12,036)         17,089
Amendments, transfers, and acquisitions                    9,986          28,044
                                                 -------------------------------
PBO at December 31                                      $100,600         $96,554
                                                 ===============================

The change in the fair value of plan assets was as follows:

                                                        1999            1998
                                                 -------------------------------
                                                           (In Thousands)

Fair value of plan assets at January 1                  $120,898        $ 80,102
Actual return on plan assets                              17,934          12,269
Benefits paid                                             (4,919)         (1,954)
Acquisitions and other                                    11,950          30,481
                                                 -------------------------------
Fair value of plan assets at December 31                $145,863        $120,898
                                                 ===============================

POSTRETIREMENT BENEFITS OTHER THAN PENSIONS


The Company has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. The Company has reserved the right to change or eliminate these benefits at any time.

                    American General Life Insurance Company

8. BENEFIT PLANS (CONTINUED)

8.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS (CONTINUED)

The life plans are insured through December 31, 1999. A portion of the retiree medical and dental plans is funded through a voluntary employees' beneficiary association ("VEBA"); the remainder is unfunded and self-insured. All of the retiree medical and dental plans' assets held in the VEBA were invested in readily marketable securities at its most recent balance sheet date.

Postretirement benefit expense in 1999, 1998, and 1997 was $254,000, $60,000, and $601,000, respectively. The accrued liability for postretirement benefits was $18.8 million and $19.2 million at December 31, 1999 and 1998, respectively. These liabilities were discounted at the same rates used for the pension plans.

9. DERIVATIVE FINANCIAL INSTRUMENTS

9.1 USE OF DERIVATIVE FINANCIAL INSTRUMENTS

The Company's use of derivative financial instruments is generally limited to reducing its exposure to interest rate and currency exchange risk by utilizing interest rate and currency swap agreements, and options to enter into interest rate swap agreements (called swaptions). The Company accounts for these derivative and financial instruments as hedges. Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge.

9.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases. Interest rate swap agreements are also used to convert a portion of floating -rate borrowings to a fixed rate and to hedge against the risk of rising interest rates on anticipated debt issuances.

Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

                    American General Life Insurance Company

9. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

9.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS (CONTINUED)

The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

The fair values of swap agreements are recognized in the consolidated balance sheets if the hedge investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholders' equity, consistent with the treatment of the related investment security. The fair values of swap agreements hedging debt are not recognized in the consolidated balance sheet.

For swap agreements hedging anticipated investment purchases or debt issuances, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment or debt. If the underlying investment or debt is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

                    American General Life Insurance Company

9. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

9.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS (CONTINUED)

Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                        1999            1998
                                                 -------------------------------
                                                        (Dollars in Millions)
Interest rate swap agreements to receive fixed rate:
 Notional amount                                        $ 160           $ 369
 Average receive rate                                    6.73%           6.06%
 Average pay rate                                        6.55%           5.48%
Currency swap agreements (receive U.S.
 dollars/pay Canadian dollars):
   Notional amount (in U.S. dollars)                    $ 124           $ 124
   Average exchange rate                                 1.50            1.50
Currency swap agreements (receive U.S. dollars/pay
 Australian dollars):
   Notional amount (in U.S. dollars)                    $  23           $   -
   Average exchange rate                                 0.65               -

9.3 CALL SWAPTIONS


Options to enter into interest rate swap agreements are used to limit the Company's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods. During such periods, the spread between investment yields and interest crediting rates may be reduced as a result of certain limitations on the Company's ability to manage interest crediting rates. Call swaptions allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively increasing the spread between investment yields and interest crediting rates.

                    American General Life Insurance Company

9. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

9.3 CALL SWAPTIONS (CONTINUED)

Premiums paid to purchase call swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a call swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a call swaption ceases to be an effective hedge, any related gain or loss is recognized in income.

Swaptions at December 31 were as follows:

                                                        1999            1998
                                                 -------------------------------
                                                        (Dollars in Billions)
Call swaptions:
 Notional amount                                        $3.78           $1.76
 Average strike rate                                     4.52%           3.97%

Put swaptions:
 Notional amount                                        $2.14           $1.05
 Average strike rate                                     8.60%           8.33%

9.4 CREDIT AND MARKET RISK


Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's consolidated results of operations or financial position.

The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

                    American General Life Insurance Company

10. FAIR VALUE OF FINANCIAL INSTRUMENTS

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all the Company's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding evaluation of related policyholders liabilities can be misinterpreted.

The following methods and assumptions were used to estimate the fair value of financial instruments:

     FIXED MATURITY AND EQUITY SECURITIES

     Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

     MORTGAGE LOANS ON REAL ESTATE

     Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS

     Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions, incorporating market rates.

     INVESTMENT IN PARENT COMPANY

     The fair value of the investment in Parent Company is based on quoted market prices of American General Corporation common stock.

     INSURANCE INVESTMENT CONTRACTS

     Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                    American General Life Insurance Company

10. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     INDEBTEDNESS FROM AFFILIATES

     Indebtedness from affiliates is composed of accounts receivable and notes receivable from affiliates. Due to the short-term nature of accounts receivable, fair value is assumed to equal carrying value. Fair value of notes receivable was estimated using discounted cash flows based on contractual maturities and discount rates that were based on U.S. Treasury rates for similar maturity ranges.

11. DIVIDENDS PAID

American General Life Insurance Company paid $187 million, $244 million, and $401 million, in dividends on common stock to AGC Life Insurance Company in 1999, 1998, and 1997, respectively. The Company also paid $680 thousand per year in dividends on preferred stock to an affiliate, The Franklin Life Insurance Company, in 1999, 1998, and 1997.

12. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 1999, approximately $2.6 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $1.9 billion of consolidated shareholders' equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10% of policyholders' surplus or the previous year's statutory net gain from operations.

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

                    American General Life Insurance Company

12. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES (CONTINUED)

In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. On December 16, 1998, American General Corporation announced that certain of its life insurance subsidiaries had entered into agreements to resolve all pending market conduct class action lawsuits.

In conjunction with the proposed settlements, the Company recorded a charge of $97.1 million ($63.1 million after-tax) in the fourth quarter of 1998. The charge covers the cost of policyholder benefits and other anticipated expenses resulting from the proposed settlements, as well as other administrative and legal costs.

On December 31, 1998, the Company entered into an agreement with the Parent Company whereby the Company assigned, and the Parent Company assumed, $80.1 million of the liabilities of the Company related to the proposed resolution. The liabilities of American General Life Insurance Company of New York, which totaled $17.0 million, were not assumed by the Parent Company. As consideration for the assumption of the liabilities, the Company paid the Parent Company an amount equal to the liabilities recorded with respect to the proposed resolution of the litigation. The litigation liabilities were reduced by payments of $2.7 million, and the remaining balance of $94.4 million was included in other liabilities on the Company's balance sheet at December 31, 1998. All settlements were finalized in 1999.

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings, including those filed by individuals who have excluded themselves from the market conduct settlement, and lawsuits relating to policies not covered by the market conduct settlements, arise in jurisdictions, such as Alabama and Mississippi, that permit damage awards disproportionate to the actual economic damages incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's consolidated results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in jurisdictions like Alabama and Mississippi continues to create the potential for an unpredictable judgment in any given suit.

                    American General Life Insurance Company

12. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES (CONTINUED)

The increase in the number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in increased assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 1999 and 1998, the Company has accrued $8.6 million and $6.0 million, respectively, for guaranty fund assessments, net of $3.4 million and $3.7 million, respectively, of premium tax deductions. The Company has recorded receivables of $4.4 million and $6.2 million at December 31, 1999 and 1998, respectively, for expected recoveries against the payment of future premium taxes. Expenses incurred for guaranty fund assessments were $2.1 million, $3.6 million, and $2.1 million in 1999, 1998, and 1997, respectively.

                    American General Life Insurance Company

13. REINSURANCE

Reinsurance transactions for the years ended December 31, 1999, 1998, and 1997 were as follows:

                                                                                             PERCENTAGE
                                               CEDED TO        ASSUMED                        OF AMOUNT
                             GROSS              OTHER        FROM OTHER                       ASSUMED TO
                             AMOUNT            COMPANIES      COMPANIES      NET AMOUNT           NET
                            ---------------------------------------------------------------------------
                                               (In Thousands)
DECEMBER 31, 1999
Life insurance in force         $50,060,334     $17,056,734       $524,062     $33,527,662          1.56%
                            ==============================================================
Premiums:
 Life insurance and annuities   $   101,900     $    49,530       $    252     $    52,622          0.48%
 Accident and health insurance          977              84              -             893          0.00%
                            --------------------------------------------------------------
Total premiums                  $   102,877     $    49,614       $    252     $    53,515          0.47%
                            ===============================================================

DECEMBER 31, 1998
Life insurance in force         $46,057,031     $13,288,183       $629,791     $33,398,639          1.89%
                             =============================================================
Premiums:
 Life insurance and annuities   $    90,298     $    42,235       $    117     $    48,180          0.24%
 Accident and health insurance        1,134              87              -           1,047          0.00%
                              ------------------------------------------------------------
Total premiums                  $    91,432     $    42,322       $    117     $    49,227          0.24%
                              ============================================================
DECEMBER 31, 1997
Life insurance in force         $45,963,710     $10,926,255       $  4,997     $35,042,452          0.01%
                              ============================================================
Premiums:
 Life insurance and annuities   $   100,357     $    37,294       $     75     $    63,138          0.12%
 Accident and health insurance        1,208             172              -           1,036          0.00%
                              ------------------------------------------------------------
Total premiums                  $   101,565     $    37,466       $     75     $    64,174          0.12%
                              ============================================================

Reinsurance recoverable on paid losses was approximately $8.0 million, $7.7 million, and $2.3 million at December 31, 1999, 1998, and 1997, respectively. Reinsurance recoverable on unpaid losses was approximately $10.5 million, $2.5 million, and $3.2 million at December 31, 1999, 1998, and 1997, respectively.

                    American General Life Insurance Company

14. YEAR 2000 CONTINGENCY (UNAUDITED)

Currently, all of our major technology systems, programs, and applications, including those which rely on third parties, are operating smoothly following our transition into 2000. We have experienced no interruptions to normal business operations, including the processing of customer account data and transactions. We will continue to monitor our technology systems, including critical third-party dependencies, as necessary to maintain our Year 2000 readiness. We do not expect any future disruptions, if they occur, to have a material effect on the Company's results of operations, liquidity, or financial condition.

15. DIVISION OPERATIONS

15.1 NATURE OF OPERATIONS

The Company manages its business operation through two divisions, which are based on products and services offered.

RETIREMENT SERVICES

The Retirement Services Division provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and other not-for-profit organizations marketed nationwide through exclusive sales representatives.

LIFE INSURANCE

The Life Insurance division provides traditional, interest-sensitive, and variable life insurance and annuities to a broad spectrum of customers through multiple distribution channels focused on specific market segments.

                    American General Life Insurance Company

15. DIVISION OPERATIONS

15.2 DIVISION RESULTS

Results of each division exclude goodwill amortization, net realized investment gains, and non-recurring items.

Division earnings information was as follows:

                              REVENUES                 INCOME BEFORE TAXES                EARNINGS
                     ----------------------------------------------------------------------------------------
                      1999       1998      1997      1999      1998       1997     1999      1998       1997
                     ----------------------------------------------------------------------------------------

                                                       In Millions
Retirement Services    $2,088    $1,987     $1,859   $ 567    $ 469       $ 398    $ 374    $ 315       $ 261
Life Insurance            883       870        822     191      162         147      123      107          97
                      ---------------------------------------------------------------------------------------
Total divisions         2,971     2,857      2,681     758      631         545      497      422         358
Goodwill
 amortization               -         -          -      (2)      (2)         (2)      (2)      (2)         (2)
RG (L)                      5       (34)        30       5      (34)         30        3      (22)         19
Nonrecurring items          -         -          -       -    (125)(a)        -        -      (81)(a)       -
                     ----------------------------------------------------------------------------------------
Total consolidated     $2,976    $2,823     $2,711   $ 761    $ 470       $ 573    $ 498    $ 317       $ 375
                      =======================================================================================

(a) Includes $97 million pretax ($63 million after-tax) in litigation settlements and $28 million pretax ($18 million after-tax) in Year 2000 costs.

Division balance sheet information was as follows:

                                            ASSETS                    LIABILITIES
                                --------------------------------------------------------
                                                        December 31
                                --------------------------------------------------------
In millions                           1999          1998          1999          1998
                                --------------------------------------------------------

Retirement Services                    $47,323       $41,347       $45,359       $38,841
Life Insurance                           9,837         8,894         8,955         7,831
                                --------------------------------------------------------
Total consolidated                     $57,160       $50,241       $54,314       $46,672
                                ========================================================

                                    PART C

                               OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

          (a)  Financial Statements

            PART A:  None

            PART B:

       (1) Financial Statements of the Select Reserve Divisions of American General Life Insurance Company Separate Account D:

       Report of Ernst & Young LLP, Independent Auditors
       Statement of Net Assets as of December 31, 1999
       Statement of Operations for the year ended December 31, 1999
       Statement of Changes in Net Assets for the year ended December 31, 1999 Notes to Financial Statements

       (2) Consolidated Financial Statements of American General Life Insurance
           Company:

       Report of Ernst & Young LLP, Independent Auditors
       Consolidated Balance Sheets as of December 31, 1999 and 1998 Consolidated Statements for the years ended December 31, 1999,
            1998 and 1997
       Consolidated  Statements of Comprehensive Income for the years ended
            December 31, 1999, 1998 and 1997
       Consolidated Statements of Shareholder's Equity for the years ended
            December 31, 1999, 1998 and 1997
       Consolidated Statements of Cash Flows for the years ended
            December 31, 1999, 1998 and 1997
       Notes to Consolidated Financial Statements

            PART C:      None

          (b)  Exhibits

            1 (a) American General Life Insurance Company of Delaware Board of
                  Directors resolution authorizing the establishment of Separate Account D./1/

              (b) Resolution of the Board of Directors of American General Life
                  Insurance Company of Delaware authorizing, among other things, the redomestication of that company in Texas and the renaming of that company as American General Life Insurance Company./2/

              (c) Resolution of the Board of Directors of American General Life
                  Insurance Company of Delaware providing, inter alia, for Registered Separate Accounts' Standards of Conduct./3/

            2     None

            3 (a) (i) Distribution Agreement, dated October 3, 1991, between
                      American General Securities Incorporated and American General Life Insurance Company./2/

                 (ii) Amended and Restated Distribution Agreement between
                      American General Securities Incorporated and American General Life Insurance Company, effective October 15, 1998/15/

           (b) (i)(A) Form of fund Participation Agreement between American
                      General Life Insurance Company and American General Series Portfolio Company./13/

                  (B) Participation Agreement by and among American General Life
                      Insurance Company, American General Securities Incorporated and American General Series Portfolio Company./16/

              (ii)(A) Form of fund Participation Agreement between American
                      General Life Insurance Company and Hotchkis and Wiley Variable Trust./13/

              (ii)(B) Participation Agreement by and among American General Life
                      Insurance Company, American General Securities Incorporated and Hotchkis and Wiley Variable Trust, dated as of February 26, 1998./18/

             (iii)(A) Form of fund Participation Agreement between American
                      General Life Insurance Company and LEVCO Series Trust./13/

             (iii)(B) Participation Agreement by and among American General Life
                      Insurance Company, American General Securities Incorporated and LEVCO Series Trust, dated as of February 26, 1998./18/

              (iv)(A) Form of fund Participation Agreement between American
                      General Life Insurance Company and Navellier Variable Insurance Series Fund, Inc./13/

              (iv)(B) Participation Agreement by and among American General Life
                      Insurance Company, American General Securities

                      Incorporated and Navellier Variable Insurance Series Fund, dated as of January 13, 1998./18/

               (v)(A) Form of fund Participation Agreement between American
                      General Life Insurance Company and OFFITBANK Variable Insurance Fund, Inc./13/

               (v)(B) Participation Agreement by and among American General Life
                      Insurance Company, American General Securities Incorporated and OFFITBANK Variable Insurance Fund, Inc., dated as of February 26, 1998./18/

              (vi)(A) Form of fund Participation Agreement between American
                      General Life Insurance Company and Royce Capital Fund./13/

           (vi)(B)(i) Participation Agreement by and among American General Life
                      Insurance Company, American General Securities Incorporated and Royce Capital Fund, dated as of August 1, 1998./18/

                 (ii) First Amendment to Participation Agreement by and among
                      American General Life Insurance Company, American General Securities Incorporated and Royce Capital Fund, dated as of August 1, 1998./18/

             (vii)(A) Form of fund Participation Agreement between American
                      General Life Insurance Company and Wright Managed Blue Chip Series Trust./13/

             (vii)(B) Participation Agreement by and among American General
                      Life Insurance Company, American General Securities Incorporated and Wright Managed Blue Chip Series Trust, dated as of February 26, 1998./18/

                  (c) Form of Agreement between American General Life Insurance
                      Company and Dealer regarding exchange and allocation transaction requests./4/

                4 (a) Specimen form of Combination Fixed and Variable Deferred
                      Annuity Select Reserve/SM/ Contract (Form No. 97505)./11/

                  (b) Form of Qualified Contract Endorsement./2/

              (c) (i) Specimen form of Individual Retirement Annuity Disclosure
                      Statement and additional specialized forms available under Contract Form No. 97505./5/

                 (ii) Specimen form of Individual Retirement Annuity
                      Endorsement./6/

                (iii) Specimen form of IRA Instruction Form./4/

            5 (a)     Specimen form of Application for Contract Form No.
                      97505./11/

              (b) (i) Specimen form of Separate Account D Election of Annuity
                      Payment Option/Change Form./4/

                 (ii) Specimen form of Absolute Assignment to Effect Section
                      1035(a) Exchange and Rollover of a Life Insurance Policy or Annuity Contract./4/

                (iii) Specimen form of Assignment and Transfer Request Form./5/

              (c) (i) Form of Transaction Request Form./4/

                 (ii) Specimen form of Select Reserve/SM/ Service Request,
                      including telephone transfer authorization./5/


                (iii) Specimen form of confirmation of initial purchase payment under Contract Form No. 97505./13/

                 (iv) Specimen Change Request Form./5/

              (d)     Specimen 1035 Exchange Instructions./5/

              (e) Specimen Qualified and Non-Qualified Funds Transfer Instructions./5/

              (f)     Specimen Change of Beneficiary Form./5/

              (g) Specimen Request for Statement of Additional Information for the Select Reserve Variable Annuity./5/

            6 (a) (i) Amended and Restated Articles of Incorporation of American
                      General Life Insurance Company, effective December 31, 1991./2/

                 (ii) Amendment to the Amended and Restated Articles of
                      Incorporation of American General Life Insurance Company, effective July 13, 1995./17/

              (b) Bylaws of American General Life Insurance Company, adopted January 22, 1992./4/

            7         None

            8 (a) Form of Revenue Sharing Agreement between American General Series Portfolio Company and American General Life Insurance Company./12/

              (b) Form of Revenue Sharing Agreement between Hotchkis and Wiley Variable Trust and American General Life Insurance Company./12/

              (c) Form of Revenue Sharing Agreement between LEVCO Series Trust and American General Life Insurance Company./12/

              (d) Form of Revenue Sharing Agreement between Navellier Variable Insurance Series Fund, Inc. and American General Life Insurance Company./12/

              (e) Form of Revenue Sharing Agreement between OFFITBANK Variable Insurance Fund, Inc. and American General Life Insurance Company./12/

              (f) Form of Revenue Sharing Agreement between Royce Capital Fund and American General Life Insurance Company./12/

              (g) Form of Revenue Sharing Agreement between Wright Managed Blue Chip Series Trust and American General Life Insurance Company./12/

              (h) Form of services agreement, dated July 31, 1975, (limited to introduction and first two recitals, and sections 1-3) among various affiliates of American General Corporation, including American General Life Insurance Company and American General Independent Producer Division. /14/

            9         Opinion and consent of Counsel./13/

            10        Consent of Independent Auditors. (Filed herewith)

            11        None

            12        None

            13(a) Computations of hypothetical historical average annual total returns for each Division available under Contract Form No. 97505 for the one, five and ten year periods ended December 31, 1996, and since inception./12/

              (b) Computations of hypothetical historical cumulative total returns for each Division available under Contract Form No.

                      97505 for the one, five and ten year periods ended December 31, 1996, and since inception./13/

              (c) Computations of hypothetical historical seven day yield and effective yield for the Money Market Division available under Contract Form No. 97505 for the seven day period ended December 31, 1996./13/

            14        Financial Data Schedule.  (See Exhibit 27 below.)

            15(a)     Power of Attorney with respect to Registration
                      Statements and Amendments thereto signed by Peter V. Tuters in his capacity as director and, where applicable, officer of American General Life Insurance Company./7/

              (b) Power of Attorney with respect to Registration Statements and Amendments thereto signed by Jon Newton in his capacity as director and, where applicable, officer of American General Life Insurance Company./8/

              (c) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as directors and, where applicable, officers of American General Life Insurance Company:
                      Messrs. Martin and Herbert./9/

              (d) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as directors and, where applicable, officers of American General Life Insurance Company:
                      Messrs. Fravel and LaGrasse./10/

              (e) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as directors and, where applicable, officers of American General Life Insurance Company:
                      Messrs. D'Agostino, Imhoff and Polkinghorn./13/

            27 (Inapplicable, because, notwithstanding Item 24.(b) as to Exhibits, the Commission staff has advised that no such
                      Schedule is required.)

--------------------
  /1/ Incorporated herein by reference to the initial filing of Registrant's
      Form N-4 Registration Statement (File No. 2-49805) on December 6, 1973.

  /2/ Incorporated herein by reference to the initial filing of Registrant's
      Form N-4 Registration Statement (File No. 33-43390, filed on October 16, 1991.

  /3/ Incorporated herein by reference to Pre-Effective Amendment No. 1 to
      Registrant's Registration Statement (File No. 33-43390), filed on December 31, 1991.

  /4/ Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (File No. 33-43390), filed on April 30, 1992.

  /5/  Included in Part A of this Amendment.

  /6/ Previously filed in Post-Effective Amendment No. 4 to Registrant's Form N-4 Registration Statement (File No. 33-43390), filed on April 28, 1995.

  /7/ Previously filed in Post-Effective Amendment No. 3 to Registrant's Form N-4 Registration Statement (File No. 33-43390), filed on March 2, 1994.

  /8/ Previously filed in Post-Effective Amendment No. 7 to Registrant's Form N-4 Registration Statement (File No. 33-43390), filed on April 30, 1996.

  /9/ Previously filed in Post-Effective Amendment No. 9 to Registrant's Form N-4 Registration Statement (File No.33-43390), filed on August 16, 1996.

  /10/ Previously filed in Post-Effective Amendment No. 12 to Registrant's Form
       N-4 Registration Statement (File No. 33-43390), filed on April 30, 1997.

  /11/ Previously filed in the initial filing of Registrant's Form N-4
       Registration Statement (File No.333-40637), filed on November 20, 1997.

  /12/ Previously filed in Pre-Effective Amendment No. 1 to Registrant's Form
       N-4 Registration Statement (File No. 333-40637), filed on February 12, 1998. These exhibits have not been filed in definitive form in reliance on Rule 483(d)(3) under the Securities Act of 1933.

  /13/ Previously filed in Pre-Effective Amendment No. 1 to Registrant's Form
       N-4 Registration Statement (File No. 333-40637), filed on February 12, 1998.

  /14/ Incorporated herein by reference to Post-Effective Amendment No. 23 to the Form N-4 Registration Statement of AGL's Separate Account A (File No. 33-44745), filed on April 24, 1998.

  /15/ Incorporated herein by reference to the initial filing of Registrant's
       Form N-4 Registration Statement (File No. 333-70667) filed on January 15, 1999.

  /16/ Incorporated herein by reference to Pre-Effective Amendment No. 1 of the Form S-6 Registration Statement of American General Life Insurance Company Separate Account VL-R (File No. 333-42567), filed on March 23, 1998.

  /17/ Incorporated herein by reference to Pre-Effective Amendment No. 3 of the Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998.

  /18/ Previously filed in Post-Effective Amendment No. 4 to Registrant's Form
       N-4 Registration Statement (File No. 333-40637), filed on March 30, 1999.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

  The directors, executive officers, and, to the extent responsible for variable annuity operations, other officers of the depositor are listed below.

                                      Positions and Offices
  Name and Principal                  with the
  Business Address                    Depositor
  ------------------                 ----------

  Donald W. Britton                   Director and
  2929 Allen Parkway                  Vice Chairman
  Houston, Texas 77019

  David A. Fravel                     Director and
  2929 Allen Parkway                  Executive Vice President
  Houston, Texas   77019

  Robert F. Herbert, Jr.              Director,
  2727-A Allen Parkway                Senior Vice President,
  Houston, TX   77019                 Treasurer and Controller

  Royce G. Imhoff, II                 Director, Senior
  2727-A Allen Parkway                Vice President and
  Houston, TX   77019                 Chief Marketing Officer

  John V. LaGrasse                    Director and
  2929 Allen Parkway                  Executive Vice President-
  Houston, TX   77019                 Chief Systems Officer

  Rodney O. Martin, Jr.               Director and Senior
  2929 Allen Parkway                  Chairman
  Houston, TX    77019

  Gary D. Reddick                     Director and
  2929 Allen Parkway                  Executive Vice President
  Houston, TX  77019

  Ronald H. Ridlehuber                Director, President and
  2727-A Allen Parkway                Chief Executive Officer
  Houston, TX  77019

  Thomas M. Zurek                     Director,
  2929 Allen Parkway                  Executive Vice President,
  Houston, Texas 77019                General Counsel and Secretary

  Robert M. Beuerlein                 Senior Vice President
  2727-A Allen Parkway                and Chief Actuary
  Houston, TX  77019

  F. Paul Kovach, Jr.                 Senior Vice President-
  2727 Allen Parkway                  Broker Dealers
  Houston, TX  77019

  Simon J. Leech                              Senior Vice President-
  2727-A Allen Parkway                        Houston Service Center
  Houston, TX  77019

  Don M. Ward                                 Senior Vice President-
  2727 Allen Parkway                          Variable Products-Marketing
  Houston, TX  77019

  Farideh Farrokhi                            Vice President -
  2727-A Allen Parkway                        Variable Products Accounting
  Houston, TX  77019

  Rosalia S. Nolan                            Vice President-
  2727-A Allen Parkway                        Policy Administration
  Houston, TX  77019

  Larry M. Robinson                           Vice President-
  2727-A Allen Parkway                        Variable Products-Marketing
  Houston, TX  77019

  Pauletta P. Cohn                            Assistant Secretary
  2929 Allen Parkway
  Houston, TX  77019

  Joyce R. Bilski                             Administrative Officer
  2727-A Allen Parkway
  Houston, TX  77019

  Timothy M. Donovan                          Administrative Officer
  2727-A Allen Parkway
  Houston, TX  77019

  Karen Harper                                Administrative Officer
  2727-A Allen Parkway
  Houston, TX  77019

  Laura Milazzo                               Administrative Officer
  2727-A Allen Parkway
  Houston, TX  77019

  Patricia L. Myles                           Administrative Officer
  2727-A Allen Parkway
  Houston, TX  77019

  Linda Price                                 Administrative Officer
  2727-A Allen Parkway
  Houston, TX  77019

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following is a list of American General Corporation's subsidiaries as of February 29, 2000. All subsidiaries listed are corporations, unless otherwise indicated. Subsidiaries of subsidiaries are indicated by indentations and unless otherwise indicated, all subsidiaries are wholly owned. Inactive subsidiaries are denoted by an asterisk (*).

                                                                                   Jurisdiction of
Name                                                                                Incorporation
-------------------------------------------------------------------------          --------------
AGC Life Insurance Company................................................          Missouri
 American General Property Insurance Company/16/..........................          Tennessee
  American General Property Insurance Company of Florida..................          Florida
 American General Life and Accident Insurance Company/6/..................          Tennessee
 American General Life Insurance Company/7/...............................          Texas
  American General Annuity Service Corporation............................          Texas
  American General Life Companies.........................................          Delaware
  American General Life Insurance Company of New York.....................          New York
   The Winchester Agency Ltd. ............................................          New York
  The Variable Annuity Life Insurance Company.............................          Texas
   Parkway 1999 Trust/17/.................................................          Maryland
   PESCO Plus, Inc/14/....................................................          Delaware
   American General Gateway Services, L.L.C/15/...........................          Delaware
   The Variable Annuity Marketing Company.................................          Texas
   American General Financial Advisors, Inc. .............................          Texas
   VALIC Retirement Services Company......................................          Texas
   VALIC Trust Company....................................................          Texas
   American General Assignment Corporation of New York....................          New York
The Franklin Life Insurance Company.......................................          Illinois
 The American Franklin Life Insurance Company.............................          Illinois
 Franklin Financial Services Corporation..................................          Delaware
HBC Development Corporation...............................................          Virginia
Templeton American General Life of Bermuda, Ltd./13/......................          Bermuda
Western National Corporation..............................................          Delaware
 WNL Holding Corp. .......................................................          Delaware
  American General Annuity Insurance Company..............................          Texas
  American General Assignment Corporation.................................          Texas
  American General Distributors, Inc. ....................................          Delaware
  A.G. Investment Advisory Services, Inc. ................................          Delaware
  American General Financial Institutions Group, Inc. ....................          Delaware
  WNL Insurance Services, Inc. ...........................................          Delaware
American General International, Inc. .....................................          Delaware
American General Enterprise Services, Inc. ...............................          Delaware
American General Corporation*.............................................          Delaware
American General Delaware Management Corporation/1/.......................          Delaware
American General Finance, Inc. ...........................................          Indiana
 HSA Residential Mortgage Services of Texas, Inc. ........................          Delaware
 AGF Investment Corp. ....................................................          Indiana
 American General Auto Finance, Inc. .....................................          Delaware
 American General Finance Corporation/8/..................................          Indiana
  American General Finance Group, Inc. ...................................          Delaware


   American General Financial Services, Inc./9 /                      Delaware
    The National Life and Accident Insurance Company                  Texas
  Merit Life Insurance Co.                                            Indiana
  Yosemite Insurance Company                                          Indiana
 American General Finance, Inc.                                       Alabama
 A.G. Financial Service Center, Inc.                                  Utah
 American General Bank, FSB                                           Utah
 American General Financial Center, Inc.*                             Indiana
 American General Financial Center, Incorporated*                     Indiana
 American General Financial Center Thrift Company*                    California
 Thrift, Incorporated*                                                Indiana
American General Investment Advisory Services, Inc.*                  Texas
American General Investment Holding Corporation/10/                   Delaware
 American General Investment Management, L.P./10/                     Delaware
American General Investment Management Corporation/10/                Delaware
American General Realty Advisors, Inc.                                Delaware
American General Realty Investment Corporation                        Texas
 AGLL Corporation/11/                                                 Delaware
 American General Land Holding Company                                Delaware
  AG Land Associates, LLC/11/                                         California
 GDI Holding, Inc.*/12/                                               California
 Pebble Creek Service Corporation                                     Florida
 SR/HP/CM Corporation                                                 Texas
Green Hills Corporation                                               Delaware
Knickerbocker Corporation                                             Texas
 American Athletic Club, Inc.                                         Texas
Pavilions Corporation                                                 Delaware
USLIFE Corporation                                                    Delaware
 All American Life Insurance Company                                  Illinois
 American General Assurance Company                                   Illinois
  American General Indemnity Company                                  Nebraska
  USLIFE Credit Life Insurance Company of Arizona                     Arizona
 American General Life Insurance Company of Pennsylvania              Pennsylvania
 I.C. Cal*                                                            California
 North Central Administrators, Inc.                                   Minnesota
 North Central Life Insurance Company                                 Minnesota
  North Central Caribbean Life, Ltd.                                  Nevis
 The Old Line Life Insurance Company of America                       Wisconsin
 The United States Life Insurance Company in the City of New York     New York
 American General Bancassurance Services, Inc.                        Illinois
  USMRP, Ltd.                                                         Turks & Caicos
 USLIFE Realty Corporation                                            Texas
   USLIFE Real Estate Services Corporation                            Texas
 USLIFE Systems Corporation                                           Delaware

American General Finance Foundation, Inc. is not included on this list. It is a non-profit corporation.

                                    NOTES

/1/ The following limited liability companies were formed in the State of Delaware on March 28, 1995. The limited liability interests of each are jointly owned by AGC and AGDMC and the business and affairs of each are managed by AGDMC:

     American General Capital, L.L.C.
     American General Delaware, L.L.C.

/2/ On November 26, 1996, American General Institutional Capital A ("AG Cap Trust A"), a Delaware business trust, was created. On March 10, 1997, American General Institutional Capital B ("AG Cap Trust B"), also a Delaware business trust, was created. Both AG Cap Trust A's and AG Cap Trust B's business and affairs are conducted through their trustees:
     Bankers Trust Company and Bankers Trust (Delaware). Capital securities of each are held by non-affiliated third party investors and common securities of AG Cap Trust A and AG Cap Trust B are held by AGC.

/3/ On November 14, 1997, American General Capital I, American General Capital II, American General Capital III, and American General Capital IV (collectively, the "Trusts"), all Delaware business trusts, were created. Each of the Trusts' business and affairs are conducted through its trustees: Bankers Trust (Delaware) and James L. Gleaves (not in his individual capacity, but solely as Trustee).

/4/ On July 10, 1997, the following insurance subsidiaries of AGC became the direct owners of the indicated percentages of membership units of SBIL B, L.L.C. ("SBIL B"), a U.S. limited liability company: VALIC (22.6%), FL (8.1%), AGLA (4.8%) and AGL (4.8%). Through their aggregate 40.3% interest in SBIL B, VALIC, FL, AGLA and AGL indirectly own approximately 28% of the securities of SBI, an English company, and 14% of the securities of ESBL, an English company, SBP, an English company, and SBFL, a Cayman Islands company. These interests are held for investment purposes only.

/5/ Effective December 5, 1997, AGC and Grupo Nacional Provincial, S.A. ("GNP") completed the purchase by AGC of a 40% interest in Grupo Nacional Provincial Pensions S.A. de C.V., a new holding company formed by GNP, one of Mexico's largest financial services companies.

/6/ AGLA owns approximately 12% of Whirlpool Financial Corp. ("Whirlpool") preferred stock. AGLA's holdings in Whirlpool represents approximately 3% of the voting power of the capital stock of Whirlpool. The interests in Whirlpool (which is a corporation that is not associated with AGC) are held for investment purposes only.

/7/ AGL owns 100% of the common stock of American General Securities Incorporated ("AGSI"), a full-service NASD broker-dealer. AGSI, in turn, owns 100% of the stock of the following insurance agencies:

        American General Insurance Agency, Inc. (Missouri)
        American General Insurance Agency of Hawaii, Inc. (Hawaii)
        American General Insurance Agency of Massachusetts, Inc. (Massachusetts)

     In addition, the following agencies are indirectly related to AGSI, but not owned or controlled by AGSI:
        American General Insurance Agency of Ohio, Inc. (Ohio)
        American General Insurance Agency of Texas, Inc. (Texas)
        American General Insurance Agency of Oklahoma, Inc. (Oklahoma)
        Insurance Masters Agency, Inc. (Texas)

     The foregoing indirectly related agencies are not affiliates or subsidiaries of AGL under applicable holding company laws, but they are part of the AGC group of companies under other laws.

/8/ American General Finance Corporation is the parent of an additional 42 wholly-owned subsidiaries incorporated in 25 states for the purpose of conducting its consumer finance operations, in addition to those noted in footnote 9 below.

/9/ American General Financial Services, Inc., is the direct or indirect parent of an additional 8 wholly-owned subsidiaries incorporated in 5 states and Puerto Rico for the purpose of conducting its consumer finance operations.

/10/ American General Investment Management, L.P., a Delaware limited partnership, is jointly owned by AGIHC and AGIMC. AGIHC holds a 99% limited partnership interest, and AGIMC owns a 1% general partnership interest.

/11/ AG Land Associates, LLC is jointly owned by AGLH and AGLL.  AGLH holds a
     98.75% managing interest and AGLL owns a 1.25% managing interest.

/12/ AGRI owns a 75% interest in GDI Holding, Inc.

/13/ AGCL owns 50% of the common stock of TAG Life.  Templeton International,
     Inc., a Delaware corporation, owns the remaining 50% of TAG Life. Templeton International, Inc. is not affiliated with AGC.

/14/ VALIC holds 90% of the outstanding common shares of PESCO Plus, Inc.  The
     Florida Education Association/United, a Florida teachers union and unaffiliated third party, holds the remaining 10% of the outstanding common shares.

/15/ VALIC holds 90% of the outstanding common shares of American General
     Gateway Services, L.L.C. Gateway Investment Services, Inc., a California corporation and an unaffiliated third party, holds the remaining 10% of the outstanding common shares.

/16/ AGPIC is jointly owned by AGCL and AGLA.  AGCL owns 51.85% and AGLA owns
     48.15% of the  issued and outstanding shares of AGPIC.

/17/ Parkway 1999 Trust was formed as a Maryland business trust to function as an investment subsidiary. VALIC owns 100% of its common equity.

COMPANY ABBREVIATIONS AS USED IN ITEM 26:

                                                                           State/Jur.
Abb.                                    Company                           of Domicile
-------------   -------------------------------------------------------   -----------

AAL             All American Life Insurance Company....................      IL
AAth            American Athletic Club, Inc............................      TX
AFLI            The American Franklin Life Insurance Company...........      IL
AGAIC           American General Annuity Insurance Company.............      TX
ASGN-NY         American General Assignment Corporation of New York....      NY
AGAC            American General Assurance Company.....................      IL
AGAS            American General Annuity Service Corporation...........      TX
AGBS            American General Distributors, Inc.....................      DE
AGB             American General Bank, FSB.............................      UT
AGC             American General Corporation...........................      TX
AGCL            AGC Life Insurance Company.............................      MO
AGDMC           American General Delaware Management Corporation.......      DE
AGES            American General Enterprise Services, Inc..............      DE
AGF             American General Finance, Inc..........................      IN
AGFC            American General Finance Corporation...................      IN
AGFCI           American General Financial Center, Incorporated........      IN
AGFCT           American General Financial Center Thrift Company.......      CA
AGFG            American General Finance Group, Inc....................      DE
AGF Inv         AGF Investment Corp....................................      IN
AGFn            A.G. Financial Service Center, Inc.....................      UT
AGFnC           American General Financial Center, Inc.................      IN
AGFS            American General Financial Services, Inc...............      DE
AGFA            American General Financial Advisors, Inc...............      TX
AGFIG           American General Financial Institutions Group, Inc.....      DE
AGGS            American General Gateway Services, L.L.C...............      DE
AGIA            American General Insurance Agency, Inc.................      MO
AGIAH           American General Insurance Agency of Hawaii, Inc.......      HI
AGIAM           American General Insurance Agency of
                  Massachusetts, Inc...................................      MA
AGIAO           American General Insurance Agency of Ohio, Inc.              OH
AGIAOK          American General Insurance Agency of Oklahoma, Inc.....      OK
AGIAS           A.G. Investment Advisory Services, Inc.................      DE
AGIAT           American General Insurance Agency of Texas, Inc.             TX
AGII            American General International, Inc.                         DE
AGIHC           American General Investment Holding Corporation              DE
AGIM            American General Investment Management, L.P.                 DE
AGIMC           American General Investment Management Corporation           DE
AGIND           American General Indemnity Company.....................      NE
AGL             American General Life Insurance Company................      TX
AGLC            American General Life Companies .......................      DE
AGLA            American General Life and Accident Insurance Company...      TN
AGLH            American General Land Holding Company..................      DE
AGLL            AGLL Corporation.......................................      DE

AGNY       American General Life Insurance Company of New York....   NY
AGPA       American General Life Insurance Company of Pennsylvania   PA
AGPIC      American General Property Insurance Company............   TN
AGRA       American General Realty Advisors, Inc..................   DE
AGRI       American General Realty Investment Corporation.........   TX
AGSI       American General Securities Incorporated...............   TX
AGX        American General Exchange, Inc.........................   TN
ASGN       American General Assignment Corporation................   TX
FFSC       Franklin Financial Services Corporation................   DE
FL         The Franklin Life Insurance Company....................   IL
GHC        Green Hills Corporation................................   DE
HBDC       HBC Development Corporation............................   VA
KC         Knickerbocker Corporation..............................   TX
ML         Merit Life Insurance Co................................   IN
NLA        The National Life and Accident Insurance Company.......   TX
NCA        North Central Administrators, Inc......................   MN
NCL        North Central Life Insurance Company...................   MN
NCCL       North Central Caribbean Life, Ltd......................   T&C
OLL        The Old Line Life Insurance Company of America.........   WI
PKWY       Parkway 1999 Trust.....................................   MD
PAV        Pavilions Corporation..................................   DE
PCSC       Pebble Creek Service Corporation.......................   FL
PIFLA      American General Property Insurance Company of Florida.   FL
PPI        PESCO Plus, Inc........................................   DE
RMST       HSA Residential Mortgage Services of Texas, Inc........   DE
SRHP       SR/HP/CM Corporation...................................   TX
TAG Life   Templeton American General Life of Bermuda, Ltd........   BA
TI         Thrift, Incorporated...................................   IN
UAS        American General Bancassurance Services, Inc...........   IL
UC         USLIFE Corporation.....................................   DE
UCLA       USLIFE Credit Life Insurance Company of Arizona........   AZ
URC        USLIFE Realty Corporation..............................   TX
USC        USLIFE Systems Corporation.............................   DE
USL        The United States Life Insurance Company in the City of
           New York...............................................   NY
USMRP      USMRP, Ltd.............................................   T&C
VALIC      The Variable Annuity Life Insurance Company............   TX
VAMCO      The Variable Annuity Marketing Company.................   TX
VRSCO      VALIC Retirement Services Company......................   TX
VTC        VALIC Trust Company                                       TX
WA         The Winchester Agency Ltd..............................   NY
WIS        WNL Insurance Services, Inc............................   DE
WNC        Western National Corporation...........................   DE
WNLH       WNL Holding Corp.......................................   DE
YIC        Yosemite Insurance Company.............................   IN

ITEM 27. NUMBER OF CONTRACT OWNERS

         As of March 17, 2000, there were 79 owners of Contracts of the class presently offered by this Registration Statement.

ITEM 28. INDEMNIFICATION

        Article VII, section 1, of the Company's By-Laws provides, in part, that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Company) by reason of the fact that such person is or was serving at the request of the Company, against expenses, judgments, fines, settlements, and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner such person reasonably believed to be in the best interest of the Company and, in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.

        Article VII, section 1 (in part), section 2, and section 3, provide that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action by or in the right of the Company to procure a judgment in its favor by reason of the fact that such person is or was acting in behalf of the Company, against expenses actually and reasonably incurred by such person in connection with the defense or settlement of such action if such person acted in good faith, in a manner such person believed to be in the best interests of the Company, and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances. No indemnification shall be made under section 1: (a) in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable to the Company, unless and only to the extent that the court in which such action was brought shall determine upon application that, in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for the expenses which such court shall determine;
        (b) of amounts paid in settling or otherwise disposing of a threatened or pending action with or without court approval; or (c) of expense incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval.

        Article VII, section 3, provides that, with certain exceptions, any indemnification under Article VII shall be made by the Company only if authorized in the specific case, upon a determination that indemnification of the person is proper in the circumstances because the person has met the applicable standard of conduct set forth in section 1 of Article VII by (a) a majority vote of a quorum consisting of directors who are not parties to such proceeding; (b) approval of the shareholders, with the shares owned by the person to be indemnified not being entitled to vote thereon; or (c) the court in which such proceeding is or was pending upon application made by the Company or the indemnified person or the attorney or other persons rendering services in connection with the defense, whether or not such application by the attorney or indemnified person is opposed by the Company.

        Article VII, section 7, provides that for purposes of Article VII, those persons subject to indemnification include any person who is or was a director, officer, or employee of the Company, or is or was serving at the request of the Company as a director, officer, or employee of another foreign or domestic corporation which was a predecessor corporation of the Company or of another enterprise at the request of such predecessor corporation.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS

       (a) Registrant's principal underwriter, American General Securities Incorporated, also acts as principal underwriter for American General Life Insurance Company of New York Separate Account E, American General Life Insurance Company Separate Accounts A and VL-R and The United States Life Insurance Company in the City of New York Separate Accounts USL VA-R and USL VL-R.

       (b) The directors and principal officers of the principal underwriter are:

                                                Position and Offices
                                                with Underwriter,
            Name and Principal                  American General
              Business Address                  Securities Incorporated
             ------------------                 -----------------------
            F. Paul Kovach, Jr.                 Director, Chairman,
            American General Securities         President and Chief Executive Officer
             Incorporated
            2727 Allen Parkway
            Houston, Texas 77019

            Donald W. Britton                   Director
            American General Life
             Companies
            2929 Allen Parkway
            Houston, Texas 77019

            Royce G. Imhoff, II                 Director
            American General Life
             Insurance Company
            2727-A Allen Parkway
            Houston, Texas 77019

            Alice T. Kane                       Director
            American General Retirement
             Services
            125 Maiden Lane
            New York, New York 10038

            Rodney O. Martin, Jr.               Director and Vice Chairman
            American General Life
             Companies
            2929 Allen Parkway
            Houston, Texas 77019

            John A. Kalbaugh                    Vice President - Chief Marketing
            American General Securities         Officer
             Incorporated
            2727 Allen Parkway
            Houston, Texas 77019

            Robert M. Roth                      Vice President -
            American General Securities         Administration and Compliance,
             Incorporated                       Treasurer and Secretary
            2727 Allen Parkway
            Houston, Texas  77019

            Don M. Ward                         Vice President
            American General Life
             Companies
            2727 Allen Parkway
            Houston, Texas 77019

            Julie A. Cotton                     Assistant Secretary
            American General Life
             Companies
            2727 Allen Parkway
            Houston, Texas  77019

            Robert F. Herbert, Jr.              Assistant Treasurer
            American General Life
             Companies
            2727-A Allen Parkway
            Houston, Texas 77019

            D. Lynne Walters                    Assistant Tax Officer
            American General Corporation
            2929 Allen Parkway
            Houston, Texas 77019

ITEM 30. LOCATION OF RECORDS

      All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Companies at its principal executive office located at 2727-A Allen Parkway, Houston, TX 77019.

ITEM 31. MANAGEMENT SERVICES

      Not Applicable.

ITEM 32. UNDERTAKINGS

      The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can use to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

REPRESENTATION REGARDING THE REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER THE CONTRACTS PURSUANT TO SECTION 26)(E)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

      AGL represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AGL.

                              POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Thomas M. Zurek, Robert F. Herbert, Jr. and Pauletta P. Cohn and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account D, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has duly caused this Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 30/th/ day of March, 2000.


                                            AMERICAN GENERAL LIFE INSURANCE
                                            COMPANY
                                            SEPARATE ACCOUNT D
                                            (Registrant)


                                            BY: AMERICAN GENERAL LIFE INSURANCE
                                                COMPANY the Registrant and
                                                itself)


                                             BY: /s/  ROBERT F. HERBERT, JR.
                                                -----------------------------
                                                Robert F. Herbert, Jr.
                                                Senior Vice President, Treasurer
                                                and Controller
[SEAL]

ATTEST:  /s/ JULIE A. COTTON
         -------------------------------
         Julie A. Cotton
         Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following officers and directors of American General Life Insurance Company in the capacities and on the dates indicated.

Signature                                   Title                               Date
---------                                   -----                               ----


/s/ RONALD H. RIDLEHUBER         Director, President and CEO               March 30, 2000
------------------------
 Ronald H. Ridlehuber


/s/ ROBERT F. HERBERT, JR.       Director, Senior Vice
--------------------------       President, Treasurer and Controller       March 30, 2000
 Robert F. Herbert, Jr.


/s/ DONALD W. BRITTON            Director                                  March 30, 2000
---------------------
Donald W. Britton


/s/  DAVID A. FRAVEL             Director                                  March 30, 2000
--------------------
David A. Fravel


/s/  DAVID L. HERZOG             Director                                  March 30, 2000
--------------------
David L. Herzog


/s/  ROYCE G. IMHOFF, II         Director                                  March 30, 2000
------------------------
Royce G. Imhoff, II


/s/ JOHN V. LAGRASSE             Director                                  March 30, 2000
--------------------
John V. LaGrasse

                                 Director
-------------------------
Rodney O. Martin, Jr.


/s/ GARY D. REDDICK              Director                                  March 30, 2000
-------------------
Gary D. Reddick


/s/ THOMAS M. ZUREK              Director                                  March 30, 2000
-------------------
Thomas M. Zurek


                                 EXHIBIT INDEX

10       Consent of Independent Auditors